UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report April 30, 2013

Columbia Global Equity Fund

Columbia Global Equity Fund

President’s Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund’s summary prospectus will include the following key information:

>	Investment objective
>	Fee and expense table
>	Portfolio turnover rate information
>	Principal investment strategies, principal risks and performance information
>	Management information
>	Purchase and sale information
>	Tax information
>	Financial intermediary compensation information

Each fund’s statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams
>	Detailed up-to-date fund performance and portfolio information
>	Economic analysis and market commentary
>	Quarterly fund commentaries
>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Global Equity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Global Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Global Equity Fund (the Fund) Class A shares returned 14.25% excluding sales charges for the six months ended April 30, 2013.

>	The Fund outperformed its benchmark, the MSCI All Country World Index (Net), which returned 13.46% during the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/29/90
Excluding sales charges		14.25	11.83	0.52	8.28
Including sales charges		7.69	5.41	-0.66	7.64
Class B	03/20/95
Excluding sales charges		13.83	11.07	-0.23	7.46
Including sales charges		8.83	6.07	-0.63	7.46
Class C	06/26/00
Excluding sales charges		13.70	10.92	-0.25	7.45
Including sales charges		12.70	9.92	-0.25	7.45
Class I*	08/01/08	14.52	12.26	1.00	8.53
Class K	03/20/95	14.32	12.07	0.72	8.47
Class R*	12/11/06	14.16	11.61	0.44	8.10
Class R5*	12/11/06	14.48	12.37	1.00	8.58
Class W*	12/01/06	14.21	11.81	0.55	8.29
Class Z*	09/27/10	14.30	12.19	0.65	8.35
MSCI All Country World Index (Net)		13.46	15.02	1.53	8.74

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Global Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2013)
Toyota Motor Corp. (Japan)	2.5
Novartis AG, Registered Shares (Switzerland)	2.2
Samsung Electronics Co., Ltd. (South Korea)	2.1
Pfizer, Inc. (United States)	2.1
Google, Inc., Class A (United States)	2.0
Walt Disney Co. (The) (United States)	2.0
Unilever PLC (United Kingdom)	1.9
JPMorgan Chase & Co. (United States)	1.9
Nestlé SA, Registered Shares (Switzerland)	1.8
Covidien PLC (Ireland)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2013)
Belgium	1.5
Canada	2.4
France	1.3
Germany	4.8
Hong Kong	1.5
Indonesia	1.4
Ireland	1.8
Japan	9.0
Norway	0.8
Panama	1.1
South Korea	2.1
Switzerland	6.5
United Kingdom	10.7
United States(a)	55.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Neil Robson*

Esther Perkins, CFA

* Effective April 12, 2013, Neil Robson replaced Stephen Thornber as Lead Manager of the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Global Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2013)
Aerospace & Defense	0.9
Airlines	1.1
Automobiles	3.8
Beverages	2.9
Capital Markets	2.4
Chemicals	5.0
Commercial Banks	4.3
Commercial Services & Supplies	1.1
Communications Equipment	2.2
Computers & Peripherals	2.3
Consumer Finance	2.4
Diversified Financial Services	1.9
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	2.4
Food & Staples Retailing	0.7
Food Products	5.3
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	2.8
Insurance	4.6
Internet & Catalog Retail	1.5
Internet Software & Services	4.1
Machinery	3.3
Media	5.9
Metals & Mining	1.8
Oil, Gas & Consumable Fuels	5.2
Pharmaceuticals	5.6
Professional Services	0.9
Real Estate Management & Development	1.5
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	3.4
Software	2.6
Textiles, Apparel & Luxury Goods	1.4
Tobacco	1.1
Trading Companies & Distributors	3.8
Wireless Telecommunication Services	1.6
Money Market Funds	0.9
Total	99.4

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2013

Columbia Global Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,142.50	1,017.85	7.44	7.00	1.40
Class B	1,000.00	1,000.00	1,138.30	1,014.13	11.40	10.74	2.15
Class C	1,000.00	1,000.00	1,137.00	1,014.13	11.39	10.74	2.15
Class I	1,000.00	1,000.00	1,145.20	1,020.18	4.95	4.66	0.93
Class K	1,000.00	1,000.00	1,143.20	1,018.65	6.59	6.21	1.24
Class R	1,000.00	1,000.00	1,141.60	1,016.56	8.81	8.30	1.66
Class R5	1,000.00	1,000.00	1,144.80	1,019.93	5.21	4.91	0.98
Class W	1,000.00	1,000.00	1,142.10	1,017.80	7.49	7.05	1.41
Class Z	1,000.00	1,000.00	1,143.00	1,019.09	6.11	5.76	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until February 28, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.04% for Class I, 1.34% for Class K, 1.74% for Class R, 1.09% for Class R5, 1.49% for Class W and 1.24% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2013. If this change had been in place for the entire six month period ended April 30, 2013, the actual expenses paid would have been $7.92 for Class A, $11.88 for Class B, $11.87 for Class C, $5.53 for Class I, $7.12 for Class Class K, $9.24 for Class R, $5.80 for Class R5, $7.91 for Class W and $6.59 for Class Z; the hypothetical expenses paid would have been $7.45 for Class A, $11.18 for Class B, $11.18 for Class C, $5.21 for Class I, $6.71 for Class K, $8.70 for Class R, $5.46 for Class R5, $7.45 for Class W and $6.21 for Class Z.

Semiannual Report 2013	5

Columbia Global Equity Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%
Issuer	Shares	Value ($)

Belgium 1.6%
Anheuser-Busch InBev NV	62,326	5,930,298

Canada 2.4%
Aimia, Inc.	122,200	1,928,612

First Quantum Minerals Ltd.	201,100	3,511,190

Methanex Corp.	88,000	3,729,813

Total		9,169,615

France 1.3%
Renault SA	71,232	4,908,088

Germany 4.7%
Brenntag AG	27,163	4,630,727

Fresenius Medical Care AG & Co. KGaA	39,208	2,705,674

Kabel Deutschland Holding AG	47,103	4,476,872

Linde AG	15,324	2,897,984

MTU Aero Engines Holding AG	35,596	3,367,728

Total		18,078,985

Hong Kong 1.5%
Great Eagle Holdings Ltd.	456,377	1,937,520

Sun Hung Kai Properties Ltd.	271,000	3,918,684

Total		5,856,204

Indonesia 1.4%
PT Bank Rakyat Indonesia Persero Tbk	5,615,000	5,438,269

Ireland 1.8%
Covidien PLC	104,446	6,667,833

Japan 8.9%
Aeon Co., Ltd.	184,300	2,609,200

Aozora Bank Ltd.	1,423,000	4,458,402

Asahi Group Holdings Ltd.	211,100	5,249,545

Konami Corp.	147,800	3,371,551

Makita Corp.	84,400	5,148,234

Nomura Holdings, Inc.	468,300	3,827,277

Toyota Motor Corp.	163,000	9,460,170

Total		34,124,379

Norway 0.8%
ProSafe SE	314,321	3,022,742

Panama 1.1%
Copa Holdings SA, Class A	33,724	4,235,060

Common Stocks (continued)
Issuer	Shares	Value ($)

South Korea 2.1%
Samsung Electronics Co., Ltd.	5,762	7,968,964

Switzerland 6.4%
Nestlé SA, Registered Shares	96,122	6,864,380

Novartis AG, Registered Shares	110,268	8,188,864

Swatch Group AG (The)	9,003	5,156,052

TE Connectivity Ltd.	100,856	4,392,279

Total		24,601,575

United Kingdom 10.6%
BG Group PLC	309,075	5,206,702

GlaxoSmithKline PLC	199,163	5,137,086

HSBC Holdings PLC	609,762	6,663,367

Rio Tinto PLC	70,055	3,176,453

Tullow Oil PLC	210,084	3,266,603

Unilever PLC	169,134	7,319,498

Vodafone Group PLC	2,053,155	6,257,344

Weir Group PLC (The)	102,780	3,518,758

Total		40,545,811

United States 51.9%
Affiliated Managers Group, Inc.(a)	13,117	2,042,055

Airgas, Inc.	51,556	4,982,887

American Express Co.	95,452	6,529,871

American International Group, Inc.(a)	159,759	6,617,218

Aon PLC	103,662	6,256,002

Apple, Inc.	11,053	4,893,716

CF Industries Holdings, Inc.	16,131	3,008,593

Comcast Corp., Class A	119,313	4,927,627

Cummins, Inc.	35,210	3,745,992

Discover Financial Services	57,515	2,515,706

Dresser-Rand Group, Inc.(a)	56,117	3,120,666

eBay, Inc.(a)	106,754	5,592,842

EMC Corp.(a)	169,684	3,806,012

Equifax, Inc.	55,234	3,380,321

Facebook, Inc., Class A(a)	95,624	2,654,522

Fidelity National Financial, Inc., Class A	178,753	4,799,518

Google, Inc., Class A(a)	9,184	7,572,851

Henry Schein, Inc.(a)	55,715	5,036,636

JPMorgan Chase & Co.	146,674	7,188,493

Lam Research Corp.(a)	104,421	4,826,339

Las Vegas Sands Corp.	95,593	5,377,106

Liberty Global, Inc., Class A(a)	51,211	3,706,140

LyondellBasell Industries NV, Class A	75,381	4,575,627

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Global Equity Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Marathon Petroleum Corp.	49,370	3,868,633

McDonald’s Corp.	52,918	5,405,044

Mead Johnson Nutrition Co.	76,346	6,190,897

Microsoft Corp.	109,260	3,616,506

National Oilwell Varco, Inc.	47,712	3,111,777

Pfizer, Inc.	271,693	7,898,115

Philip Morris International, Inc.	44,847	4,286,925

priceline.com, Inc.(a)	8,061	5,610,375

QUALCOMM, Inc.	95,877	5,907,941

Riverbed Technology, Inc.(a)	173,013	2,570,973

Sirona Dental Systems, Inc.(a)	63,438	4,665,231

Solera Holdings, Inc.	53,338	3,071,202

Tyco International Ltd.	132,276	4,248,705

Union Pacific Corp.	39,870	5,899,165

United Rentals, Inc.(a)	92,520	4,867,477

Walt Disney Co. (The)	120,295	7,559,338

WESCO International, Inc.(a)	67,399	4,831,834

World Fuel Services Corp.	81,904	3,321,207

Zimmer Holdings, Inc.	51,682	3,951,089

Total		198,039,174

Total Common Stocks
(Cost: $301,963,580)		368,586,997

Limited Partnerships 2.0%
Issuer	Shares	Value ($)

United States 2.0%
Blackstone Group LP	168,486	3,462,387

Enterprise Products Partners LP	67,500	4,093,875

Total		7,556,262

Total Limited Partnerships
(Cost: $6,236,969)		7,556,262

Money Market Funds 0.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.126%(b)(c)	3,391,552	3,391,552

Total Money Market Funds
(Cost: $3,391,552)		3,391,552

Total Investments
(Cost: $311,592,101)		379,534,811

Other Assets & Liabilities, Net		2,387,557

Net Assets		381,922,368

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,088,083	59,112,902	(58,809,433)	3,391,552	3,442	3,391,552

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Global Equity Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	34,514,243	24,001,183	—	58,515,426

Consumer Staples	10,477,822	27,972,921	—	38,450,743

Energy	13,422,283	11,496,046	—	24,918,329

Financials	35,948,862	26,243,519	—	62,192,381

Health Care	28,218,904	16,031,623	—	44,250,527

Industrials	31,208,554	16,665,448	—	47,874,002

Information Technology	48,905,183	11,340,514	—	60,245,697

Materials	19,808,110	6,074,438	—	25,882,548

Telecommunication Services	—	6,257,344	—	6,257,344

Total Equity Securities	222,503,961	146,083,036	—	368,586,997

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Global Equity Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Limited Partnerships	7,556,262	—	—	7,556,262

Money Market Funds	3,391,552	—	—	3,391,552

Total Other	10,947,814	—	—	10,947,814

Total	233,451,775	146,083,036	—	379,534,811

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Global Equity Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $308,200,549)	$376,143,259

Affiliated issuers (identified cost $3,391,552)	3,391,552

Total investments (identified cost $311,592,101)	379,534,811

Foreign currency (identified cost $145,256)	146,022

Receivable for:

Investments sold	1,467,533

Capital shares sold	21,344

Dividends	873,060

Reclaims	465,722

Expense reimbursement due from Investment Manager	478

Prepaid expenses	1,013

Trustees’ deferred compensation plan	23,475

Total assets	382,533,458

Liabilities

Payable for:

Investments purchased	321

Capital shares purchased	369,475

Investment management fees	8,263

Distribution and/or service fees	3,139

Transfer agent fees	45,325

Administration fees	835

Plan administration fees	41

Compensation of board members	76,467

Other expenses	83,749

Trustees’ deferred compensation plan	23,475

Total liabilities	611,090

Net assets applicable to outstanding capital stock	$381,922,368

Represented by

Paid-in capital	$483,045,643

Excess of distributions over net investment income	(293,282)

Accumulated net realized loss	(168,799,796)

Unrealized appreciation (depreciation) on:

Investments	67,942,710

Foreign currency translations	27,093

Total — representing net assets applicable to outstanding capital stock	$381,922,368

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Global Equity Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A

Net assets	$344,773,235

Shares outstanding	41,321,212

Net asset value per share	$8.34

Maximum offering price per share(a)	$8.85

Class B

Net assets	$11,140,704

Shares outstanding	1,433,424

Net asset value per share	$7.77

Class C

Net assets	$17,405,310

Shares outstanding	2,268,164

Net asset value per share	$7.67

Class I

Net assets	$3,095

Shares outstanding	368

Net asset value per share(b)	$8.40

Class K

Net assets	$5,972,287

Shares outstanding	709,735

Net asset value per share	$8.41

Class R

Net assets	$128,936

Shares outstanding	15,374

Net asset value per share	$8.39

Class R5

Net assets	$3,093

Shares outstanding	368

Net asset value per share	$8.40

Class W

Net assets	$3,108

Shares outstanding	370

Net asset value per share(b)	$8.39

Class Z

Net assets	$2,492,600

Shares outstanding	296,998

Net asset value per share	$8.39

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Global Equity Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,492,405
Dividends — affiliated issuers	3,442
Interest	14,260
Income from securities lending — net	134
Foreign taxes withheld	(287,404)

Total income	4,222,837

Expenses:
Investment management fees	1,469,057
Distribution and/or service fees
Class A	418,839
Class B	54,770
Class C	85,456
Class R	269
Class W	4
Transfer agent fees
Class A	548,013
Class B	17,916
Class C	27,962
Class K	1,363
Class R	176
Class R5	1
Class W	5
Class Z	3,991
Administration fees	148,448
Plan administration fees
Class K	6,809
Compensation of board members	19,088
Custodian fees	18,150
Printing and postage fees	76,008
Registration fees	49,631
Professional fees	22,782
Other	9,639

Total expenses	2,978,377
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(272,589)

Total net expenses	2,705,788

Net investment income	1,517,049

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,952,728
Foreign currency translations	22,508

Net realized gain	14,975,236
Net change in unrealized appreciation (depreciation) on:
Investments	33,219,129
Foreign currency translations	(20,365)

Net change in unrealized appreciation (depreciation)	33,198,764

Net realized and unrealized gain	48,174,000

Net increase in net assets resulting from operations	$49,691,049

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Global Equity Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations

Net investment income	$1,517,049	$2,743,410

Net realized gain	14,975,236	5,108,675

Net change in unrealized appreciation (depreciation)	33,198,764	17,262,528

Net increase in net assets resulting from operations	49,691,049	25,114,613

Distributions to shareholders

Net investment income

Class A	(4,113,962)	(967,038)

Class B	(38,557)	—

Class C	(86,094)	—

Class I	(48)	(17)

Class K	(72,812)	(18,326)

Class R	(1,245)	(53)

Class R5	(47)	(17)

Class W	(37)	—

Class Z	(37,305)	(15,014)

Total distributions to shareholders	(4,350,107)	(1,000,465)

Increase (decrease) in net assets from capital stock activity	(32,598,310)	(89,704,617)

Proceeds from regulatory settlements (Note 6)	—	444,107

Total increase (decrease) in net assets	12,742,632	(65,146,362)

Net assets at beginning of period	369,179,736	434,326,098

Net assets at end of period	$381,922,368	$369,179,736

Undistributed (excess of distributions over) net investment income	$(293,282)	$2,539,776

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Global Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	836,073	6,570,395	2,280,396	16,181,626

Distributions reinvested	520,304	3,990,734	137,922	911,662

Redemptions	(5,104,704)	(39,834,835)	(13,137,573)	(93,897,107)

Net decrease	(3,748,327)	(29,273,706)	(10,719,255)	(76,803,819)

Class B shares

Subscriptions	21,881	161,275	38,926	258,507

Distributions reinvested	5,339	38,228	—	—

Redemptions(a)	(196,187)	(1,430,252)	(1,117,326)	(7,315,461)

Net decrease	(168,967)	(1,230,749)	(1,078,400)	(7,056,954)

Class C shares

Subscriptions	66,961	485,744	124,579	820,073

Distributions reinvested	10,028	70,901	—	—

Redemptions	(393,936)	(2,807,927)	(908,300)	(5,969,340)

Net decrease	(316,947)	(2,251,282)	(783,721)	(5,149,267)

Class K shares

Subscriptions	83,819	670,847	133,607	950,181

Distributions reinvested	9,414	72,772	2,750	18,316

Redemptions	(57,779)	(454,641)	(121,743)	(864,349)

Net increase	35,454	288,978	14,614	104,148

Class R shares

Subscriptions	7,761	60,016	1,140	8,153

Distributions reinvested	102	787	7	47

Redemptions	(975)	(7,897)	(2,715)	(20,039)

Net increase (decrease)	6,888	52,906	(1,568)	(11,839)

Class W shares

Redemptions	—	—	(1)	(1)

Net decrease	—	—	(1)	(1)

Class Z shares

Subscriptions	51,422	398,789	82,107	593,927

Distributions reinvested	3,260	25,099	1,443	9,583

Redemptions	(78,209)	(608,345)	(192,042)	(1,390,395)

Net decrease	(23,527)	(184,457)	(108,492)	(786,885)

Total net decrease	(4,215,426)	(32,598,310)	(12,676,823)	(89,704,617)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Global Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.39		$6.95		$7.07		$6.13		$5.21		$9.61

Income from investment operations:

Net investment income	0.03		0.05		0.01		0.00	(a)	0.05		0.05

Net realized and unrealized gain (loss)	1.01		0.40		(0.11)		0.96		0.95		(4.41)

Total from investment operations	1.04		0.45		(0.10)		0.96		1.00		(4.36)

Less distributions to shareholders:

Net investment income	(0.09)		(0.02)		(0.02)		(0.03)		(0.08)		(0.04)

Total distributions to shareholders	(0.09)		(0.02)		(0.02)		(0.03)		(0.08)		(0.04)

Proceeds from regulatory settlements	—		0.01		—		0.01		0.00	(a)	—

Net asset value, end of period	$8.34		$7.39		$6.95		$7.07		$6.13		$5.21

Total return	14.25%		6.62	%(b)	(1.40%)		15.78	%(c)	19.39	%(d)	(45.55%)

Ratios to average net assets(e)

Total gross expenses	1.55	%(f)	1.51%		1.46%		1.45%		1.44%		1.46%

Total net expenses(g)	1.40	%(f)	1.36	%(h)	1.36	%(h)	1.45%		1.44%		1.46%

Net investment income	0.87	%(f)	0.75%		0.18%		0.03%		0.92%		0.65%

Supplemental data

Net assets, end of period (in thousands)	$344,773		$333,196		$387,709		$375,169		$394,511		$380,430

Portfolio turnover	19%		50%		44%		54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$6.85		$6.47		$6.63		$5.77		$4.87		$9.02

Income from investment operations:

Net investment income (loss)	0.00	(a)	0.00	(a)	(0.04)		(0.04)		0.01		(0.01)

Net realized and unrealized gain (loss)	0.95		0.37		(0.11)		0.90		0.89		(4.14)

Total from investment operations	0.95		0.37		(0.15)		0.86		0.90		(4.15)

Less distributions to shareholders:

Net investment income	(0.03)		—		(0.01)		(0.01)		—		—

Total distributions to shareholders	(0.03)		—		(0.01)		(0.01)		—		—

Proceeds from regulatory settlements	—		0.01		—		0.01		0.00	(a)	—

Net asset value, end of period	$7.77		$6.85		$6.47		$6.63		$5.77		$4.87

Total return	13.83%		5.87	%(b)	(2.26%)		15.03	%(c)	18.48	%(d)	(46.01%)

Ratios to average net assets(e)

Total gross expenses	2.30	%(f)	2.26%		2.22%		2.21%		2.21%		2.23%

Total net expenses(g)	2.15	%(f)	2.11	%(h)	2.12	%(h)	2.21%		2.21%		2.23%

Net investment income (loss)	0.12	%(f)	0.02%		(0.56%)		(0.69%)		0.22%		(0.11%)

Supplemental data

Net assets, end of period (in thousands)	$11,141		$10,979		$17,347		$23,894		$33,009		$42,166

Portfolio turnover	19%		50%		44%		54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$6.78		$6.40		$6.55		$5.71		$4.83		$8.93

Income from investment operations:

Net investment income (loss)	0.00	(a)	(0.00	)(a)	(0.04)		(0.04)		(0.00	)(a)	(0.01)

Net realized and unrealized gain (loss)	0.93		0.37		(0.10)		0.88		0.89		(4.09)

Total from investment operations	0.93		0.37		(0.14)		0.84		0.89		(4.10)

Less distributions to shareholders:

Net investment income	(0.04)		—		(0.01)		(0.01)		(0.01)		—

Total distributions to shareholders	(0.04)		—		(0.01)		(0.01)		(0.01)		—

Proceeds from regulatory settlements	—		0.01		—		0.01		0.00	(a)	—

Net asset value, end of period	$7.67		$6.78		$6.40		$6.55		$5.71		$4.83

Total return	13.70%		5.94	%(b)	(2.14%)		14.86	%(c)	18.39	%(d)	(45.91%)

Ratios to average net assets(e)

Total gross expenses	2.30	%(f)	2.25%		2.22%		2.21%		2.20%		2.22%

Total net expenses(g)	2.15	%(f)	2.11	%(h)	2.11	%(h)	2.21%		2.20%		2.22%

Net investment income (loss)	0.13	%(f)	(0.00	%)(a)	(0.62%)		(0.72%)		(0.08%)		(0.09%)

Supplemental data

Net assets, end of period (in thousands)	$17,405		$17,516		$21,560		$10,147		$10,570		$4,755

Portfolio turnover	19%		50%		44%		54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012		2011	2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$7.46		$7.01		$7.11	$6.16		$5.25		$7.47

Income from investment operations:

Net investment income	0.05		0.09		0.01	0.04		0.09		0.03

Net realized and unrealized gain (loss)	1.02		0.40		(0.08)	0.95		0.95		(2.25)

Total from investment operations	1.07		0.49		(0.07)	0.99		1.04		(2.22)

Less distributions to shareholders:

Net investment income	(0.13)		(0.05)		(0.03)	(0.05)		(0.13)		—

Total distributions to shareholders	(0.13)		(0.05)		(0.03)	(0.05)		(0.13)		—

Proceeds from regulatory settlements	—		0.01		—	0.01		0.00	(b)	—

Net asset value, end of period	$8.40		$7.46		$7.01	$7.11		$6.16		$5.25

Total return	14.52%		7.15	%(c)	(0.98%)	16.32	%(d)	20.21	%(e)	(29.72%)

Ratios to average net assets(f)

Total gross expenses	1.00	%(g)	1.02%		0.93%	0.91%		0.84%		0.85	%(g)

Total net expenses(h)	0.93	%(g)	0.91%		0.92%	0.91%		0.84%		0.85	%(g)

Net investment income	1.35	%(g)	1.20%		0.15%	0.55%		1.56%		1.55	%(g)

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$3	$31,015		$32,596		$3

Portfolio turnover	19%		50%		44%	54%		81%		97%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to October 31, 2008.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class K	(Unaudited)		2012		2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$7.46		$7.01		$7.13	$6.18		$5.26		$9.70

Income from investment operations:

Net investment income	0.04		0.07		0.02	0.02		0.06		0.07

Net realized and unrealized gain (loss)	1.02		0.40		(0.11)	0.96		0.96		(4.46)

Total from investment operations	1.06		0.47		(0.09)	0.98		1.02		(4.39)

Less distributions to shareholders:

Net investment income	(0.11)		(0.03)		(0.03)	(0.04)		(0.10)		(0.05)

Total distributions to shareholders	(0.11)		(0.03)		(0.03)	(0.04)		(0.10)		(0.05)

Proceeds from regulatory settlements	—		0.01		—	0.01		0.00	(a)	—

Net asset value, end of period	$8.41		$7.46		$7.01	$7.13		$6.18		$5.26

Total return	14.32%		6.87	%(b)	(1.33%)	16.03	%(c)	19.72	%(d)	(45.47%)

Ratios to average net assets(e)

Total gross expenses	1.28	%(f)	1.28%		1.24%	1.21%		1.15%		1.29%

Total net expenses(g)	1.24	%(f)	1.21%		1.17%	1.21%		1.15%		1.28%

Net investment income	1.04	%(f)	0.90%		0.32%	0.27%		1.22%		0.83%

Supplemental data

Net assets, end of period (in thousands)	$5,972		$5,032		$4,627	$7,016		$6,059		$5,067

Portfolio turnover	19%		50%		44%	54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.44		$7.00		$7.14		$6.14		$5.23		$9.62

Income from investment operations:

Net investment income (loss)	0.03		0.03		(0.00	)(a)	(0.02)		(0.01)		0.05

Net realized and unrealized gain (loss)	1.02		0.41		(0.12)		1.01		1.00		(4.42)

Total from investment operations	1.05		0.44		(0.12)		0.99		0.99		(4.37)

Less distributions to shareholders:

Net investment income	(0.10)		(0.01)		(0.02)		—		(0.08)		(0.02)

Total distributions to shareholders	(0.10)		(0.01)		(0.02)		—		(0.08)		(0.02)

Proceeds from regulatory settlements	—		0.01		—		0.01		0.00	(a)	—

Net asset value, end of period	$8.39		$7.44		$7.00		$7.14		$6.14		$5.23

Total return	14.16%		6.37	%(b)	(1.70%)		16.29	%(c)	19.13	%(d)	(45.48%)

Ratios to average net assets(e)

Total gross expenses	1.80	%(f)	1.76%		1.72%		1.71%		1.69%		1.79%

Total net expenses(g)	1.66	%(f)	1.61	%(h)	1.61	%(h)	1.71%		1.69%		1.54%

Net investment income (loss)	0.64	%(f)	0.48%		(0.01%)		(0.24%)		(0.16%)		0.57%

Supplemental data

Net assets, end of period (in thousands)	$129		$63		$70		$41		$46		$3

Portfolio turnover	19%		50%		44%		54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class R5	(Unaudited)		2012		2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$7.46		$7.01		$7.12	$6.16		$5.25		$9.69

Income from investment operations:

Net investment income	0.05		0.08		0.02	0.03		0.08		0.08

Net realized and unrealized gain (loss)	1.02		0.41		(0.10)	0.97		0.96		(4.45)

Total from investment operations	1.07		0.49		(0.08)	1.00		1.04		(4.37)

Less distributions to shareholders:

Net investment income	(0.13)		(0.05)		(0.03)	(0.05)		(0.13)		(0.07)

Total distributions to shareholders	(0.13)		(0.05)		(0.03)	(0.05)		(0.13)		(0.07)

Proceeds from regulatory settlements	—		0.01		—	0.01		0.00	(a)	—

Net asset value, end of period	$8.40		$7.46		$7.01	$7.12		$6.16		$5.25

Total return	14.48%		7.15	%(b)	(1.13%)	16.44	%(c)	20.20	%(d)	(45.40%)

Ratios to average net assets(e)

Total gross expenses	1.05	%(f)	1.07%		0.94%	0.96%		0.90%		1.04%

Total net expenses(g)	0.98	%(f)	0.96%		0.92%	0.96%		0.90%		1.04%

Net investment income	1.30	%(f)	1.15%		0.32%	0.50%		1.39%		1.07%

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$3	$19		$18		$3

Portfolio turnover	19%		50%		44%	54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class W	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.44		$6.97		$7.10		$6.16		$5.23		$9.66

Income from investment operations:

Net investment income	0.03		0.05		0.02		0.01		0.06		0.05

Net realized and unrealized gain (loss)	1.02		0.41		(0.13)		0.95		0.96		(4.44)

Total from investment operations	1.05		0.46		(0.11)		0.96		1.02		(4.39)

Less distributions to shareholders:

Net investment income	(0.10)		(0.00	)(a)	(0.02)		(0.03)		(0.09)		(0.04)

Total distributions to shareholders	(0.10)		(0.00	)(a)	(0.02)		(0.03)		(0.09)		(0.04)

Proceeds from regulatory settlements	—		0.01		—		0.01		0.00	(a)	—

Net asset value, end of period	$8.39		$7.44		$6.97		$7.10		$6.16		$5.23

Total return	14.21%		6.76	%(b)	(1.52%)		15.80	%(c)	19.70	%(d)	(45.62%)

Ratios to average net assets(e)

Total gross expenses	1.60	%(f)	1.59%		1.48%		1.38%		1.30%		1.43%

Total net expenses(g)	1.41	%(f)	1.36	%(h)	1.37	%(h)	1.38%		1.30%		1.43%

Net investment income	0.87	%(f)	0.75%		0.21%		0.08%		1.05%		0.68%

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$3		$5		$4		$3

Portfolio turnover	19%		50%		44%		54%		81%		97%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$7.45		$7.00		$7.12		$6.85

Income from investment operations:

Net investment income (loss)	0.04		0.07		0.02		(0.01)

Net realized and unrealized gain (loss)	1.02		0.41		(0.11)		0.28

Total from investment operations	1.06		0.48		(0.09)		0.27

Less distributions to shareholders:

Net investment income	(0.12)		(0.04)		(0.03)		—

Total distributions to shareholders	(0.12)		(0.04)		(0.03)		—

Proceeds from regulatory settlements	—		0.01		—		—

Net asset value, end of period	$8.39		$7.45		$7.00		$7.12

Total return	14.30%		7.03	%(b)	(1.29%)		3.94%

Ratios to average net assets(c)

Total gross expenses	1.30	%(d)	1.25%		1.23%		1.37	%(d)

Total net expenses(e)	1.15	%(d)	1.11	%(f)	1.11	%(g)	1.37	%(d)

Net investment income (loss)	1.11	%(d)	1.00%		0.24%		(1.52	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,493		$2,387		$3,004		$3

Portfolio turnover	19%		50%		44%		54%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Global Equity Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in

24	Semiannual Report 2013

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Semiannual Report 2013	25

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.79% of the Fund’s average daily net assets.

The Investment Manager has voluntarily agreed to waive the investment management fee charged to the Fund on its assets that are invested in other Columbia Funds. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.08% of the Fund’s average daily net assets. The Investment Manager has voluntarily agreed to waive the administration fee charged to the Fund on its assets that are invested in other Columbia Funds. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $900.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the

26	Semiannual Report 2013

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.33%
Class B	0.33
Class C	0.33
Class K	0.05
Class R	0.33
Class R5	0.05
Class W	0.35
Class Z	0.33

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $17,075. The liability remaining at April 30, 2013 for non-recurring charges associated with the lease amounted to $8,873 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $877,000 and $1,420,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Semiannual Report 2013	27

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $90,297 for Class A, $848 for Class B and $410 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2013 through February 28, 2014	Prior to March 1, 2013
Class A	1.49%	1.36%
Class B	2.24	2.11
Class C	2.24	2.11
Class I	1.04	0.91
Class K	1.34	1.21
Class R	1.74	1.61
Class R5	1.09	0.96
Class W	1.49	1.36
Class Z	1.24	1.11

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $311,592,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$73,284,000
Unrealized depreciation	(5,341,000)
Net unrealized appreciation	$67,943,000

The following capital loss carryforward, determined as of October 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	939,646
2016	39,197,208
2017	125,704,676
2018	1,645,663
2019	13,445,692
Unlimited short-term	1,351,530
Unlimited long-term	1,143,069
Total	183,427,484

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $69,851,234 and $107,797,219, respectively, for the six months ended April 30, 2013.

Note 6. Regulatory Settlements

During the year ended October 31, 2012, the Fund received $444,107 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against

28	Semiannual Report 2013

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 12.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements

Semiannual Report 2013	29

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2013

Columbia Global Equity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it

Semiannual Report 2013	31

Columbia Global Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Service Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also

32	Semiannual Report 2013

Columbia Global Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

considered the Independent Consultant’s report that concluded that the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013	33

Columbia Global Equity Fund

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Semiannual Report 2013	35

Columbia Global Equity Fund

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36	Semiannual Report 2013

Columbia Global Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	37

Columbia Global Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR155_10_C01_(06/13)

Semiannual Report April 30, 2013

Columbia Seligman Global Technology Fund

Columbia Seligman Global Technology Fund

President’s Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund’s summary prospectus will include the following key information:

>	Investment objective
>	Fee and expense table
>	Portfolio turnover rate information
>	Principal investment strategies, principal risks and performance information
>	Management information
>	Purchase and sale information
>	Tax information
>	Financial intermediary compensation information

Each fund’s statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams
>	Detailed up-to-date fund performance and portfolio information
>	Economic analysis and market commentary
>	Quarterly fund commentaries
>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Seligman Global Technology Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Seligman Global Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Seligman Global Technology Fund (the Fund) Class A shares returned 10.07% excluding sales charges for the six months ended April 30, 2013.

>	The Fund outperformed its benchmark, the MSCI World Information Technology (IT) Index (Net), which returned 8.95% during the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/23/94
Excluding sales charges		10.07	-2.51	5.41	9.43
Including sales charges		3.76	-8.11	4.17	8.79
Class B	04/22/96
Excluding sales charges		9.67	-3.21	4.62	8.61
Including sales charges		4.67	-8.05	4.28	8.61
Class C	05/27/99
Excluding sales charges		9.61	-3.21	4.62	8.61
Including sales charges		8.61	-4.18	4.62	8.61
Class I*	08/03/09	10.34	-2.06	5.78	9.63
Class K*	08/03/09	10.11	-2.37	5.56	9.51
Class R	04/30/03	9.92	-2.75	5.13	9.16
Class R4*	11/08/12	10.25	-2.35	5.44	9.45
Class R5*	08/03/09	10.27	-2.11	5.72	9.59
Class Z*	09/27/10	10.23	-2.24	5.57	9.51
MSCI World IT Index (Net)		8.95	2.84	3.95	7.52

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2013)
Synopsys, Inc.	8.4
Symantec Corp.	8.2
Lam Research Corp.	5.3
Apple, Inc.	5.1
Check Point Software Technologies Ltd.	4.2
Google, Inc., Class A	4.0
QUALCOMM, Inc.	3.9
Broadcom Corp., Class A	3.7
KLA-Tencor Corp.	3.5
NetApp, Inc.	3.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2013)
Common Stocks	100.0
Consumer Discretionary	0.7
Industrials	1.8
Information Technology	96.6
Telecommunication Services	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Parower, CFA

Paul Wick

Ajay Diwan

Benjamin Lu

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Seligman Global Technology Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

4	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Understanding Your Fund’s Expenses (continued)

(Unaudited)

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,100.70		1,017.65	7.50		7.20	1.44
Class B	1,000.00	1,000.00	1,096.70		1,013.93	11.39		10.94	2.19
Class C	1,000.00	1,000.00	1,096.10		1,013.93	11.38		10.94	2.19
Class I	1,000.00	1,000.00	1,103.40		1,019.84	5.22		5.01	1.00
Class K	1,000.00	1,000.00	1,101.10		1,018.35	6.77		6.51	1.30
Class R	1,000.00	1,000.00	1,099.20		1,016.41	8.80		8.45	1.69
Class R4	1,000.00	1,000.00	1,115.80	*	1,018.65	6.18	*	6.21	1.24	*
Class R5	1,000.00	1,000.00	1,102.70		1,019.69	5.37		5.16	1.03
Class Z	1,000.00	1,000.00	1,102.30		1,018.94	6.15		5.91	1.18

*	For the period November 8, 2012 through April 30, 2013. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until February 28, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.56% for Class A, 2.31% for Class B, 2.31% for Class C, 1.12% for Class I, 1.42% for Class K, 1.81% for Class R, 1.31% for Class R4, 1.17% for Class R5 and 1.31% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2013. If this change had been in place for the entire six month period ended April 30, 2013, the actual expenses paid would have been $8.13 for Class A, $12.01 for Class B, $12.01 for Class C, $5.84 for Class I, $7.40 for Class K, $9.42 for Class R, $6.53 for Class R4, $6.10 for Class R5 and $6.83 for Class Z; the hypothetical expenses paid would have been $7.80 for Class A, $11.53 for Class B, $11.53 for Class C, $5.61 for Class I, $7.10 for Class K, $9.05 for Class R, $6.56 for Class R4, $5.86 for Class R5 and $6.56 for Class Z.

Semiannual Report 2013	5

Columbia Seligman Global Technology Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.7%
Diversified Consumer Services 0.2%

LifeLock, Inc.(a)	90,709	816,381

Media 0.5%

News Corp., Class A	64,800	2,006,856

Total Consumer Discretionary		2,823,237

Industrials 1.7%
Building Products 0.3%

Asahi Glass Co., Ltd.	139,900	1,099,225

Commercial Services & Supplies 0.7%

Performant Financial Corp.(a)	276,535	2,690,685

Electrical Equipment 0.7%

Nidec Corp.	44,400	3,019,474

Total Industrials		6,809,384

Information Technology 93.0%
Communications Equipment 7.5%

Cisco Systems, Inc.	610,700	12,775,844

HTC Corp.	235,000	2,402,088

QUALCOMM, Inc.	243,371	14,996,521

Total		30,174,453

Computers & Peripherals 14.0%

Apple, Inc.	44,655	19,771,001

Electronics for Imaging, Inc.(a)	275,303	7,356,096

EMC Corp.(a)	539,100	12,092,013

NCR Corp.(a)	155,300	4,235,031

NetApp, Inc.(a)	373,200	13,020,948

Total		56,475,089

Electronic Equipment, Instruments & Components 2.3%

Flextronics International Ltd.(a)	708,700	5,067,205

Kyocera Corp.	41,400	4,211,317

Total		9,278,522

Internet Software & Services 6.8%

Akamai Technologies, Inc.(a)	47,223	2,073,562

Google, Inc., Class A(a)	19,000	15,666,830

GREE, Inc.	132,500	1,698,314

SINA Corp.(a)	34,600	1,948,672

Tencent Holdings Ltd.	66,400	2,290,685

Yahoo!, Inc.(a)	143,700	3,553,701

Total		27,231,764

IT Services 5.9%

Blackhawk Network Holdings, Inc.(a)	24,622	589,451

Global Payments, Inc.	50,200	2,329,280

Common Stocks (continued)
Issuer	Shares	Value ($)
International Business Machines Corp.	32,300	6,542,042

InterXion Holding NV(a)	100,800	2,523,024

Visa, Inc., Class A	15,700	2,644,822

Western Union Co. (The)	218,100	3,230,061

WNS Holdings Ltd., ADR(a)	408,932	6,109,444

Total		23,968,124

Semiconductors & Semiconductor Equipment 23.6%

Advanced Micro Devices, Inc.(a)	311,663	878,890

Avago Technologies Ltd.	229,100	7,322,036

Broadcom Corp., Class A	402,400	14,486,400

Cirrus Logic, Inc.(a)	63,500	1,226,185

KLA-Tencor Corp.	252,600	13,703,550

Lam Research Corp.(a)	447,337	20,675,916

Lattice Semiconductor Corp.(a)	169,998	790,491

Marvell Technology Group Ltd.	617,278	6,641,911

Microsemi Corp.(a)	310,700	6,462,560

NXP Semiconductor NV(a)	142,800	3,934,140

RDA Microelectronics, Inc.	146,898	1,401,407

RF Micro Devices, Inc.(a)	424,400	2,380,884

Samsung Electronics Co., Ltd.	2,900	4,010,759

Skyworks Solutions, Inc.(a)	142,294	3,140,429

Teradyne, Inc.(a)	336,600	5,533,704

Tokyo Electron Ltd.	46,800	2,395,420

Total		94,984,682

Software 32.9%
Application Software 16.3%

Citrix Systems, Inc.(a)	117,100	7,280,107

Nuance Communications, Inc.(a)	505,699	9,628,509

PTC, Inc.(a)	496,030	11,909,680

QLIK Technologies, Inc.(a)	36,220	942,082

Salesforce.com, Inc.(a)	30,000	1,233,300

SAP AG, ADR	27,100	2,163,935

Synopsys, Inc.(a)	913,849	32,505,609

Total		65,663,222

Home Entertainment Software 0.3%

Electronic Arts, Inc.(a)	65,900	1,160,499

Systems Software 16.3%

BMC Software, Inc.(a)	133,700	6,080,676

Check Point Software Technologies Ltd.(a)	349,405	16,289,261

Proofpoint, Inc.(a)	264,300	4,841,976

Red Hat, Inc.(a)	28,700	1,375,591

Symantec Corp.(a)	1,310,062	31,834,507

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
VMware, Inc., Class A(a)	37,500	2,643,750

Websense, Inc.(a)	161,800	2,886,512

Total		65,952,273

Total Software		132,775,994

Total Information Technology		374,888,628

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.9%
Wireless Telecommunication Services 0.9%

SBA Communications Corp., Class A(a)	43,900	3,467,661

Total Telecommunication Services		3,467,661

Total Common Stocks
(Cost: $324,761,478)		387,988,910

Total Investments
(Cost: $324,761,478)		387,988,910	(b)

Other Assets & Liabilities, Net		14,932,014

Net Assets		402,920,924

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,174,963	74,996,497	(104,171,460)	—	12,136	—

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Seligman Global Technology Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	2,823,237	—	—	2,823,237

Industrials	2,690,686	4,118,698	—	6,809,384

Information Technology	357,880,044	17,008,584	—	374,888,628

Telecommunication Services	3,467,661	—	—	3,467,661

Total Equity Securities	366,861,628	21,127,282	—	387,988,910

Total	366,861,628	21,127,282	—	387,988,910

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets

Investments, at value (identified cost $324,761,478)	$387,988,910

Receivable for:

Investments sold	20,464,719

Capital shares sold	155,093

Dividends	23,825

Reclaims	4,821

Expense reimbursement due from Investment Manager	48

Prepaid expenses	1,099

Total assets	408,638,515

Liabilities

Disbursements in excess of cash	1,018,132

Payable for:

Investments purchased	4,016,434

Capital shares purchased	497,564

Investment management fees	9,472

Distribution and/or service fees	4,200

Transfer agent fees	62,260

Administration fees	665

Plan administration fees	1

Compensation of board members	14,961

Other expenses	93,902

Total liabilities	5,717,591

Net assets applicable to outstanding capital stock	$402,920,924

Represented by

Paid-in capital	$364,534,347

Excess of distributions over net investment income	(4,326,850)

Accumulated net realized loss	(20,510,826)

Unrealized appreciation (depreciation) on:

Investments	63,227,432

Foreign currency translations	(3,179)

Total — representing net assets applicable to outstanding capital stock	$402,920,924

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Seligman Global Technology Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A

Net assets	$307,369,215

Shares outstanding	13,912,275

Net asset value per share	$22.09

Maximum offering price per share(a)	$23.44

Class B

Net assets	$7,280,012

Shares outstanding	389,135

Net asset value per share	$18.71

Class C

Net assets	$65,019,381

Shares outstanding	3,476,741

Net asset value per share	$18.70

Class I

Net assets	$12,187

Shares outstanding	544

Net asset value per share	$22.40

Class K

Net assets	$215,283

Shares outstanding	9,687

Net asset value per share	$22.22

Class R

Net assets	$7,264,148

Shares outstanding	336,316

Net asset value per share	$21.60

Class R4

Net assets	$12,652

Shares outstanding	561

Net asset value per share(b)	$22.54

Class R5

Net assets	$50,259

Shares outstanding	2,251

Net asset value per share	$22.33

Class Z

Net assets	$15,697,787

Shares outstanding	704,079

Net asset value per share	$22.30

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,534,479
Dividends — affiliated issuers	12,136
Income from securities lending — net	4,888
Foreign taxes withheld	(6,764)

Total income	1,544,739

Expenses:
Investment management fees	1,755,214
Distribution and/or service fees
Class A	388,121
Class B	37,614
Class C	324,168
Class R	19,769
Transfer agent fees
Class A	424,465
Class B	10,284
Class C	88,639
Class K	54
Class R	10,808
Class R4(a)	5
Class R5	22
Class Z	26,646
Administration fees	123,173
Plan administration fees
Class K	271
Compensation of board members	12,118
Custodian fees	6,585
Printing and postage fees	93,066
Registration fees	58,860
Professional fees	20,381
Other	22,491

Total expenses	3,422,754
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(207,776)

Total net expenses	3,214,978

Net investment loss	(1,670,239)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,902,514)
Foreign currency translations	(87,493)

Net realized loss	(3,990,007)
Net change in unrealized appreciation (depreciation) on:
Investments	45,224,076
Foreign currency translations	(358)

Net change in unrealized appreciation (depreciation)	45,223,718

Net realized and unrealized gain	41,233,711

Net increase in net assets resulting from operations	$39,563,472

(a)	Class R4 Shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Seligman Global Technology Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations

Net investment loss	$(1,670,239)	$(3,866,218)

Net realized gain (loss)	(3,990,007)	24,133,365

Net change in unrealized appreciation (depreciation)	45,223,718	(21,140,371)

Net increase (decrease) in net assets resulting from operations	39,563,472	(873,224)

Increase (decrease) in net assets from capital stock activity	(51,029,705)	(64,598,440)

Proceeds from regulatory settlements (Note 6)	—	549,229

Total decrease in net assets	(11,466,233)	(64,922,435)

Net assets at beginning of period	414,387,157	479,309,592

Net assets at end of period	$402,920,924	$414,387,157

Excess of distributions over net investment income	$(4,326,850)	$(2,656,611)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	467,111	9,989,403	1,481,336	31,709,659

Redemptions	(2,073,066)	(44,096,658)	(4,037,141)	(84,857,521)

Net decrease	(1,605,955)	(34,107,255)	(2,555,805)	(53,147,862)

Class B shares

Subscriptions	11,542	212,052	18,371	335,241

Redemptions(b)	(82,962)	(1,490,266)	(281,766)	(4,989,133)

Net decrease	(71,420)	(1,278,214)	(263,395)	(4,653,892)

Class C shares

Subscriptions	72,811	1,314,157	207,136	3,786,171

Redemptions	(369,552)	(6,673,645)	(615,194)	(10,998,545)

Net decrease	(296,741)	(5,359,488)	(408,058)	(7,212,374)

Class K shares

Subscriptions	31	665	138	3,012

Redemptions	(1,792)	(37,983)	(10,079)	(205,692)

Net decrease	(1,761)	(37,318)	(9,941)	(202,680)

Class R shares

Subscriptions	54,672	1,134,597	194,558	4,130,511

Redemptions	(131,800)	(2,755,909)	(275,814)	(5,663,081)

Net decrease	(77,128)	(1,621,312)	(81,256)	(1,532,570)

Class R4 shares

Subscriptions	561	12,202	—	—

Net increase	561	12,202	—	—

Class R5 shares

Subscriptions	555	11,644	6,708	156,195

Redemptions	(6,460)	(135,170)	(162)	(3,317)

Net increase (decrease)	(5,905)	(123,526)	6,546	152,878

Class Z shares

Subscriptions	244,211	5,182,694	697,655	14,609,408

Redemptions	(633,127)	(13,697,488)	(592,650)	(12,611,348)

Net increase (decrease)	(388,916)	(8,514,794)	105,005	1,998,060

Total net decrease	(2,447,265)	(51,029,705)	(3,206,904)	(64,598,440)

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Seligman Global Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$20.07		$20.16		$20.24		$16.50		$11.77		$19.82

Income from investment operations:

Net investment loss	(0.07)		(0.15)		(0.15)		(0.16)		(0.20)		(0.21)

Net realized and unrealized gain (loss)	2.09		0.04		0.21		3.87		4.74		(7.84)

Total from investment operations	2.02		(0.11)		0.06		3.71		4.54		(8.05)

Less distributions to shareholders:

Net investment income	—		—		(0.14)		—		—		—

Total distributions to shareholders	—		—		(0.14)		—		—		—

Proceeds from regulatory settlements	—		0.02		—		0.03		0.19		—

Net asset value, end of period	$22.09		$20.07		$20.16		$20.24		$16.50		$11.77

Total return	10.07%		(0.45	%)(a)	0.26%		22.67	%(b)	40.19	%(c)	(40.62%)

Ratios to average net assets(d)

Total gross expenses	1.54	%(e)	1.50%		1.49%		1.67%		1.92%		1.76%

Total net expenses(f)	1.44	%(e)	1.40	%(g)	1.49	%(g)	1.57%		1.91%		1.76%

Net investment loss	(0.69	%)(e)	(0.70%)		(0.70%)		(0.89%)		(1.46%)		(1.23%)

Supplemental data

Net assets, end of period (in thousands)	$307,369		$311,523		$364,366		$418,600		$325,790		$165,249

Portfolio turnover	36%		88%		95%		111%		150%		171%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.06		$17.27		$17.35		$14.25		$10.24		$17.38

Income from investment operations:

Net investment loss	(0.13)		(0.27)		(0.26)		(0.26)		(0.26)		(0.29)

Net realized and unrealized gain (loss)	1.78		0.04		0.18		3.33		4.11		(6.85)

Total from investment operations	1.65		(0.23)		(0.08)		3.07		3.85		(7.14)

Proceeds from regulatory settlements	—		0.02		—		0.03		0.16		—

Net asset value, end of period	$18.71		$17.06		$17.27		$17.35		$14.25		$10.24

Total return	9.67%		(1.22	%)(a)	(0.46%)		21.75	%(b)	39.16	%(c)	(41.08%)

Ratios to average net assets(d)

Total gross expenses	2.29	%(e)	2.26%		2.25%		2.44%		2.64%		2.51%

Total net expenses(f)	2.19	%(e)	2.17	%(g)	2.25	%(g)	2.34%		2.63%		2.51%

Net investment loss	(1.43	%)(e)	(1.47%)		(1.47%)		(1.66%)		(2.21%)		(1.98%)

Supplemental data

Net assets, end of period (in thousands)	$7,280		$7,858		$12,499		$19,558		$21,966		$7,086

Portfolio turnover	36%		88%		95%		111%		150%		171%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.06		$17.26		$17.37		$14.25		$10.25		$17.39

Income from investment operations:

Net investment loss	(0.13)		(0.26)		(0.26)		(0.26)		(0.26)		(0.28)

Net realized and unrealized gain (loss)	1.77		0.04		0.17		3.35		4.10		(6.86)

Total from investment operations	1.64		(0.22)		(0.09)		3.09		3.84		(7.14)

Less distributions to shareholders:

Net investment income	—		—		(0.02)		—		—		—

Total distributions to shareholders	—		—		(0.02)		—		—		—

Proceeds from regulatory settlements	—		0.02		—		0.03		0.16		—

Net asset value, end of period	$18.70		$17.06		$17.26		$17.37		$14.25		$10.25

Total return	9.61%		(1.16	%)(a)	(0.51%)		21.89	%(b)	39.02	%(c)	(41.06%)

Ratios to average net assets(d)

Total gross expenses	2.29	%(e)	2.25%		2.25%		2.43%		2.70%		2.51%

Total net expenses(f)	2.19	%(e)	2.15	%(g)	2.25	%(g)	2.33%		2.69%		2.51%

Net investment loss	(1.44	%)(e)	(1.45%)		(1.45%)		(1.65%)		(2.24%)		(1.98%)

Supplemental data

Net assets, end of period (in thousands)	$65,019		$64,360		$72,162		$80,128		$69,849		$53,538

Portfolio turnover	36%		88%		95%		111%		150%		171%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$20.30		$20.31		$20.37	$16.52		$15.56

Income from investment operations:

Net investment loss	(0.03)		(0.06)		(0.06)	(0.08)		(0.03)

Net realized and unrealized gain	2.13		0.03		0.22	3.90		0.99

Total from investment operations	2.10		(0.03)		0.16	3.82		0.96

Less distributions to shareholders:

Net investment income	—		—		(0.22)	—		—

Total distributions to shareholders	—		—		(0.22)	—		—

Proceeds from regulatory settlements	—		0.02		—	0.03		—

Net asset value, end of period	$22.40		$20.30		$20.31	$20.37		$16.52

Total return	10.34%		(0.05	%)(b)	0.77%	23.31	%(c)	6.17%

Ratios to average net assets(d)

Total gross expenses	1.02	%(e)	1.00%		1.09%	1.17%		1.07	%(e)

Total net expenses(f)	1.00	%(e)	0.97%		1.09%	1.12%		1.07	%(e)

Net investment loss	(0.26	%)(e)	(0.26%)		(0.28%)	(0.45%)		(0.76	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$12		$11		$11	$28,563		$23,827

Portfolio turnover	36%		88%		95%	111%		150%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class K	(Unaudited)		2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$20.18		$20.22		$20.29	$16.51		$15.56

Income from investment operations:

Net investment loss	(0.06)		(0.10)		(0.10)	(0.14)		(0.04)

Net realized and unrealized gain	2.10		0.04		0.20	3.89		0.99

Total from investment operations	2.04		(0.06)		0.10	3.75		0.95

Less distributions to shareholders:

Net investment income	—		—		(0.17)	—		—

Total distributions to shareholders	—		—		(0.17)	—		—

Proceeds from regulatory settlements	—		0.02		—	0.03		—

Net asset value, end of period	$22.22		$20.18		$20.22	$20.29		$16.51

Total return	10.11%		(0.20	%)(b)	0.48%	22.89	%(c)	6.10%

Ratios to average net assets(d)

Total gross expenses	1.32	%(e)	1.30%		1.29%	1.48%		1.38	%(e)

Total net expenses(f)	1.30	%(e)	1.16%		1.29%	1.42%		1.38	%(e)

Net investment loss	(0.55	%)(e)	(0.45%)		(0.50%)	(0.75%)		(1.07	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$215		$231		$432	$534		$289

Portfolio turnover	36%		88%		95%	111%		150%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to October 31,2009.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.65		$19.78		$19.88		$16.25		$11.62		$19.62

Income from investment operations:

Net investment loss	(0.10)		(0.19)		(0.19)		(0.22)		(0.23)		(0.24)

Net realized and unrealized gain (loss)	2.05		0.04		0.19		3.82		4.68		(7.76)

Total from investment operations	1.95		(0.15)		—		3.60		4.45		(8.00)

Less distributions to shareholders:

Net investment income	—		—		(0.10)		—		—		—

Total distributions to shareholders	—		—		(0.10)		—		—		—

Proceeds from regulatory settlements	—		0.02		—		0.03		0.18		—

Net asset value, end of period	$21.60		$19.65		$19.78		$19.88		$16.25		$11.62

Total return	9.92%		(0.66	%)(a)	(0.04%)		22.34	%(b)	39.85	%(c)	(40.77%)

Ratios to average net assets(d)

Total gross expenses	1.79	%(e)	1.75%		1.74%		1.95%		2.17%		2.01%

Total net expenses(f)	1.69	%(e)	1.65	%(g)	1.74	%(g)	1.90%		2.17%		2.01%

Net investment loss	(0.93	%)(e)	(0.94%)		(0.95%)		(1.22%)		(1.70%)		(1.48%)

Supplemental data

Net assets, end of period (in thousands)	$7,264		$8,124		$9,787		$9,158		$5,131		$2,067

Portfolio turnover	36%		88%		95%		111%		150%		171%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$20.20

Income from investment operations:

Net investment loss	(0.07)

Net realized and unrealized gain	2.41

Total from investment operations	2.34

Net asset value, end of period	$22.54

Total return	11.58%

Ratios to average net assets(b)

Total gross expenses	1.35	%(c)

Total net expenses(d)	1.24	%(c)

Net investment loss	(0.65	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$13

Portfolio turnover	36%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class R5	(Unaudited)		2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$20.25		$20.27		$20.35	$16.52		$15.56

Income from investment operations:

Net investment loss	(0.01)		(0.05)		(0.05)	(0.42)		(0.02)

Net realized and unrealized gain	2.09		0.01		0.19	4.22		0.98

Total from investment operations	2.08		(0.04)		0.14	3.80		0.96

Less distributions to shareholders:

Net investment income	—		—		(0.22)	—		—

Total distributions to shareholders	—		—		(0.22)	—		—

Proceeds from regulatory settlements	—		0.02		—	0.03		—

Net asset value, end of period	$22.33		$20.25		$20.27	$20.35		$16.52

Total return	10.27%		(0.10	%)(b)	0.66%	23.18	%(c)	6.17%

Ratios to average net assets(d)

Total gross expenses	1.05	%(e)	1.06%		1.03%	1.28%		1.18	%(e)

Total net expenses(f)	1.03	%(e)	0.99%		1.03%	1.13%		1.18	%(e)

Net investment loss	(0.10	%)(e)	(0.23%)		(0.21%)	(2.23%)		(0.56	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$50		$165		$33	$25,932		$5

Portfolio turnover	36%		88%		95%	111%		150%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$20.23		$20.26		$20.36		$19.28

Income from investment operations:

Net investment loss	(0.04)		(0.09)		(0.06)		(0.03)

Net realized and unrealized gain	2.11		0.04		0.18		1.11

Total from investment operations	2.07		(0.05)		0.12		1.08

Less distributions to shareholders:

Net investment income	—		—		(0.22)		—

Total distributions to shareholders	—		—		(0.22)		—

Proceeds from regulatory settlements	—		0.02		—		—

Net asset value, end of period	$22.30		$20.23		$20.26		$20.36

Total return	10.23%		(0.15	%)(b)	0.55%		5.60%

Ratios to average net assets(c)

Total gross expenses	1.29	%(d)	1.23%		1.14%		1.31	%(d)

Total net expenses(e)	1.18	%(d)	1.13	%(f)	1.14	%(f)	1.28	%(d)

Net investment loss	(0.40	%)(d)	(0.42%)		(0.30%)		(1.57	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$15,698		$22,115		$20,020		$3

Portfolio turnover	36%		88%		95%		111%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

At a Special Meeting of Shareholders held on February 27, 2013, shareholders of the Fund approved a proposal to change the Fund’s classification from a diversified fund to a non-diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such

Semiannual Report 2013	23

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

24	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.854% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $948.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Semiannual Report 2013	25

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.27
Class K	0.05
Class R	0.27
Class R4	0.27
Class R5	0.05
Class Z	0.27

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $244,430. The liability remaining at April 30, 2013, for non-recurring charges associated with the lease amounted to $126,749 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $227,000 and $4,527,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $86,502 for Class A, $4,198 for Class B and $1,425 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

26	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2013 through February 28, 2014	Prior to March 1, 2013
Class A	1.56%	1.38%
Class B	2.31	2.13
Class C	2.31	2.13
Class I	1.12	0.97
Class K	1.42	1.27
Class R	1.81	1.63
Class R4	1.31	1.13
Class R5	1.17	1.02
Class Z	1.31	1.13

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $324,761,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$71,458,000
Unrealized depreciation	(8,231,000)
Net unrealized appreciation	$63,227,000

The following capital loss carryforward, determined as of October 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	9,154,318
2017	5,227,123
Total	14,381,441

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $2,633,029 at October 31, 2012 as arising on November 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $141,691,013 and $180,733,328, respectively, for the six months ended April 30, 2013.

Note 6. Regulatory Settlements

During the year ended October 31, 2012, the Fund received $549,229 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or

Semiannual Report 2013	27

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 11.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 11. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

The Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement

28	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	29

Columbia Seligman Global Technology Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Service Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

30	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as the addition of talent to the portfolio management team) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints. The Independent Trustees also observed that the Board and management agreed to implement an additional breakpoint for the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013	31

Columbia Seligman Global Technology Fund

Shareholder Meeting Results

(Unaudited)

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved two proposals. The first proposal was a change to the Fund’s policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries. The second proposal was the reclassification of the Fund from a “diversified fund” to a “non-diversified fund,” as such terms are defined in the Investment Company Act of 1940, as amended. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date of the Meeting.

Proposal 1: to change the Fund’s concentration policy

Votes For	Votes Against	Abstentions	Broker Non-Votes
10,147,563	456,747	629,120	0

Proposal 2: to reclassify the Fund from a “diversified fund” to a “non-diversified fund”

Votes For	Votes Against	Abstentions	Broker Non-Votes
10,071,614	524,476	637,341	0

32	Semiannual Report 2013

Columbia Seligman Global Technology Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR220_10_C01_(06/13)

Semiannual Report April 30, 2013

Columbia Asia Pacific ex-Japan Fund

Columbia Asia Pacific ex-Japan Fund

President’s Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund’s summary prospectus will include the following key information:

>	Investment objective

>	Fee and expense table

>	Portfolio turnover rate information

>	Principal investment strategies, principal risks and performance information

>	Management information

>	Purchase and sale information

>	Tax information

>	Financial intermediary compensation information

Each fund’s statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Asia Pacific ex-Japan Fund (the Fund) Class R5 shares returned 12.43% for the six months ended April 30, 2013.

>	The Fund outperformed its benchmark, the MSCI All Country (AC) Asia Pacific ex Japan Index (Net), which returned 10.30% during the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A*	09/27/10
Excluding sales charges		12.19	12.27	10.91
Including sales charges		5.76	5.84	9.19
Class C*	09/27/10
Excluding sales charges		11.75	11.48	10.01
Including sales charges		10.75	10.48	10.01
Class I*	09/27/10	12.41	12.68	11.31
Class R*	09/27/10	12.01	11.92	10.55
Class R5	07/15/09	12.43	12.70	11.30
Class Z*	09/27/10	12.29	12.57	11.12
MSCI AC Asia Pacific ex Japan Index (Net)		10.30	13.12	14.09

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI AC Asia Pacific ex Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2013)
Samsung Electronics Co., Ltd. (South Korea)	5.3
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.6
Commonwealth Bank of Australia (Australia)	2.6
National Australia Bank Ltd. (Australia)	2.4
AIA Group Ltd. (Hong Kong)	2.3
Westpac Banking Corp. (Australia)	2.2
Australia and New Zealand Banking Group Ltd. (Australia)	2.1
Cheung Kong Holdings Ltd. (Hong Kong)	2.0
China Construction Bank Corp., Class H (China)	1.9
Wesfarmers Ltd. (Australia)	1.8

Percentages	indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments”.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2013)
Australia	21.1
China	17.1
Hong Kong	13.6
India	7.0
Indonesia	3.4
Italy	0.7
Malaysia	1.1
Philippines	3.2
Singapore	4.3
South Korea	11.9
Taiwan	8.9
Thailand	4.3
United States(a)	3.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Vanessa Donegan

Rafael Polatinsky, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Asia Pacific ex-Japan Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2013)
Automobiles	4.1
Capital Markets	0.9
Chemicals	1.3
Commercial Banks	23.5
Commercial Services & Supplies	0.5
Communications Equipment	0.7
Computers & Peripherals	0.5
Construction & Engineering	0.5
Construction Materials	0.8
Consumer Finance	0.6
Containers & Packaging	1.0
Distributors	0.3
Diversified Financial Services	0.8
Diversified Telecommunication Services	2.4
Electric Utilities	0.8
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	0.5
Food & Staples Retailing	3.4
Food Products	0.7
Gas Utilities	2.7
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.4
Household Products	1.0
Independent Power Producers & Energy Traders	0.7
Industrial Conglomerates	4.0
Insurance	3.2
Internet Software & Services	1.6
IT Services	0.4
Machinery	0.4
Media	0.9
Metals & Mining	3.0
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	0.3
Real Estate Investment Trusts (REITs)	1.6
Real Estate Management & Development	7.8
Semiconductors & Semiconductor Equipment	10.0
Specialty Retail	0.4
Textiles, Apparel & Luxury Goods	1.1
Tobacco	1.1
Transportation Infrastructure	0.5
Water Utilities	1.2
Wireless Telecommunication Services	3.4
Money Market Funds	2.6
Total	99.6

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,121.90	1,018.05	7.16	6.80	1.36
Class C	1,000.00	1,000.00	1,117.50	1,014.23	11.18	10.64	2.13
Class I	1,000.00	1,000.00	1,124.10	1,019.89	5.21	4.96	0.99
Class R	1,000.00	1,000.00	1,120.10	1,016.66	8.62	8.20	1.64
Class R5	1,000.00	1,000.00	1,124.30	1,019.84	5.27	5.01	1.00
Class Z	1,000.00	1,000.00	1,122.90	1,019.19	5.95	5.66	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013	5

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 20.9%
Amcor Ltd.	484,707	4,977,878

Ansell Ltd.	185,140	3,035,638

Australia and New Zealand Banking Group Ltd.	316,120	10,446,889

BHP Billiton Ltd.	251,703	8,461,995

Commonwealth Bank of Australia	169,325	12,906,108

Iluka Resources Ltd.	127,726	1,186,620

Macquarie Group Ltd.	113,599	4,621,405

Mirvac Group	2,091,090	3,839,951

National Australia Bank Ltd.	331,700	11,704,997

Rio Tinto Ltd.	98,710	5,744,698

Santos Ltd.	170,203	2,186,269

Telstra Corp., Ltd.	1,422,376	7,346,224

Wesfarmers Ltd.	196,126	8,823,384

Westfield Retail Trust	1,195,137	4,086,531

Westpac Banking Corp.	317,996	11,155,309

Woolworths Ltd.	100,508	3,796,112

WorleyParsons Ltd.	113,996	2,695,059

Total		107,015,067

China 17.1%
Baidu, Inc., ADR(a)	26,533	2,277,858

Belle International Holdings Ltd.	1,140,000	1,863,710

China Construction Bank Corp., Class H	11,102,380	9,318,345

China Mobile Ltd.	210,000	2,309,709

China Overseas Land & Investment Ltd.	2,366,000	7,224,017

China Petroleum & Chemical Corp., Class H	3,560,000	3,928,690

China Resources Power Holdings Co., Ltd.	1,144,000	3,745,814

China Shenhua Energy Co., Ltd., Class H	471,000	1,670,102

China Unicom Hong Kong Ltd.	1,252,000	1,805,250

CNOOC Ltd.	3,495,000	6,546,380

Dongfeng Motor Group Co., Ltd., Class H	1,894,000	2,829,609

ENN Energy Holdings Ltd.	1,122,000	6,495,892

Focus Media Holding Ltd., ADR	91,338	2,490,787

Great Wall Motor Co., Ltd., Class H	952,500	4,138,591

Guangdong Investment Ltd.	6,546,000	6,337,673

Industrial & Commercial Bank of China Ltd., Class H	11,158,000	7,865,334

Lenovo Group Ltd.	2,714,000	2,482,715

Common Stocks (continued)
Issuer	Shares	Value ($)

Ping An Insurance Group Co. of China Ltd., Class H	680,000	5,397,088

Tencent Holdings Ltd.	166,700	5,750,861

Zhuzhou CSR Times Electric Co., Ltd., Class H	1,066,000	2,955,042

Total		87,433,467

Hong Kong 13.5%
AAC Technologies Holdings, Inc.	774,000	3,788,629

AIA Group Ltd.	2,524,200	11,228,801

BOC Hong Kong Holdings Ltd.	717,000	2,470,913

Cheung Kong Holdings Ltd.	645,000	9,734,155

China Everbright International Ltd.	3,414,000	2,642,912

Hutchison Whampoa Ltd.	421,000	4,580,154

Jardine Strategic Holdings Ltd.	176,500	6,892,212

Li & Fung Ltd.	1,370,000	1,778,067

Samsonite International SA	939,600	2,317,270

Sands China Ltd.	1,336,800	7,028,843

Sun Hung Kai Properties Ltd.	334,974	4,843,754

Towngas China Co., Ltd.	3,968,000	3,816,201

Wharf Holdings Ltd.	932,900	8,332,757

Total		69,454,668

India 7.0%
Apollo Hospitals Enterprise Ltd.	163,000	2,523,890

Bajaj Auto Ltd.	77,008	2,691,541

HDFC Bank Ltd.	431,920	5,484,209

ICICI Bank Ltd.	115,162	2,500,831

ICICI Bank Ltd., ADR	64,799	3,033,889

Infosys Ltd., ADR	43,822	1,829,130

ITC Ltd.	931,725	5,693,281

Larsen & Toubro Ltd.	88,413	2,485,818

Mahindra & Mahindra Ltd.	220,812	3,793,676

Shriram Transport Finance Co., Ltd.	212,043	2,935,859

Sun Pharmaceutical Industries Ltd.	78,538	1,387,294

Yes Bank Ltd.	155,915	1,453,845

Total		35,813,263

Indonesia 3.4%
PT Bank Mandiri Persero Tbk	4,500,816	4,869,117

PT Indosiar Karya Media Tbk	16,602,000	2,312,549

PT Jasa Marga Persero Tbk	3,703,000	2,555,422

PT Perusahaan Gas Negara Persero Tbk	5,220,500	3,357,966

PT Semen Indonesia Persero Tbk	2,251,500	4,267,105

Total		17,362,159

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.7%
Prada SpA	394,100	3,558,574

Malaysia 1.1%
CIMB Group Holdings Bhd	1,409,200	3,587,476

Malayan Banking Bhd	679,100	2,148,375

Total		5,735,851

Philippines 3.2%
Alliance Global Group, Inc.	9,269,000	5,344,190

Ayala Corp.	255,452	3,982,064

Metropolitan Bank & Trust	1,633,140	4,943,155

SM Prime Holdings, Inc.	4,556,300	2,217,152

Total		16,486,561

Singapore 4.3%
CapitaLand Ltd.	1,464,000	4,464,688

DBS Group Holdings Ltd.	420,000	5,729,333

K-REIT Asia	105,000	128,863

Keppel Corp., Ltd.	429,000	3,742,058

Oversea-Chinese Banking Corp., Ltd.	548,196	4,839,468

Singapore Telecommunications Ltd.	993,000	3,171,944

Total		22,076,354

South Korea 11.9%
Hana Financial Group, Inc.	82,050	2,627,749

Hyundai Department Store Co., Ltd.	14,127	2,054,622

Hyundai Motor Co.	40,265	7,311,448

Korea Electric Power Corp.(a)	142,870	4,119,263

LG Chem Ltd.	9,981	2,362,074

LG Household & Health Care Ltd.	8,745	4,917,498

Orion Corp.	3,254	3,442,000

Samsung Electronics Co., Ltd.	18,895	26,132,171

Samsung Heavy Industries Co., Ltd.	61,690	1,968,184

SK Hynix, Inc.(a)	104,700	2,851,645

SK Telecom Co., Ltd.	18,330	3,226,536

Total		61,013,190

Taiwan 8.8%
Chinatrust Financial Holding Co., Ltd.	6,928,017	4,207,456

Delta Electronics, Inc.	1,078,000	5,172,044

E.Sun Financial Holding Co., Ltd.	6,868,000	4,150,496

Common Stocks (continued)
Issuer	Shares	Value ($)

Far EasTone Telecommunications Co., Ltd.	1,210,000	2,947,927

Fubon Financial Holding Co., Ltd.	915	1,309

Hon Hai Precision Industry Co., Ltd.	644,966	1,667,094

Huaku Development Co., Ltd.	1,088,000	3,126,771

President Chain Store Corp.	258,000	1,592,453

Taiwan Semiconductor Manufacturing Co., Ltd.	1,180,000	4,379,489

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	945,892	18,047,620

Total		45,292,659

Thailand 4.3%
Advanced Information Service PCL, Foreign Registered Shares	633,000	5,833,968

CP ALL PCL, Foreign Registered Shares	2,301,600	3,453,254

PTT Global Chemical PCL	1,686,500	4,210,863

Siam Commercial Bank PCL, Foreign Registered Shares	855,400	5,430,423

Total Access Communication PCL, Foreign Registered Shares	816,200	3,259,166

Total		22,187,674

United States 0.8%
ResMed, Inc.	816,866	3,900,128

Total Common Stocks
(Cost: $408,168,922)		497,329,615

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.126%(b)(c)	13,391,104	13,391,104

Total Money Market Funds
(Cost: $13,391,104)		13,391,104

Total Investments
(Cost: $421,560,026)		510,720,719

Other Assets & Liabilities, Net		1,978,395

Net Assets		512,699,114

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,543,371	96,675,357	(85,827,624)	—	13,391,104	6,570	13,391,104

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	2,490,787	41,678,499	—	44,169,286

Consumer Staples	—	31,717,983	—	31,717,983

Energy	—	17,026,500	—	17,026,500

Financials	3,033,889	194,004,992	—	197,038,881

Health Care	—	10,846,950	—	10,846,950

Industrials	—	33,165,992	—	33,165,992

Information Technology	22,154,608	52,224,647	—	74,379,255

Materials	—	31,211,234	—	31,211,234

Telecommunication Services	—	29,900,724	—	29,900,724

Utilities	—	27,872,810	—	27,872,810

Total Equity Securities	27,679,284	469,650,331	—	497,329,615

Other

Money Market Funds	13,391,104	—	—	13,391,104

Total Other	13,391,104	—	—	13,391,104

Total	41,070,388	469,650,331	—	510,720,719

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Asia Pacific ex-Japan Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $408,168,922)	$497,329,615

Affiliated issuers (identified cost $13,391,104)	13,391,104

Total investments (identified cost $421,560,026)	510,720,719

Foreign currency (identified cost $723,903)	731,843

Receivable for:

Investments sold	835,658

Capital shares sold	1,739,006

Dividends	539,947

Reclaims	22,256

Prepaid expenses	1,060

Total assets	514,590,489

Liabilities

Payable for:

Investments purchased	842,830

Capital shares purchased	802,438

Investment management fees	10,956

Distribution and/or service fees	12

Foreign capital gains taxes deferred	146,110

Administration fees	1,113

Compensation of board members	12,719

Other expenses	75,197

Total liabilities	1,891,375

Net assets applicable to outstanding capital stock	$512,699,114

Represented by

Paid-in capital	$464,860,312

Undistributed net investment income	351,813

Accumulated net realized loss	(41,535,577)

Unrealized appreciation (depreciation) on:

Investments	89,160,693

Foreign currency translations	7,983

Foreign capital gains tax	(146,110)

Total — representing net assets applicable to outstanding capital stock	$512,699,114

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A

Net assets	$579,078

Shares outstanding	42,594

Net asset value per share	$13.60

Maximum offering price per share(a)	$14.43

Class C

Net assets	$117,016

Shares outstanding	8,700

Net asset value per share	$13.45

Class I

Net assets	$2,560

Shares outstanding	188

Net asset value per share(b)	$13.64

Class R

Net assets	$345,808

Shares outstanding	25,598

Net asset value per share	$13.51

Class R5

Net assets	$511,371,074

Shares outstanding	37,468,418

Net asset value per share	$13.65

Class Z

Net assets	$283,578

Shares outstanding	20,822

Net asset value per share	$13.62

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Asia Pacific ex-Japan Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,291,877

Dividends — affiliated issuers	6,570

Interest	33

Income from securities lending — net	676

Foreign taxes withheld	(143,007)

Total income	3,156,149

Expenses:

Investment management fees	1,680,620

Distribution and/or service fees

Class A	1,157

Class C	488

Class R	550

Transfer agent fees

Class A	752

Class C	88

Class R	199

Class R5	106,142

Class Z	235

Administration fees	170,286

Compensation of board members	11,798

Custodian fees	81,860

Printing and postage fees	30,571

Registration fees	28,658

Professional fees	19,689

Line of credit interest expense	789

Other	8,713

Total expenses	2,142,595

Net investment income	1,013,554

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	4,845,618

Foreign currency translations	(63,700)

Net realized gain	4,781,918

Net change in unrealized appreciation (depreciation) on:

Investments	44,018,366

Foreign currency translations	3,507

Foreign capital gains tax	(126,626)

Net change in unrealized appreciation (depreciation)	43,895,247

Net realized and unrealized gain	48,677,165

Net increase in net assets resulting from operations	$49,690,719

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations

Net investment income	$1,013,554	$7,414,633

Net realized gain (loss)	4,781,918	(45,864,954)

Net change in unrealized appreciation (depreciation)	43,895,247	57,168,221

Net increase in net assets resulting from operations	49,690,719	18,717,900

Distributions to shareholders

Net investment income

Class A	(31,212)	(6,071)

Class C	(1,255)	(317)

Class I	(49)	(35)

Class R	(3,383)	(355)

Class R5	(7,659,211)	(5,950,962)

Class Z	(4,942)	(1,257)

Net realized gains

Class A	—	(27,634)

Class C	—	(2,240)

Class I	—	(104)

Class R	—	(1,429)

Class R5	—	(17,996,325)

Class Z	—	(4,325)

Total distributions to shareholders	(7,700,052)	(23,991,054)

Increase (decrease) in net assets from capital stock activity	79,787,566	(108,994,364)

Total increase (decrease) in net assets	121,778,233	(114,267,518)

Net assets at beginning of period	390,920,881	505,188,399

Net assets at end of period	$512,699,114	$390,920,881

Undistributed net investment income	$351,813	$7,038,311

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Asia Pacific ex-Japan Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	98,434	1,254,503	9,605	116,970

Distributions reinvested	2,405	31,166	2,779	30,151

Redemptions	(94,848)	(1,255,906)	(27,152)	(314,574)

Net increase (decrease)	5,991	29,763	(14,768)	(167,453)

Class C shares

Subscriptions	4,537	58,093	3,809	44,664

Distributions reinvested	95	1,222	224	2,425

Redemptions	(1,669)	(21,752)	(1,942)	(22,639)

Net increase	2,963	37,563	2,091	24,450

Class R shares

Subscriptions	11,717	149,951	11,692	132,294

Distributions reinvested	259	3,342	153	1,654

Redemptions	(677)	(8,829)	(79)	(970)

Net increase	11,299	144,464	11,766	132,978

Class R5 shares

Subscriptions	11,053,131	144,954,846	17,913,488	208,351,513

Distributions reinvested	38,431	499,219	709,038	7,707,242

Redemptions	(5,111,877)	(65,893,083)	(27,346,705)	(325,179,464)

Net increase (decrease)	5,979,685	79,560,982	(8,724,179)	(109,120,709)

Class Z shares

Subscriptions	1,070	13,793	11,915	137,290

Distributions reinvested	377	4,896	502	5,448

Redemptions	(293)	(3,895)	(531)	(6,368)

Net increase	1,154	14,794	11,886	136,370

Total net increase (decrease)	6,001,092	79,787,566	(8,713,204)	(108,994,364)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.35		$12.49		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	(0.02)		0.15		0.15		(0.01)

Net realized and unrealized gain (loss)	1.51		0.41		(1.36)		0.48

Total from investment operations	1.49		0.56		(1.21)		0.47

Less distributions to shareholders:

Net investment income	(0.24)		(0.14)		(0.07)		—

Net realized gains	—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.24)		(0.70)		(0.09)		—

Net asset value, end of period	$13.60		$12.35		$12.49		$13.79

Total return	12.19%		5.23%		(8.82%)		3.53%

Ratios to average net assets(b)(c)

Total gross expenses	1.36	%(d)(e)	1.42	%(d)	1.45	%(d)	1.50	%(e)

Total net expenses(f)	1.36	%(d)(e)	1.42	%(d)	1.45	%(d)(g)	1.50	%(e)

Net investment income (loss)	(0.27	%)(e)	1.25%		1.12%		(0.95	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$579		$452		$642		$78

Portfolio turnover	22%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.20		$12.38		$13.78		$13.32

Income from investment operations:

Net investment income (loss)	(0.04)		0.03		0.06		(0.02)

Net realized and unrealized gain (loss)	1.47		0.42		(1.38)		0.48

Total from investment operations	1.43		0.45		(1.32)		0.46

Less distributions to shareholders:

Net investment income	(0.18)		(0.07)		(0.06)		—

Net realized gains	—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.18)		(0.63)		(0.08)		—

Net asset value, end of period	$13.45		$12.20		$12.38		$13.78

Total return	11.75%		4.33%		(9.62%)		3.45%

Ratios to average net assets(b)(c)

Total gross expenses	2.13	%(d)(e)	2.16	%(d)	2.19	%(d)	2.22	%(e)

Total net expenses(f)	2.13	%(d)(e)	2.16	%(d)	2.19	%(d)(g)	2.22	%(e)

Net investment income (loss)	(0.63	%)(e)	0.25%		0.44%		(1.93	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$117		$70		$45		$3

Portfolio turnover	22%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.38		$12.54		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.03		0.20		0.18		(0.01)

Net realized and unrealized gain (loss)	1.49		0.38		(1.33)		0.48

Total from investment operations	1.52		0.58		(1.15)		0.47

Less distributions to shareholders:

Net investment income	(0.26)		(0.18)		(0.08)		—

Net realized gains	—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.26)		(0.74)		(0.10)		—

Net asset value, end of period	$13.64		$12.38		$12.54		$13.79

Total return	12.41%		5.48%		(8.40%)		3.53%

Ratios to average net assets(b)(c)

Total gross expenses	0.99	%(d)(e)	0.97	%(d)	0.99	%(d)	1.08	%(e)

Total net expenses(f)	0.99	%(d)(e)	0.97	%(d)	0.99	%(d)	1.08	%(e)

Net investment income (loss)	0.46	%(e)	1.70%		1.31%		(0.78	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$3		$2		$2		$3

Portfolio turnover	22%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class R	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.27		$12.46		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	(0.01)		0.13		0.16		(0.02)

Net realized and unrealized gain (loss)	1.47		0.37		(1.41)		0.49

Total from investment operations	1.46		0.50		(1.25)		0.47

Less distributions to shareholders:

Net investment income	(0.22)		(0.13)		(0.06)		—

Net realized gains	—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.22)		(0.69)		(0.08)		—

Net asset value, end of period	$13.51		$12.27		$12.46		$13.79

Total return	12.01%		4.78%		(9.15%)		3.53%

Ratios to average net assets(b)(c)

Total gross expenses	1.64	%(d)(e)	1.63	%(d)	1.70	%(d)	1.73	%(e)

Total net expenses(f)	1.64	%(d)(e)	1.63	%(d)	1.68	%(d)(g)	1.73	%(e)

Net investment income (loss)	(0.18	%)(e)	1.08%		1.26%		(1.43	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$346		$175		$32		$3

Portfolio turnover	22%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class R5	(Unaudited)		2012		2011		2010	2009(a)
Per share data
Net asset value, beginning of period	$12.38		$12.54		$13.79		$11.42	$10.00

Income from investment operations:

Net investment income	0.03		0.21		0.18		0.13	0.02

Net realized and unrealized gain (loss)	1.50		0.37		(1.33)		2.27	1.40

Total from investment operations	1.53		0.58		(1.15)		2.40	1.42

Less distributions to shareholders:

Net investment income	(0.26)		(0.18)		(0.08)		(0.02)	—

Net realized gains	—		(0.56)		(0.02)		(0.01)	—

Total distributions to shareholders	(0.26)		(0.74)		(0.10)		(0.03)	—

Net asset value, end of period	$13.65		$12.38		$12.54		$13.79	$11.42

Total return	12.43%		5.44%		(8.42%)		21.06%	14.20%

Ratios to average net assets(b)(c)

Total gross expenses	1.00	%(d)(e)	1.01	%(d)	0.98	%(d)	1.09%	1.67	%(e)

Total net expenses(f)	1.00	%(d)(e)	1.01	%(d)	0.98	%(d)	1.09%	1.15	%(e)

Net investment income	0.48	%(e)	1.76%		1.31%		1.09%	0.47	%(e)

Supplemental data

Net assets, end of period (in thousands)	$511,371		$389,978		$504,370		$512,721	$53,643

Portfolio turnover	22%		50%		63%		21%	4%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to October 31, 2009.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.36		$12.51		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.02		0.17		0.19		(0.01)

Net realized and unrealized gain (loss)	1.49		0.40		(1.37)		0.48

Total from investment operations	1.51		0.57		(1.18)		0.47

Less distributions to shareholders:

Net investment income	(0.25)		(0.16)		(0.08)		—

Net realized gains	—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.25)		(0.72)		(0.10)		—

Net asset value, end of period	$13.62		$12.36		$12.51		$13.79

Total return	12.29%		5.33%		(8.63%)		3.53%

Ratios to average net assets(b)(c)

Total gross expenses	1.13	%(d)(e)	1.15	%(d)	1.24	%(d)	1.23	%(e)

Total net expenses(f)	1.13	%(d)(e)	1.15	%(d)	1.24	%(d)(g)	1.23	%(e)

Net investment income (loss)	0.32	%(e)	1.41%		1.35%		(0.93	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$284		$243		$97		$3

Portfolio turnover	22%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Asia Pacific ex-Japan Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013	21

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the

Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

22	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASU’s). Specifically, the ASU’s require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASU’s require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $944.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain

Semiannual Report 2013	23

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.18
Class R	0.18
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,131 for Class A shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2013 through February 28, 2014	Prior to March 1, 2013
Class A	1.72%	1.50%
Class C	2.47	2.25
Class I	1.35	1.08
Class R	1.97	1.75
Class R5	1.40	1.13
Class Z	1.47	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $421,560,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$97,726,000
Unrealized depreciation	(8,565,000)
Net unrealized appreciation	$89,161,000

24	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The following capital loss carryforward, determined as of October 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	24,279,438
Unlimited long-term	20,442,020
Total	44,721,458

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $157,175,597 and $94,981,720, respectively, for the six months ended April 30, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Net income earned from securities lending for the six months ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended April 30, 2013, the average daily loan balance outstanding on days when borrowing existed was $2,611,111 at a weighted average interest rate of 1.21%.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or

Semiannual Report 2013	25

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

currency devaluation which could hurt their economies and securities markets.

Asian Pacific Region Risk

Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country.

Geographic Concentration Risk

Because the Fund concentrates its investments in the Asian Pacific Region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asian Pacific Region. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of companies in the Asian Pacific Region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Asia Pacific ex-Japan Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund. On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it

Semiannual Report 2013	27

Columbia Asia Pacific ex-Japan Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Service Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher

28	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including 11 of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013	29

Columbia Asia Pacific ex-Japan Fund

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30	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

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Semiannual Report 2013	31

Columbia Asia Pacific ex-Japan Fund

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32	Semiannual Report 2013

Columbia Asia Pacific ex-Japan Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Asia Pacific ex-Japan Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR119_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Absolute Return Currency and Income Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Absolute Return Currency and Income Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Absolute Return Currency and Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	22
Approval of Investment Management Services Agreement	29
Shareholder Meeting Results	31
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Absolute Return Currency and Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Currency and Income Fund (the Fund) Class A shares returned 0.72% excluding sales charges for the six months ended April 30, 2013.

>  The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.04% for the same time frame.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	6/15/06
Excluding sales charges		0.72	0.72	1.34	2.19
Including sales charges		-2.34	-2.34	0.73	1.74
Class B	6/15/06
Excluding sales charges		0.34	0.03	0.57	1.47
Including sales charges		-4.56	-4.85	0.18	1.47
Class C	6/15/06
Excluding sales charges		0.34	0.03	0.57	1.47
Including sales charges		-0.64	-0.94	0.57	1.47
Class I	6/15/06	1.00	1.30	1.83	2.67
Class R4*	3/19/13	0.83	0.83	1.36	2.21
Class W*	12/1/06	0.52	0.52	1.25	2.13
Class Y*	2/28/13	0.82	0.82	1.36	2.21
Class Z*	9/27/10	0.81	1.00	1.54	2.32
Citigroup 3-Month U.S. Treasury Bill Index**		0.04	0.08	0.28	1.38

Returns for Class A are shown with and without the maximum initial sales charge of 3.00% Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**  Since June 30, 2006

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Absolute Return Currency and Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2013)
Asset-Backed Securities — Non-Agency	1.5
Commercial Mortgage-Backed Securities — Non-Agency	3.3
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	95.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $85.5 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Quality Breakdown (%) (at April 30, 2013)
AAA rating	98.8
Non-investment grade	1.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Currency Exposures as a % of Net Assets
as of April 30, 2013

AUD  Australian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

NOK  Norwegian Krone

Portfolio Management

Nicholas Pifer, CFA

Semiannual Report 2013
3

Columbia Absolute Return Currency and Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.20		1,017.65	7.17		7.20	1.44
Class B	1,000.00	1,000.00	1,003.40		1,013.98	10.83		10.89	2.18
Class C	1,000.00	1,000.00	1,003.40		1,013.93	10.88		10.94	2.19
Class I	1,000.00	1,000.00	1,010.00		1,019.84	4.98		5.01	1.00
Class R4	1,000.00	1,000.00	998.10	*	1,018.55	1.41	*	6.31	1.26	*
Class W	1,000.00	1,000.00	1,005.20		1,018.25	6.56		6.61	1.32
Class Y	1,000.00	1,000.00	1,002.00	**	1,018.65	2.04	**	6.21	1.24	**
Class Z	1,000.00	1,000.00	1,008.10		1,018.89	5.92		5.96	1.19

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

**For the period February 28, 2013 through April 30, 2013. Class Y shares commenced operations on February 28, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 1.69% for Class A, 2.44% for Class B, 2.44% for Class C, 1.24% for Class I, 1.44% for Class R4, 1.69% for Class W and 1.44% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2013. If this change had been in place for the entire six month period ended April 30, 2013, the actual expenses paid would have been $8.41 for Class A, $12.12 for Class B, $12.12 for Class C, $6.18 for Class I, $7.13 for Class R4, $8.40 for Class W and $7.17 for Class Z; the hypothetical expenses paid would have been $8.45 for Class A, $12.18 for Class B, $12.18 for Class C, $6.21 for Class I, $7.20 for Class R4, $8.45 for Class W and $7.20 for Class Z.

Other share classes may have had expense waiver changes; however, the changes were not considered significant.

Semiannual Report 2013
4

Columbia Absolute Return Currency and Income Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Commercial Mortgage-Backed Securities —
Non-Agency 3.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a)(b)(c) Series 2007-EOP Class A2 03/06/20	1.260%	1,200,000	1,201,811
Series 2007-EOP Class A3 03/06/20	1.456%	1,770,000	1,773,603
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,926,030)			2,975,414

Asset-Backed Securities — Non-Agency 1.5%

Countrywide Home Equity Loan Trust Series 2005-H Class 2A (FGIC)(a) 12/15/35	0.439%	95,180	51,515
Northstar Education Finance, Inc. Series 2007-1 Class A2(a) 01/29/46	1.026%	750,000	701,346

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(a) Series 2005-5 Class A2 10/25/21	0.356%	138,262	138,229
Series 2005-8 Class A2 07/25/22	0.366%	107,067	107,045
Series 2007-2 Class A2 07/25/17	0.276%	355,814	355,286
Total Asset-Backed Securities — Non-Agency (Cost: $1,440,028)			1,353,421

Money Market Funds 95.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.126%(d)(e)	85,498,704	85,498,704
Total Money Market Funds (Cost: $85,498,704)		85,498,704
Total Investments (Cost: $89,864,762)		89,827,539
Other Assets & Liabilities, Net		(432,488)
Net Assets		89,395,051

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	May 15, 2013	8,051,000 (CHF)	8,660,994 (USD)	1,052	—
State Street Bank & Trust Company	May 15, 2013	89,000 (CHF)	95,032 (USD)	—	(700)
Goldman, Sachs & Co.	May 15, 2013	16,572,000 (EUR)	21,685,727 (USD)	—	(140,645)
Citigroup Global Markets Inc.	May 15, 2013	8,387,000 (GBP)	12,887,348 (USD)	—	(139,395)
Deutsche Bank Securities, Inc.	May 15, 2013	8,640,951 (USD)	8,332,000 (AUD)	—	(12,192)
Deutsche Bank Securities, Inc.	May 15, 2013	4,401,352 (USD)	4,261,000 (AUD)	11,412	—
J.P. Morgan Securities, Inc.	May 15, 2013	21,659,395 (USD)	2,121,811,000 (JPY)	107,526	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Absolute Return Currency and Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	May 15, 2013	8,541,498 (USD)	48,955,000 (NOK)	—	(56,299)
Barclays Bank PLC	May 15, 2013	248,164 (USD)	1,452,000 (NOK)	3,506	—
Total				123,496	(349,231)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $2,975,414 or 3.33% of net assets.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2013.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	96,812,305	8,381,507	(19,695,108)	85,498,704	63,212	85,498,704

Abbreviation Legend

FGIC  Financial Guaranty Insurance Company

Currency Legend

AUD  Australian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

NOK  Norwegian Krone

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Commercial Mortgage-Backed Securities — Non-Agency	—	2,975,414	—	2,975,414
Asset-Backed Securities — Non-Agency	—	1,353,421	—	1,353,421
Total Bonds	—	4,328,835	—	4,328,835
Other
Money Market Funds	85,498,704	—	—	85,498,704
Total Other	85,498,704	—	—	85,498,704
Investments in Securities	85,498,704	4,328,835	—	89,827,539
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	123,496	—	123,496
Liabilities
Forward Foreign Currency Exchange Contracts	—	(349,231)	—	(349,231)
Total	85,498,704	4,103,100	—	89,601,804

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,366,058)	$4,328,835
Affiliated issuers (identified cost $85,498,704)	85,498,704
Total investments (identified cost $89,864,762)	89,827,539
Unrealized appreciation on forward foreign currency exchange contracts	123,496
Receivable for:
Investments sold	35,343
Capital shares sold	84,516
Dividends	9,318
Interest	2,954
Prepaid expenses	681
Other assets	32,990
Total assets	90,116,837
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	349,231
Payable for:
Investments purchased	73,579
Capital shares purchased	250,988
Investment management fees	2,187
Distribution and/or service fees	269
Transfer agent fees	19,434
Administration fees	197
Compensation of board members	12,075
Expense reimbursement due to Investment Manager	2
Other expenses	13,824
Total liabilities	721,786
Net assets applicable to outstanding capital stock	$89,395,051
Represented by
Paid-in capital	$89,505,061
Excess of distributions over net investment income	(1,266,980)
Accumulated net realized gain	1,419,928
Unrealized appreciation (depreciation) on:
Investments	(37,223)
Forward foreign currency exchange contracts	(225,735)
Total — representing net assets applicable to outstanding capital stock	$89,395,051

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Absolute Return Currency and Income Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$25,953,889
Shares outstanding	2,582,139
Net asset value per share	$10.05
Maximum offering price per share(a)	$10.36
Class B
Net assets	$343,555
Shares outstanding	35,418
Net asset value per share	$9.70
Class C
Net assets	$2,856,401
Shares outstanding	294,798
Net asset value per share	$9.69
Class I
Net assets	$51,992,718
Shares outstanding	5,055,012
Net asset value per share	$10.29
Class R4
Net assets	$2,494
Shares outstanding	243
Net asset value per share	$10.26
Class W
Net assets	$162,755
Shares outstanding	16,253
Net asset value per share	$10.01
Class Y
Net assets	$2,505
Shares outstanding	244
Net asset value per share	$10.27
Class Z
Net assets	$8,080,734
Shares outstanding	787,465
Net asset value per share	$10.26

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$63,212
Interest	38,117
Total income	101,329
Expenses:
Investment management fees	424,353
Distribution and/or service fees
Class A	34,780
Class B	2,007
Class C	14,341
Class W	7,700
Transfer agent fees
Class A	57,716
Class B	836
Class C	5,924
Class W	13,834
Class Z	17,494
Administration fees	38,144
Compensation of board members	7,925
Custodian fees	2,650
Printing and postage fees	35,855
Registration fees	41,347
Professional fees	16,106
Other	5,013
Total expenses	726,025
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(150,903)
Total net expenses	575,122
Net investment loss	(473,793)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,166
Forward foreign currency exchange contracts	1,471,956
Net realized gain	1,475,122
Net change in unrealized appreciation (depreciation) on:
Investments	22,916
Forward foreign currency exchange contracts	(269,291)
Net change in unrealized appreciation (depreciation)	(246,375)
Net realized and unrealized gain	1,228,747
Net increase in net assets resulting from operations	$754,954

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations
Net investment loss	$(473,793)	$(1,081,496)
Net realized gain	1,475,122	4,228,866
Net change in unrealized appreciation (depreciation)	(246,375)	92,989
Net increase in net assets resulting from operations	754,954	3,240,359
Distributions to shareholders
Net realized gains
Class A	(669,389)	—
Class B	(9,970)	—
Class C	(70,481)	—
Class I	(1,113,563)	—
Class W	(259,616)	—
Class Z	(208,068)	—
Total distributions to shareholders	(2,331,087)	—
Increase (decrease) in net assets from capital stock activity	(10,783,399)	(44,181,803)
Total decrease in net assets	(12,359,532)	(40,941,444)
Net assets at beginning of period	101,754,583	142,696,027
Net assets at end of period	$89,395,051	$101,754,583
Excess of distributions over net investment income	$(1,266,980)	$(793,187)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a)(b) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	217,422	2,202,768	550,895	5,590,192
Distributions reinvested	65,824	664,824	—	—
Redemptions	(713,438)	(7,223,048)	(1,633,832)	(16,525,902)
Net decrease	(430,192)	(4,355,456)	(1,082,937)	(10,935,710)
Class B shares
Subscriptions	1,021	10,000	3,529	34,759
Distributions reinvested	1,020	9,970	—	—
Redemptions(c)	(12,724)	(124,710)	(29,184)	(287,546)
Net decrease	(10,683)	(104,740)	(25,655)	(252,787)
Class C shares
Subscriptions	76,039	741,149	76,222	752,965
Distributions reinvested	5,857	57,161	—	—
Redemptions	(79,061)	(769,611)	(127,454)	(1,254,559)
Net increase (decrease)	2,835	28,699	(51,232)	(501,594)
Class I shares
Subscriptions	562,435	5,843,220	733,082	7,588,187
Distributions reinvested	107,985	1,113,328	—	—
Redemptions	(181,711)	(1,891,763)	(2,860,955)	(29,236,950)
Net increase (decrease)	488,709	5,064,785	(2,127,873)	(21,648,763)
Class R4 shares
Subscriptions	243	2,500	—	—
Net increase	243	2,500	—	—
Class W shares
Subscriptions	119,586	1,213,916	416,090	4,199,212
Distributions reinvested	25,744	259,500	—	—
Redemptions	(1,200,777)	(11,961,386)	(1,774,990)	(17,908,514)
Net decrease	(1,055,447)	(10,487,970)	(1,358,900)	(13,709,302)
Class Y shares
Subscriptions	244	2,500	—	—
Net increase	244	2,500	—	—
Class Z shares
Subscriptions	170,055	1,747,951	509,624	5,255,433
Distributions reinvested	8,582	88,392	—	—
Redemptions	(270,012)	(2,770,060)	(231,954)	(2,389,080)
Net increase (decrease)	(91,375)	(933,717)	277,670	2,866,353
Total net decrease	(1,095,666)	(10,783,399)	(4,368,927)	(44,181,803)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class Y shares are for the period from February 28, 2013 (commencement of operations) to April 30, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Absolute Return Currency and Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.21		$9.95	$10.00	$9.93	$9.97		$10.58
Income from investment operations:
Net investment income (loss)	(0.06)		(0.12)	(0.15)	(0.12)	(0.08)		0.15
Net realized and unrealized gain (loss)	0.14		0.38	0.10	0.19	0.09		(0.22)
Total from investment operations	0.08		0.26	(0.05)	0.07	0.01		(0.07)
Less distributions to shareholders:
Net investment income	—		—	—	—	(0.00	)(a)	(0.18)
Net realized gains	(0.24)		—	—	—	(0.05)		(0.36)
Total distributions to shareholders	(0.24)		—	—	—	(0.05)		(0.54)
Net asset value, end of period	$10.05		$10.21	$9.95	$10.00	$9.93		$9.97
Total return	0.72%		2.61%	(0.50%)	0.71%	0.15%		(0.57%)
Ratios to average net assets(b)
Total gross expenses	1.86	%(c)	1.65%	1.73%	1.47%	1.38%		1.39%
Total net expenses(d)	1.44	%(c)	1.42%	1.73%	1.47%	1.38%		1.39%
Net investment income (loss)	(1.23	%)(c)	(1.18%)	(1.48%)	(1.19%)	(0.83%)		1.50%
Supplemental data
Net assets, end of period (in thousands)	$25,954		$30,758	$40,755	$62,209	$114,238		$175,659
Portfolio turnover	0%		0%	0%	0%	16%		39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012	2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$9.90		$9.72	$9.85	$9.85		$9.96	$10.58
Income from investment operations:
Net investment income (loss)	(0.10)		(0.19)	(0.22)	(0.19)		(0.16)	0.04
Net realized and unrealized gain (loss)	0.14		0.37	0.09	0.19		0.10	(0.18)
Total from investment operations	0.04		0.18	(0.13)	—		(0.06)	(0.14)
Less distributions to shareholders:
Net investment income	—		—	—	—		—	(0.12)
Net realized gains	(0.24)		—	—	—		(0.05)	(0.36)
Total distributions to shareholders	(0.24)		—	—	—		(0.05)	(0.48)
Net asset value, end of period	$9.70		$9.90	$9.72	$9.85		$9.85	$9.96
Total return	0.34%		1.85%	(1.32%)	0.00	%(a)	(0.56%)	(1.35%)
Ratios to average net assets(b)
Total gross expenses	2.61	%(c)	2.39%	2.47%	2.23%		2.14%	2.16%
Total net expenses(d)	2.18	%(c)	2.17%	2.47%	2.23%		2.14%	2.16%
Net investment income (loss)	(1.97	%)(c)	(1.93%)	(2.21%)	(1.95%)		(1.59%)	0.38%
Supplemental data
Net assets, end of period (in thousands)	$344		$456	$698	$1,006		$2,026	$3,269
Portfolio turnover	0%		0%	0%	0%		16%	39%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.89		$9.71	$9.83	$9.84	$9.95	$10.57
Income from investment operations:
Net investment income (loss)	(0.10)		(0.19)	(0.22)	(0.19)	(0.16)	0.06
Net realized and unrealized gain (loss)	0.14		0.37	0.10	0.18	0.10	(0.20)
Total from investment operations	0.04		0.18	(0.12)	(0.01)	(0.06)	(0.14)
Less distributions to shareholders:
Net investment income	—		—	—	—	—	(0.12)
Net realized gains	(0.24)		—	—	—	(0.05)	(0.36)
Total distributions to shareholders	(0.24)		—	—	—	(0.05)	(0.48)
Net asset value, end of period	$9.69		$9.89	$9.71	$9.83	$9.84	$9.95
Total return	0.34%		1.85%	(1.22%)	(0.10%)	(0.56%)	(1.31%)
Ratios to average net assets(a)
Total gross expenses	2.61	%(b)	2.39%	2.48%	2.22%	2.14%	2.15%
Total net expenses(c)	2.19	%(b)	2.16%	2.48%	2.22%	2.14%	2.15%
Net investment income (loss)	(1.98	%)(b)	(1.92%)	(2.23%)	(1.94%)	(1.60%)	0.66%
Supplemental data
Net assets, end of period (in thousands)	$2,856		$2,887	$3,333	$4,703	$7,609	$9,463
Portfolio turnover	0%		0%	0%	0%	16%	39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.42		$10.11	$10.09	$9.98	$9.98	$10.59
Income from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.08)	(0.08)	(0.04)	0.21
Net realized and unrealized gain (loss)	0.15		0.38	0.10	0.19	0.10	(0.24)
Total from investment operations	0.11		0.31	0.02	0.11	0.06	(0.03)
Less distributions to shareholders:
Net investment income	—		—	—	—	(0.01)	(0.22)
Net realized gains	(0.24)		—	—	—	(0.05)	(0.36)
Total distributions to shareholders	(0.24)		—	—	—	(0.06)	(0.58)
Net asset value, end of period	$10.29		$10.42	$10.11	$10.09	$9.98	$9.98
Total return	1.00%		3.07%	0.20%	1.10%	0.56%	(0.25%)
Ratios to average net assets(a)
Total gross expenses	1.20	%(b)	1.14%	1.05%	1.07%	1.01%	1.03%
Total net expenses(c)	1.00	%(b)	0.91%	1.05%	1.07%	1.01%	1.03%
Net investment income (loss)	(0.78	%)(b)	(0.68%)	(0.84%)	(0.79%)	(0.40%)	2.10%
Supplemental data
Net assets, end of period (in thousands)	$51,993		$47,585	$67,660	$38,718	$28,926	$202,106
Portfolio turnover	0%		0%	0%	0%	16%	39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.28
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss	(0.01	)(b)
Total from investment operations	(0.02)
Net asset value, end of period	$10.26
Total return	(0.19%)
Ratios to average net assets(c)
Total gross expenses	1.38	%(d)
Total net expenses(e)	1.26	%(d)
Net investment loss	(1.10	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	0%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class W	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.19		$9.94	$9.99	$9.92	$9.97	$10.58
Income from investment operations:
Net investment income (loss)	(0.06)		(0.14)	(0.15)	(0.12)	(0.08)	0.11
Net realized and unrealized gain (loss)	0.12		0.39	0.10	0.19	0.08	(0.19)
Total from investment operations	0.06		0.25	(0.05)	0.07	—	(0.08)
Less distributions to shareholders:
Net investment income	—		—	—	—	—	(0.17)
Net realized gains	(0.24)		—	—	—	(0.05)	(0.36)
Total distributions to shareholders	(0.24)		—	—	—	(0.05)	(0.53)
Net asset value, end of period	$10.01		$10.19	$9.94	$9.99	$9.92	$9.97
Total return	0.52%		2.52%	(0.50%)	0.71%	0.04%	(0.66%)
Ratios to average net assets(a)
Total gross expenses	1.84	%(b)	1.83%	1.71%	1.51%	1.46%	1.50%
Total net expenses(c)	1.32	%(b)	1.62%	1.71%	1.51%	1.46%	1.50%
Net investment income (loss)	(1.12	%)(b)	(1.38%)	(1.46%)	(1.23%)	(0.86%)	1.09%
Supplemental data
Net assets, end of period (in thousands)	$163		$10,922	$24,171	$63,369	$87,000	$303,933
Portfolio turnover	0%		0%	0%	0%	16%	39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.25
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.04
Total from investment operations	0.02
Net asset value, end of period	$10.27
Total return	0.20%
Ratios to average net assets(b)
Total gross expenses	1.34	%(c)
Total net expenses(d)	1.24	%(c)
Net investment income	(1.08	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	0%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.41		$10.11	$10.09	$10.18
Income from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	0.14		0.39	0.12	(0.08)
Total from investment operations	0.09		0.30	0.02	(0.09)
Less distributions to shareholders:
Net realized gains	(0.24)		—	—	—
Total distributions to shareholders	(0.24)		—	—	—
Net asset value, end of period	$10.26		$10.41	$10.11	$10.09
Total return	0.81%		2.97%	0.20%	(0.88%)
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.34%	1.15%	1.54	%(c)
Total net expenses(d)	1.19	%(c)	1.09%	1.15%	1.54	%(c)
Net investment income (loss)	(0.98	%)(c)	(0.85%)	(0.95%)	(1.20	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$8,081		$9,146	$6,079	$14
Portfolio turnover	0%		0%	0%	0%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Absolute Return Currency and Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans. Class Y shares commenced operations on February 28, 2013.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes

Semiannual Report 2013
22

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to take long and short positions with the goal of generating gains for the Fund.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2013
23

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The following table is a summary of the fair value of derivative instruments at April 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	123,496
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	349,231

The effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	1,471,956
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	(269,291)

The following table is a summary of the volume of derivative instruments for the six months ended April 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	166

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general

Semiannual Report 2013
24

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.89% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.89% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $603.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Beginning February 28, 2013, Class Y shares are not subject to transfer agent fees for at least twelve months.

Semiannual Report 2013
25

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.41%
Class B	0.42
Class C	0.41
Class R4*	0.02
Class W	0.45
Class Z	0.41

*Annualized.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $47,000 and $31,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,534 for Class A and $240 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014		Prior to March 1, 2013
Class A	1.69%		1.32%
Class B	2.44		2.07
Class C	2.44		2.07
Class I	1.24		0.87
Class R4	1.44	*	—
Class W	1.69		1.32
Class Y	1.24		—
Class Z	1.44		1.07

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $89,865,000 and the

Semiannual Report 2013
26

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,000
Unrealized depreciation	(89,000)
Net unrealized depreciation	$(37,000)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $782,430 at October 31, 2012 as arising on November 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $415,497, respectively, for the six months ended April 30, 2013

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 15.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 58.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 9. Significant Risks

Foreign Currency Risk

The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no

Semiannual Report 2013
27

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the Investment Manager.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
28

Columbia Absolute Return Currency and Income Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Absolute Return Currency and Income Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Service Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013
29

Columbia Absolute Return Currency and Income Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
30

Columbia Absolute Return Currency and Income Fund

Shareholder Meeting Results

(Unaudited)

Special Meeting of Shareholders held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of the Fund approved a proposal to modify the Fund's fundamental policy regarding concentration by removing an exception in the policy for investment in banks or bank holding companies and finance companies. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date of the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
6,767,404	135,257	175,511	0

Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia Absolute Return Currency and Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Absolute Return Currency and Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR104_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Emerging Markets Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Emerging Markets Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Emerging Markets Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	21
Notes to Financial Statements	32
Approval of Investment Management Services Agreement	41
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Emerging Markets Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Emerging Markets Bond Fund (the Fund) Class A shares returned 4.89% excluding sales charges for the six months ended April 30, 2013.

>  The Fund outperformed its benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) — Global, which returned 2.97% for the same period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	02/16/06
Excluding sales charges		4.89	13.66	11.19	9.80
Including sales charges		-0.06	8.26	10.12	9.06
Class B	02/16/06
Excluding sales charges		4.42	12.75	10.33	8.96
Including sales charges		-0.58	7.75	10.06	8.96
Class C	02/16/06
Excluding sales charges		4.46	12.71	10.35	8.97
Including sales charges		3.46	11.71	10.35	8.97
Class I	02/16/06	5.13	14.11	11.68	10.26
Class K	02/16/06	4.89	13.74	11.35	10.00
Class R*	11/16/11	4.76	13.28	10.99	9.62
Class R4*	03/19/13	4.87	13.64	11.18	9.80
Class R5*	11/08/12	5.02	13.80	11.21	9.82
Class W*	12/01/06	4.89	13.59	11.15	9.76
Class Y*	11/08/12	5.13	13.92	11.24	9.83
Class Z*	09/27/10	5.02	13.84	11.37	9.92
JPMorgan Emerging Markets Bond Index-Global		2.97	11.60	10.21	9.21

Returns for Class A are shown with and without the maximum initial sales charge of 4.75% Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The JPMorgan Emerging Markets Bond Index (EMBI) — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Emerging Markets Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at April 30, 2013)
Argentina	1.7
Bolivia	0.4
Brazil	5.5
Colombia	5.4
Costa Rica	0.1
Dominican Republic	2.2
El Salvador	0.4
Georgia	0.6
Guatemala	1.8
Hungary	1.1
Indonesia	8.5
Kazakhstan	2.9
Latvia	0.2
Lithuania	1.2
Luxembourg	0.5
Mexico	8.9
Mongolia	0.2
Morocco	0.3
Panama	0.5
Peru	2.5
Philippines	0.7
Poland	1.1
Qatar	0.6
Republic of Namibia	0.9
Republic of the Congo	0.2
Romania	2.1
Russian Federation	14.4
South Africa	0.4
South Korea	1.0
Supra-National	1.0
Trinidad and Tobago	1.4
Turkey	6.3
Ukraine	1.4
United Arab Emirates	1.4
United States(a)	6.2
Uruguay	6.5
Venezuela	9.0
Zambia	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Nicholas Pifer, CFA

James Carlen, CFA

Semiannual Report 2013
3

Columbia Emerging Markets Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AA rating	2.1
A rating	3.1
BBB rating	55.5
BB rating	17.3
B rating	15.6
CCC rating	0.4
Non rated	6.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013
4

Columbia Emerging Markets Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,048.90		1,019.29	5.64		5.56	1.11
Class B	1,000.00	1,000.00	1,044.20		1,015.57	9.43		9.30	1.86
Class C	1,000.00	1,000.00	1,044.60		1,015.57	9.43		9.30	1.86
Class I	1,000.00	1,000.00	1,051.30		1,021.52	3.36		3.31	0.66
Class K	1,000.00	1,000.00	1,048.90		1,020.08	4.83		4.76	0.95
Class R	1,000.00	1,000.00	1,047.60		1,018.05	6.90		6.80	1.36
Class R4	1,000.00	1,000.00	1,020.60	*	1,020.33	1.02	*	4.51	0.90	*
Class R5	1,000.00	1,000.00	1,045.10	**	1,021.22	3.47	**	3.61	0.72	**
Class W	1,000.00	1,000.00	1,048.90		1,019.29	5.64		5.56	1.11
Class Y	1,000.00	1,000.00	1,046.20	**	1,021.52	3.18	**	3.31	0.66	**
Class Z	1,000.00	1,000.00	1,050.20		1,020.53	4.37		4.31	0.86

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

**For the period November 8, 2012 through April 30, 2013. Class R5 and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
5

Columbia Emerging Markets Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 10.1%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 1.5%
Banco Santander Brasil SA Senior Unsecured(b) 02/13/17	4.625%		2,000,000	2,130,000
Companhia de Eletricidade do Estad 04/27/16	11.750%	BRL	6,000,000	3,165,313
Samarco Mineracao SA Senior Unsecured(b) 11/01/22	4.125%		5,000,000	4,896,138
Vale Overseas Ltd. 01/11/22	4.375%		1,000,000	1,052,380
Vale SA Senior Unsecured 09/11/42	5.625%		2,000,000	2,089,350
Total				13,333,181
Colombia 0.8%
BanColombia SA Senior Unsecured 06/03/21	5.950%		2,100,000	2,367,750
Banco de Bogota SA Senior Unsecured(b) 01/15/17	5.000%		1,000,000	1,082,099
Grupo Aval Ltd.(b) 09/26/22	4.750%		4,000,000	4,035,000
Total				7,484,849
Kazakhstan 1.0%
Zhaikmunai LP 11/13/19	7.125%		3,575,000	3,869,938
Zhaikmunai LP(b) 11/13/19	7.125%		4,990,000	5,388,117
Total				9,258,055
Luxembourg 0.5%
Cosan Luxembourg SA(b) 03/14/18	9.500%	BRL	6,000,000	3,104,703
03/14/23	5.000%		1,309,000	1,337,033
Total				4,441,736
Mexico 0.5%
America Movil SAB de CV Senior Unsecured 12/05/22	6.450%	MXN	30,000,000	2,629,863
Mexichem SAB de CV(b) 09/19/42	6.750%		1,000,000	1,147,500
Senior Unsecured 09/19/22	4.875%		1,000,000	1,087,500
Total				4,864,863

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.9%
Banco de Credito del Peru Subordinated Notes(b)(c) 10/15/22	7.170%	PEN	6,000,000	2,614,075
Corp. Azucarera del Peru SA(b) 08/02/22	6.375%		4,700,000	5,045,556
Total				7,659,631
Russian Federation 3.6%
EDC Finance Ltd.(b) 04/17/20	4.875%		2,400,000	2,405,228
Lukoil International Finance BV(b) 11/05/19	7.250%		2,400,000	2,897,115
11/09/20	6.125%		2,900,000	3,319,750
06/07/22	6.656%		1,000,000	1,188,750
Metalloinvest Finance Ltd.(b) 07/21/16	6.500%		2,000,000	2,124,288
Novatek Finance Ltd.(b) Senior Unsecured 02/21/17	7.750%	RUB	83,300,000	2,685,784
02/03/21	6.604%		4,000,000	4,637,314
Severstal OAO Via Steel Capital SA Senior Unsecured(b) 07/26/16	6.250%		1,500,000	1,599,895
Sibur Securities Ltd.(b) 01/31/18	3.914%		4,250,000	4,196,945
TNK-BP Finance SA(b) 03/13/18	7.875%		1,000,000	1,199,664
VimpelCom Holdings BV(b) 02/13/18	9.000%	RUB	95,300,000	3,182,858
03/01/22	7.504%		2,500,000	2,825,000
Total				32,262,591
Ukraine 1.0%
MHP SA(b) 04/29/15	10.250%		691,000	734,188
04/02/20	8.250%		7,200,000	7,109,020
Metinvest BV(b) 02/14/18	8.750%		1,500,000	1,530,000
Total				9,373,208
United States 0.3%
Industrial Senior Trust(b) 11/01/22	5.500%		3,000,000	3,000,000
Total Corporate Bonds & Notes (Cost: $87,357,722)				91,678,114

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Inflation-Indexed Bonds(a) 5.9%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Uruguay 5.9%
Uruguay Government International Bond 04/05/27	4.250%	UYU	378,928,840	24,835,904
Senior Unsecured 12/15/28	4.375%	UYU	429,077,130	28,753,635
Total				53,589,539
Total Inflation-Indexed Bonds (Cost: $43,896,232)				53,589,539

Foreign Government Obligations(a) 77.3%

Argentina 1.7%
Argentina Boden Bonds 10/03/15	7.000%		4,335,000	3,782,287
Argentina Bonar Bonds 04/17/17	7.000%		4,338,000	3,535,470
City of Buenos Aires Senior Unsecured(b) 03/01/17	9.950%		5,342,000	4,700,960
Provincia de Buenos Aires Senior Unsecured(b) 01/26/21	10.875%		2,780,000	1,973,800
Provincia de Cordoba Senior Unsecured(b) 08/17/17	12.375%		2,050,000	1,609,250
Total				15,601,767
Bolivia 0.4%
Bolivian Government International Bond(b) 10/29/22	4.875%		3,100,000	3,147,079
Brazil 4.0%
Banco do Brasil SA Bank Guaranteed 10/10/22	3.875%		2,000,000	1,987,000
Brazil Notas do Tesouro Nacional Senior Notes 01/01/17	10.000%	BRL	19,548,000	10,405,037
Centrais Eletricas Brasileiras SA Senior Unsecured(b) 10/27/21	5.750%		6,800,000	7,415,400
Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured(b) 12/16/20	6.250%		500,000	543,500
Morgan Stanley Senior Unsecured 10/22/20	11.500%	BRL	3,300,000	1,877,705

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Petrobras International Finance Co. 03/15/19	7.875%		4,900,000	6,093,032
01/20/20	5.750%		1,000,000	1,128,746
01/27/21	5.375%		3,424,000	3,784,738
01/20/40	6.875%		2,600,000	3,104,584
Total				36,339,742
Colombia 4.6%
Bogota Distrito Capital Senior Unsecured(b) 07/26/28	9.750%	COP	1,377,000,000	1,144,026
Colombia Government International Bond Senior Unsecured 01/18/41	6.125%		6,600,000	8,832,520
Corporación Andina de Fomento 06/15/22	4.375%		3,715,000	4,050,019
Emgesa SA ESP Senior Unsecured 01/25/21	8.750%	COP	4,924,000,000	3,267,225
Empresa de Energia de Bogota SA Senior Unsecured(b) 11/10/21	6.125%		6,645,000	7,407,960
Empresas Publicas de Medellin ESP Senior Unsecured(b) 02/01/21	8.375%	COP	15,188,000,000	9,782,281
Transportadora de Gas Internacional SA ESP Senior Unsecured(b) 03/20/22	5.700%		6,100,000	6,740,742
Total				41,224,773
Costa Rica 0.1%
Costa Rica Government International Bond Senior Unsecured(b) 01/26/23	4.250%		1,000,000	1,015,000
Dominican Republic 2.1%
Banco de Reservas de La Republica Dominicana Subordinated Notes(b) 02/01/23	7.000%		4,300,000	4,401,050
Dominican Republic International Bond(b) Senior Unsecured 05/06/21	7.500%		7,500,000	8,527,007
04/18/24	5.875%		1,500,000	1,522,479
04/20/27	8.625%		3,984,000	4,999,920
Total				19,450,456
El Salvador 0.4%
El Salvador Government International Bond(b) Senior Unsecured 04/10/32	8.250%		1,000,000	1,250,000
06/15/35	7.650%		1,810,000	2,104,125
Total				3,354,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Georgia 0.6%
Georgian Railway JSC Senior Unsecured(b) 07/11/22	7.750%		4,844,000	5,630,840
Guatemala 1.8%
Guatemala Government Bond(b) Senior Unsecured 06/06/22	5.750%		8,700,000	9,796,200
02/13/28	4.875%		6,322,000	6,400,000
Total				16,196,200
Hungary 1.0%
Hungary Government International Bond Senior Unsecured 03/29/21	6.375%		2,400,000	2,663,717
03/29/41	7.625%		1,500,000	1,760,625
Magyar Export-Import Bank RT(b) 02/12/18	5.500%		5,000,000	5,036,667
Total				9,461,009
Indonesia 8.4%
Indonesia Government International Bond(b) 01/17/42	5.250%		1,000,000	1,130,000
Senior Unsecured 05/05/21	4.875%		8,000,000	9,045,596
01/17/38	7.750%		3,700,000	5,494,500
Indonesia Treasury Bond Senior Unsecured 10/15/14	11.000%	IDR	6,000,000,000	673,887
06/15/15	9.500%	IDR	49,000,000,000	5,546,568
07/15/17	10.000%	IDR	30,762,000,000	3,777,871
09/15/19	11.500%	IDR	29,400,000,000	4,037,551
11/15/20	11.000%	IDR	9,000,000,000	1,248,147
06/15/21	12.800%	IDR	6,800,000,000	1,035,572
07/15/22	10.250%	IDR	13,210,000,000	1,812,011
05/15/27	7.000%	IDR	21,520,000,000	2,392,145
Majapahit Holding BV(b) 10/17/16	7.750%		1,830,000	2,131,950
06/28/17	7.250%		1,150,000	1,339,643
08/07/19	8.000%		3,600,000	4,509,000
01/20/20	7.750%		5,900,000	7,328,246
PT Pertamina Persero(b) 05/23/21	5.250%		2,000,000	2,179,995
Senior Unsecured 05/03/22	4.875%		1,000,000	1,063,800
05/27/41	6.500%		1,000,000	1,127,826
05/03/42	6.000%		3,000,000	3,226,200
PT Perusahaan Listrik Negara(b) Senior Unsecured 11/22/21	5.500%		13,834,000	15,287,404
10/24/42	5.250%		2,000,000	1,985,000
Total				76,372,912

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Kazakhstan 1.9%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		4,095,000	5,231,362
05/05/20	7.000%		1,650,000	1,990,934
Senior Unsecured 04/30/23	4.400%		1,000,000	1,009,885
04/30/43	5.750%		2,000,000	2,035,691
KazMunayGas National Co. JSC(b)(d) Senior Unsecured 04/30/23	4.400%		1,000,000	1,009,885
04/30/43	5.750%		1,000,000	1,017,846
Kazakhstan Temir Zholy Finance BV(b) 07/10/42	6.950%		4,000,000	4,740,000
Total				17,035,603
Latvia 0.2%
Republic of Latvia Senior Unsecured(b) 06/16/21	5.250%		1,500,000	1,739,512
Lithuania 1.2%
Lithuania Government International Bond(b) Senior Unsecured 09/14/17	5.125%		1,150,000	1,292,564
03/09/21	6.125%		4,850,000	5,951,134
02/01/22	6.625%		2,830,000	3,580,466
Total				10,824,164
Mexico 8.3%
Comision Federal de Electricidad Senior Unsecured(b) 02/14/42	5.750%		3,200,000	3,616,000
Mexican Bonos 12/17/15	8.000%	MXN	3,940,000	3,564,382
12/15/16	7.250%	MXN	6,901,000	6,288,820
12/14/17	7.750%	MXN	3,910,000	3,707,746
06/09/22	6.500%	MXN	9,900,000	9,400,528
06/03/27	7.500%	MXN	17,408,000	18,298,966
Pemex Project Funding Master Trust 06/15/35	6.625%		4,304,000	5,413,476
06/15/38	6.625%		2,000,000	2,525,136
Petroleos Mexicanos 11/24/21	7.650%	MXN	116,500,000	11,042,376
01/24/22	4.875%		800,000	910,000
06/02/41	6.500%		6,000,000	7,455,000
06/27/44	5.500%		2,900,000	3,175,500
Total				75,397,930
Mongolia 0.2%
Mongolia Government International Bond Senior Unsecured(b) 12/05/22	5.125%		1,664,000	1,572,356

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.3%
Morocco Government International Bond Senior Unsecured(b) 12/11/22	4.250%	2,600,000	2,693,782
Panama 0.5%
Ena Norte Trust Pass-Through Certificates(b) 04/25/23	4.950%	4,407,054	4,586,510
Peru 1.7%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b) 02/08/22	4.750%	5,000,000	5,398,381
El Fondo MIVIVENDA SA(b) 01/31/23	3.500%	500,000	496,750
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(e) 05/31/18	0.000%	5,138,461	4,752,506
Peruvian Government International Bond Senior Unsecured 03/14/37	6.550%	1,500,000	2,141,250
11/18/50	5.625%	1,800,000	2,308,500
Total			15,097,387
Philippines 0.7%
Philippine Government International Bond Senior Unsecured 03/30/26	5.500%	1,500,000	1,888,125
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b) 12/02/24	7.390%	3,000,000	4,084,805
Total			5,972,930
Poland 1.0%
Poland Government International Bond Senior Unsecured 04/21/21	5.125%	8,000,000	9,400,800
Qatar 0.6%
Qatar Government International Bond(b) Senior Unsecured 01/20/22	4.500%	3,500,000	3,990,000
01/20/40	6.400%	1,000,000	1,360,000
Total			5,350,000
Republic of Namibia 0.9%
Namibia International Bonds Senior Unsecured(b) 11/03/21	5.500%	7,300,000	8,157,750

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Republic of the Congo 0.2%
Republic of Congo Senior Unsecured(c) 06/30/29	3.000%		2,210,175	2,044,412
Romania 2.1%
Romania Government Bond 07/26/17	5.900%	RON	23,390,000	7,373,871
Romanian Government International Bond(b) Senior Unsecured 02/07/22	6.750%		8,334,000	10,229,815
08/22/23	4.375%		1,200,000	1,241,118
Total				18,844,804
Russian Federation 10.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b) 08/07/18	8.700%		1,180,000	1,505,975
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b) 09/19/22	4.375%		7,000,000	7,010,310
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 11/22/16	6.212%		3,350,000	3,760,375
01/23/21	5.999%		2,000,000	2,272,500
03/07/22	6.510%		9,800,000	11,429,250
08/16/37	7.288%		2,950,000	3,658,000
Rosneft International Finance Ltd. Senior Unsecured(b) 03/06/22	4.199%		2,400,000	2,412,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b) 12/27/17	5.298%		6,450,000	6,895,943
Russian Foreign Bond - Eurobond(b) Senior Unsecured 03/10/18	7.850%	RUB	100,000,000	3,466,922
04/29/20	5.000%		6,000,000	6,915,000
04/04/42	5.625%		3,000,000	3,555,000
Russian Foreign Bond - Eurobond(b)(c) Senior Unsecured 03/31/30	7.500%		5,223,195	6,570,779
Russian Railways via RZD Capital PLC Senior Unsecured 04/02/19	8.300%	RUB	415,300,000	13,989,284
Sberbank of Russia Via SB Capital SA Senior Unsecured 06/16/21	5.717%		1,500,000	1,660,500
Sberbank of Russia Via SB Capital SA(b) Senior Unsecured 02/07/22	6.125%		6,700,000	7,559,757
Subordinated Notes 10/29/22	5.125%		3,000,000	3,039,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
VTB Bank OJSC Via VTB Capital SA Senior Unsecured(b) 04/12/17	6.000%		4,500,000	4,888,125
Vnesheconombank Via VEB Finance PLC(b) Senior Unsecured 07/05/22	6.025%		1,200,000	1,360,500
11/22/25	6.800%		4,500,000	5,388,750
Total				97,338,270
South Africa 0.4%
South Africa Government International Bond Senior Unsecured 01/17/24	4.665%		1,200,000	1,341,000
Transnet SOC Ltd. Senior Unsecured(b) 07/26/22	4.000%		2,200,000	2,184,513
Total				3,525,513
South Korea 1.0%
Export-Import Bank of Korea Senior Unsecured 09/15/21	4.375%		3,000,000	3,332,439
Export-Import Bank of Korea(b) 02/15/15	5.000%	IDR	52,840,000,000	5,324,637
Total				8,657,076
Supra-National 1.0%
African Export-Import Bank Senior Unsecured 07/27/16	5.750%		1,000,000	1,078,850
Eurasian Development Bank Senior Unsecured 10/05/17	8.000%	RUB	237,800,000	7,881,081
Total				8,959,931
Trinidad and Tobago 1.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b) 08/14/19	9.750%		9,900,000	12,712,435
Turkey 6.2%
Export Credit Bank of Turkey(b) Senior Unsecured 11/04/16	5.375%		3,000,000	3,251,638
04/24/19	5.875%		12,785,000	14,512,225
Turkey Government International Bond 03/25/22	5.125%		6,250,000	7,140,625
01/14/41	6.000%		2,100,000	2,525,250
Senior Unsecured 11/07/19	7.500%		1,625,000	2,075,938
06/05/20	7.000%		1,300,000	1,631,500
03/30/21	5.625%		4,550,000	5,334,875

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/26/22	6.250%	5,000,000	6,162,500
03/23/23	3.250%	2,000,000	1,965,000
02/05/25	7.375%	2,000,000	2,670,000
03/17/36	6.875%	3,800,000	4,978,000
05/30/40	6.750%	3,100,000	4,045,500
Total			56,293,051
Ukraine 0.3%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b) 07/11/16	9.375%	1,100,000	1,089,989
Ukraine Government International Bond Senior Unsecured(b) 02/23/21	7.950%	1,655,000	1,679,212
Total			2,769,201
United Arab Emirates 1.4%
Abu Dhabi National Energy Co.(b) Senior Unsecured 12/13/21	5.875%	4,500,000	5,352,331
01/12/23	3.625%	3,000,000	3,042,000
Dolphin Energy Ltd. Senior Secured(b) 12/15/21	5.500%	3,550,000	4,197,141
Total			12,591,472
Uruguay 0.6%
Uruguay Government International Bond Senior Unsecured 03/21/36	7.625%	1,783,939	2,691,072
11/20/45	4.125%	2,500,000	2,432,500
Total			5,123,572
Venezuela 8.9%
Petroleos de Venezuela SA 04/12/17	5.250%	11,647,000	10,103,772
11/02/17	8.500%	13,270,000	12,838,725
11/17/21	9.000%	18,082,629	17,042,878
02/17/22	12.750%	507,800	566,197
Senior Unsecured 10/28/15	5.000%	11,700,500	10,793,711
Venezuela Government International Bond Senior Unsecured 05/07/23	9.000%	25,750,000	24,501,125
10/13/24	8.250%	5,000,000	4,507,500
03/31/38	7.000%	800,000	636,000
Total			80,989,908
Zambia 0.5%
Zambia Government International Bond(b) 09/20/22	5.375%	4,800,000	4,697,084
Total Foreign Government Obligations (Cost: $631,766,823)			700,169,356

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Money Market Funds 5.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.126%(f)(g)	52,526,380	52,526,380
Total Money Market Funds (Cost: $52,526,380)		52,526,380
Total Investments (Cost: $815,547,157)		897,963,389
Other Assets & Liabilities, Net		8,123,406
Net Assets		906,086,795

Investments in Derivatives

Credit Default Swap Contracts Outstanding at April 30, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	CDX Emerging Markets Index	June 20, 2013	2.650	2,000,000	3,570	(11,294)	(19,433)	—	(27,158)
Total								—	(27,158)

Credit Default Swap Contracts Outstanding at April 30, 2013
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Merril Lynch Intl	CDX Emerging Markets Index	June 20, 2013	2.650	2,000,000	(3,570)	—	19,433	15,864	—
Total								15,864	—

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup	May 21, 2013	2,876,519 (USD)	89,267,000 (RUB)	—	(18,711)
Deutsche Bank	May 31, 2013	6,019,256 (USD)	18,443,000 (MYR)	32,921	—
Morgan Stanley	June 5, 2013	82,265,000 (CZK)	4,159,609 (USD)	—	(41,143)
Goldman Sachs	June 14, 2013	4,232,819 (USD)	13,421,000 (PLN)	260	—
Total				33,181	(59,854)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $449,011,709 or 49.56% of net assets.

(c)  Variable rate security.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Zero coupon bond.

(f)  The rate shown is the seven-day current annualized yield at April 30, 2013.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,572,908	165,080,636	(150,127,164)	52,526,380	31,071	52,526,380

Currency Legend

BRL  Brazilian Real

COP  Colombian Peso

CZK  Czech Koruna

IDR  Indonesian Rupiah

MXN  Mexican Peso

MYR  Malaysia Ringgits

PEN  Peru Nuevos Soles

PLN  Polish Zloty

RON  Romania, New Lei

RUB  Russian Rouble

USD  US Dollar

UYU  Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

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12

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	12,614,849	2,614,075	15,228,924
All Other Industries	—	76,449,190	—	76,449,190
Inflation-Indexed Bonds	—	53,589,539	—	53,589,539
Foreign Government Obligations	—	700,169,356	—	700,169,356
Total Bonds	—	842,822,934	2,614,075	845,437,009
Other
Money Market Funds	52,526,380	—	—	52,526,380
Total Other	52,526,380	—	—	52,526,380

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	52,526,380	842,822,934	2,614,075	897,963,389
Derivatives
Assets
Swap Contracts	—	15,864	—	15,864
Forward Foreign Currency Exchange Contracts	—	33,181	—	33,181
Liabilities
Swap Contracts	—	(27,158)	—	(27,158)
Forward Foreign Currency Exchange Contracts	—	(59,854)	—	(59,854)
Total	52,526,380	842,784,967	2,614,075	897,925,422

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2012	2,641,714	5,045,034	7,686,748
Accrued discounts/premiums	367	—	367
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(28,006)	—	(28,006)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(5,045,034)	(5,045,034)
Balance as of April 30, 2013	2,614,075	—	2,614,075

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $(28,006).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end, April 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Emerging Markets Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $763,020,777)	$845,437,009
Affiliated issuers (identified cost $52,526,380)	52,526,380
Total investments (identified cost $815,547,157)	897,963,389
Cash	146,359
Foreign currency (identified cost $0)	824,413
Unrealized appreciation on forward foreign currency exchange contracts	33,181
Unrealized appreciation on swap contracts	15,864
Premiums paid on outstanding swap contracts	11,294
Receivable for:
Capital shares sold	1,799,442
Dividends	6,136
Interest	12,780,709
Reclaims	394,146
Prepaid expenses	1,243
Total assets	913,976,176
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	59,854
Unrealized depreciation on swap contracts	27,158
Payable for:
Investments purchased	4,477,290
Investments purchased on a delayed delivery basis	2,007,500
Capital shares purchased	867,632
Investment management fees	13,060
Distribution and/or service fees	4,780
Foreign capital gains taxes deferred	290,005
Transfer agent fees	87,851
Administration fees	1,677
Compensation of board members	16,311
Other expenses	36,263
Total liabilities	7,889,381
Net assets applicable to outstanding capital stock	$906,086,795
Represented by
Paid-in capital	$819,456,659
Undistributed net investment income	267,676
Accumulated net realized gain	4,222,835
Unrealized appreciation (depreciation) on:
Investments	82,416,232
Foreign currency translations	51,365
Forward foreign currency exchange contracts	(26,673)
Swap contracts	(11,294)
Foreign capital gains tax	(290,005)
Total — representing net assets applicable to outstanding capital stock	$906,086,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Emerging Markets Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$353,547,397
Shares outstanding	27,805,501
Net asset value per share	$12.72
Maximum offering price per share(a)	$13.35
Class B
Net assets	$3,097,701
Shares outstanding	243,667
Net asset value per share	$12.71
Class C
Net assets	$66,067,071
Shares outstanding	5,218,825
Net asset value per share	$12.66
Class I
Net assets	$192,023,377
Shares outstanding	15,100,087
Net asset value per share	$12.72
Class K
Net assets	$70,885
Shares outstanding	5,580
Net asset value per share	$12.70
Class R
Net assets	$3,010,747
Shares outstanding	236,843
Net asset value per share	$12.71
Class R4
Net assets	$103,470
Shares outstanding	8,134
Net asset value per share	$12.72
Class R5
Net assets	$13,919,915
Shares outstanding	1,094,960
Net asset value per share	$12.71
Class W
Net assets	$63,770,567
Shares outstanding	5,021,228
Net asset value per share	$12.70
Class Y
Net assets	$9,478,447
Shares outstanding	745,361
Net asset value per share	$12.72
Class Z
Net assets	$200,997,218
Shares outstanding	15,805,370
Net asset value per share	$12.72

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Emerging Markets Bond Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$31,071
Interest	24,580,262
Income from securities lending — net	186
Total income	24,611,519
Expenses:
Investment management fees	2,121,213
Distribution and/or service fees
Class A	398,988
Class B	15,119
Class C	277,614
Class R	6,953
Class W	80,029
Transfer agent fees
Class A	327,483
Class B	3,101
Class C	57,067
Class K	18
Class R	2,855
Class R4(a)	16
Class R5(b)	803
Class W	65,646
Class Z	189,957
Administration fees	273,479
Plan administration fees
Class K	89
Compensation of board members	14,934
Custodian fees	25,920
Printing and postage fees	49,676
Registration fees	120,024
Professional fees	19,041
Other	9,841
Total expenses	4,059,866
Net investment income	20,551,653
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,843,927
Foreign currency translations	30,677
Forward foreign currency exchange contracts	276,054
Futures contracts	(370,211)
Swap contracts	(40,886)
Net realized gain	4,739,561
Net change in unrealized appreciation (depreciation) on:
Investments	12,882,465
Foreign currency translations	75,094
Forward foreign currency exchange contracts	(79,607)
Futures contracts	89,194
Swap contracts	40,887
Foreign capital gains tax	9,917
Net change in unrealized appreciation (depreciation)	13,017,950
Net realized and unrealized gain	17,757,511
Net increase in net assets resulting from operations	$38,309,164

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$20,551,653	$31,268,480
Net realized gain	4,739,561	6,647,217
Net change in unrealized appreciation (depreciation)	13,017,950	47,941,485
Net increase in net assets resulting from operations	38,309,164	85,857,182
Distributions to shareholders
Net investment income
Class A	(8,005,435)	(10,973,703)
Class B	(63,508)	(133,350)
Class C	(1,201,745)	(1,527,054)
Class I	(4,541,725)	(9,599,340)
Class K	(1,821)	(3,693)
Class R	(65,495)	(103,674)
Class R4(a)	(445)	—
Class R5(b)	(110,156)	—
Class W	(1,588,642)	(3,463,410)
Class Y(b)	(122,967)	—
Class Z	(4,835,468)	(4,222,442)
Net realized gains
Class A	(2,009,049)	—
Class B	(19,613)	—
Class C	(329,244)	—
Class I	(1,059,820)	—
Class K	(478)	—
Class R	(18,848)	—
Class R5(b)	(16)	—
Class W	(432,474)	—
Class Y(b)	(16)	—
Class Z	(1,141,006)	—
Total distributions to shareholders	(25,547,971)	(30,026,666)
Increase (decrease) in net assets from capital stock activity	184,768,777	217,536,796
Total increase in net assets	197,529,970	273,367,312
Net assets at beginning of period	708,556,825	435,189,513
Net assets at end of period	$906,086,795	$708,556,825
Undistributed net investment income	$267,676	$253,430

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	10,915,866	137,927,933	16,034,941	189,932,122
Distributions reinvested	744,637	9,381,429	834,942	9,819,371
Redemptions	(6,625,078)	(83,546,050)	(8,397,743)	(97,519,115)
Net increase	5,035,425	63,763,312	8,472,140	102,232,378
Class B shares
Subscriptions	35,296	445,077	66,815	785,730
Distributions reinvested	6,439	81,112	10,982	128,128
Redemptions(a)	(30,599)	(386,954)	(96,697)	(1,134,968)
Net increase (decrease)	11,136	139,235	(18,900)	(221,110)
Class C shares
Subscriptions	1,910,010	24,034,826	2,479,112	29,021,492
Distributions reinvested	97,801	1,226,988	96,440	1,130,335
Redemptions	(480,037)	(6,035,354)	(643,797)	(7,558,321)
Net increase	1,527,774	19,226,460	1,931,755	22,593,506
Class I shares
Subscriptions	2,043,937	25,793,466	2,001,642	22,727,425
Distributions reinvested	444,583	5,601,123	822,017	9,598,391
Redemptions	(458,423)	(5,784,615)	(2,678,367)	(31,536,595)
Net increase	2,030,097	25,609,974	145,292	789,221
Class K shares
Subscriptions	39	496	99	1,139
Distributions reinvested	151	1,897	260	3,040
Redemptions	(402)	(5,061)	(50)	(591)
Net increase (decrease)	(212)	(2,668)	309	3,588
Class R shares
Subscriptions	70,979	894,630	289,127	3,322,322
Distributions reinvested	1,646	20,738	2,072	24,509
Redemptions	(65,893)	(833,473)	(61,088)	(728,542)
Net increase	6,732	81,895	230,111	2,618,289
Class R4 shares(b)
Subscriptions	8,101	101,789	—	—
Distributions reinvested	33	424	—	—
Net increase	8,134	102,213	—	—
Class R5 shares(c)
Subscriptions	1,995,951	25,182,268	—	—
Distributions reinvested	8,703	109,658	—	—
Redemptions	(909,694)	(11,437,362)	—	—
Net increase	1,094,960	13,854,564	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	786,710	9,912,263	1,531,707	17,974,519
Distributions reinvested	160,566	2,020,924	297,185	3,463,103
Redemptions	(1,025,324)	(12,907,949)	(2,730,250)	(32,261,417)
Net decrease	(78,048)	(974,762)	(901,358)	(10,823,795)
Class Y shares(c)
Subscriptions	736,069	9,296,131	—	—
Distributions reinvested	9,292	116,789	—	—
Net increase	745,361	9,412,920	—	—
Class Z shares
Subscriptions	8,071,099	101,846,712	11,411,803	135,278,924
Distributions reinvested	326,388	4,112,395	246,170	2,902,633
Redemptions	(4,157,655)	(52,403,473)	(3,255,736)	(37,836,838)
Net increase	4,239,832	53,555,634	8,402,237	100,344,719
Total net increase	14,621,191	184,768,777	18,261,586	217,536,796

(a) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(b) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(c) Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012	2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.51		$11.33	$11.69		$10.35	$7.05	$10.57
Income from investment operations:
Net investment income	0.31		0.65	0.68		0.76	0.53	0.61
Net realized and unrealized gain (loss)	0.29		1.16	(0.29)		1.32	3.22	(3.43)
Total from investment operations	0.60		1.81	0.39		2.08	3.75	(2.82)
Less distributions to shareholders:
Net investment income	(0.31)		(0.63)	(0.75)		(0.74)	(0.45)	(0.61)
Net realized gains	(0.08)		—	—		—	—	(0.09)
Total distributions to shareholders	(0.39)		(0.63)	(0.75)		(0.74)	(0.45)	(0.70)
Net asset value, end of period	$12.72		$12.51	$11.33		$11.69	$10.35	$7.05
Total return	4.89%		16.51%	3.58%		20.75%	54.87%	(28.44%)
Ratios to average net assets(a)
Total gross expenses	1.11	%(b)	1.16%	1.35%		1.37%	1.37%	1.41%
Total net expenses(c)	1.11	%(b)	1.16%	1.28	%(d)	1.31%	1.27%	1.40%
Net investment income	5.01	%(b)	5.54%	5.91%		6.93%	5.85%	6.31%
Supplemental data
Net assets, end of period (in thousands)	$353,547		$284,818	$162,047		$76,725	$32,726	$9,671
Portfolio turnover	6%		21%	24%		38%	62%	82%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012	2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.51		$11.32	$11.67		$10.34	$7.05	$10.55
Income from investment operations:
Net investment income	0.27		0.57	0.60		0.67	0.46	0.55
Net realized and unrealized gain (loss)	0.28		1.16	(0.30)		1.31	3.22	(3.42)
Total from investment operations	0.55		1.73	0.30		1.98	3.68	(2.87)
Less distributions to shareholders:
Net investment income	(0.27)		(0.54)	(0.65)		(0.65)	(0.39)	(0.54)
Net realized gains	(0.08)		—	—		—	—	(0.09)
Total distributions to shareholders	(0.35)		(0.54)	(0.65)		(0.65)	(0.39)	(0.63)
Net asset value, end of period	$12.71		$12.51	$11.32		$11.67	$10.34	$7.05
Total return	4.42%		15.73%	2.77%		19.76%	53.60%	(28.85%)
Ratios to average net assets(a)
Total gross expenses	1.86	%(b)	1.90%	2.22%		2.13%	2.15%	2.19%
Total net expenses(c)	1.86	%(b)	1.90%	2.04	%(d)	2.08%	2.04%	2.17%
Net investment income	4.25	%(b)	4.87%	5.27%		6.20%	5.28%	5.61%
Supplemental data
Net assets, end of period (in thousands)	$3,098		$2,908	$2,846		$3,569	$2,420	$1,178
Portfolio turnover	6%		21%	24%		38%	62%	82%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012	2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.46		$11.30	$11.65		$10.32	$7.04	$10.54
Income from investment operations:
Net investment income	0.27		0.56	0.58		0.67	0.45	0.55
Net realized and unrealized gain (loss)	0.28		1.15	(0.26)		1.32	3.22	(3.42)
Total from investment operations	0.55		1.71	0.32		1.99	3.67	(2.87)
Less distributions to shareholders:
Net investment income	(0.27)		(0.55)	(0.67)		(0.66)	(0.39)	(0.54)
Net realized gains	(0.08)		—	—		—	—	(0.09)
Total distributions to shareholders	(0.35)		(0.55)	(0.67)		(0.66)	(0.39)	(0.63)
Net asset value, end of period	$12.66		$12.46	$11.30		$11.65	$10.32	$7.04
Total return	4.46%		15.55%	2.96%		19.87%	53.57%	(28.88%)
Ratios to average net assets(a)
Total gross expenses	1.86	%(b)	1.91%	2.03%		2.14%	2.13%	2.18%
Total net expenses(c)	1.86	%(b)	1.91%	2.02	%(d)	2.06%	2.03%	2.16%
Net investment income	4.27	%(b)	4.78%	5.11%		6.14%	5.06%	5.64%
Supplemental data
Net assets, end of period (in thousands)	$66,067		$45,979	$19,877		$3,622	$722	$191
Portfolio turnover	6%		21%	24%		38%	62%	82%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.51		$11.34	$11.69	$10.35	$7.05	$10.57
Income from investment operations:
Net investment income	0.34		0.72	0.73	0.77	0.57	0.69
Net realized and unrealized gain (loss)	0.29		1.14	(0.27)	1.35	3.22	(3.46)
Total from investment operations	0.63		1.86	0.46	2.12	3.79	(2.77)
Less distributions to shareholders:
Net investment income	(0.34)		(0.69)	(0.81)	(0.78)	(0.49)	(0.66)
Net realized gains	(0.08)		—	—	—	—	(0.09)
Total distributions to shareholders	(0.42)		(0.69)	(0.81)	(0.78)	(0.49)	(0.75)
Net asset value, end of period	$12.72		$12.51	$11.34	$11.69	$10.35	$7.05
Total return	5.13%		16.96%	4.18%	21.19%	55.52%	(28.08%)
Ratios to average net assets(a)
Total gross expenses	0.66	%(b)	0.68%	0.83%	0.92%	0.88%	0.91%
Total net expenses(c)	0.66	%(b)	0.68%	0.83%	0.92%	0.85%	0.91%
Net investment income	5.47	%(b)	6.11%	6.43%	7.13%	6.59%	6.89%
Supplemental data
Net assets, end of period (in thousands)	$192,023		$163,508	$146,569	$78,154	$106,359	$65,282
Portfolio turnover	6%		21%	24%	38%	62%	82%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class K	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.50		$11.31	$11.68	$10.35	$7.05	$10.56
Income from investment operations:
Net investment income	0.32		0.68	0.71	0.72	0.54	0.67
Net realized and unrealized gain (loss)	0.28		1.16	(0.31)	1.35	3.23	(3.43)
Total from investment operations	0.60		1.84	0.40	2.07	3.77	(2.76)
Less distributions to shareholders:
Net investment income	(0.32)		(0.65)	(0.77)	(0.74)	(0.47)	(0.66)
Net realized gains	(0.08)		—	—	—	—	(0.09)
Total distributions to shareholders	(0.40)		(0.65)	(0.77)	(0.74)	(0.47)	(0.75)
Net asset value, end of period	$12.70		$12.50	$11.31	$11.68	$10.35	$7.05
Total return	4.89%		16.87%	3.65%	20.75%	55.14%	(27.98%)
Ratios to average net assets(a)
Total gross expenses	0.95	%(b)	0.98%	1.17%	1.27%	1.18%	1.22%
Total net expenses(c)	0.95	%(b)	0.98%	1.13%	1.22%	1.11%	0.97%
Net investment income	5.15	%(b)	5.78%	6.18%	6.52%	6.31%	6.82%
Supplemental data
Net assets, end of period (in thousands)	$71		$72	$62	$124	$23	$15
Portfolio turnover	6%		21%	24%	38%	62%	82%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class R	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012(a)
Per share data
Net asset value, beginning of period	$12.50		$11.30
Income from investment operations:
Net investment income	0.30		0.58
Net realized and unrealized gain	0.29		1.23
Total from investment operations	0.59		1.81
Less distributions to shareholders:
Net investment income	(0.30)		(0.61)
Net realized gains	(0.08)		—
Total distributions to shareholders	(0.38)		(0.61)
Net asset value, end of period	$12.71		$12.50
Total return	4.76%		16.57%
Ratios to average net assets(b)
Total gross expenses	1.36	%(c)	1.42	%(c)
Total net expenses(d)	1.36	%(c)	1.42	%(c)
Net investment income	4.76	%(c)	5.15	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,011		$2,877
Portfolio turnover	6%		21%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to October 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.57
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.18
Total from investment operations	0.26
Less distributions to shareholders:
Net investment income	(0.11)
Total distributions to shareholders	(0.11)
Net asset value, end of period	$12.72
Total return	2.06%
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)
Total net expenses(d)	0.90	%(c)
Net investment income	5.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$103
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.57
Income from investment operations:
Net investment income	0.32
Net realized and unrealized gain	0.24
Total from investment operations	0.56
Less distributions to shareholders:
Net investment income	(0.34)
Net realized gains	(0.08)
Total distributions to shareholders	(0.42)
Net asset value, end of period	$12.71
Total return	4.51%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)
Total net expenses(d)	0.72	%(c)
Net investment income	5.58	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,920
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class W	(Unaudited)		2012	2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$12.49		$11.31	$11.68		$10.34	$7.05	$10.55
Income from investment operations:
Net investment income	0.31		0.66	0.68		0.75	0.53	0.56
Net realized and unrealized gain (loss)	0.29		1.15	(0.30)		1.32	3.21	(3.36)
Total from investment operations	0.60		1.81	0.38		2.07	3.74	(2.80)
Less distributions to shareholders:
Net investment income	(0.31)		(0.63)	(0.75)		(0.73)	(0.45)	(0.61)
Net realized gains	(0.08)		—	—		—	—	(0.09)
Total distributions to shareholders	(0.39)		(0.63)	(0.75)		(0.73)	(0.45)	(0.70)
Net asset value, end of period	$12.70		$12.49	$11.31		$11.68	$10.34	$7.05
Total return	4.89%		16.53%	3.47%		20.68%	54.69%	(28.29%)
Ratios to average net assets(a)
Total gross expenses	1.11	%(b)	1.15%	1.45%		1.37%	1.33%	1.35%
Total net expenses(c)	1.11	%(b)	1.15%	1.30	%(d)	1.37%	1.30%	1.35%
Net investment income	5.00	%(b)	5.63%	5.96%		6.93%	6.18%	6.08%
Supplemental data
Net assets, end of period (in thousands)	$63,771		$63,707	$67,886		$74,067	$117,037	$104,386
Portfolio turnover	6%		21%	24%		38%	62%	82%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class Y	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.57
Income from investment operations
Net investment income	0.33
Net realized and unrealized gain	0.24
Total from investment operations	0.57
Less distributions to shareholders:
Net investment income	(0.34)
Net realized gains	(0.08)
Total distributions to shareholders	(0.42)
Net asset value, end of period	$12.72
Total return	4.62%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)
Total net expenses(d)	0.66	%(c)
Net investment income	5.60	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,478
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$12.51		$11.35	$11.69		$11.47
Income from investment operations:
Net investment income	0.33		0.68	0.68		0.07
Net realized and unrealized gain (loss)	0.29		1.14	(0.22)		0.24
Total from investment operations	0.62		1.82	0.46		0.31
Less distributions to shareholders:
Net investment income	(0.33)		(0.66)	(0.80)		(0.09)
Net realized gains	(0.08)		—	—		—
Total distributions to shareholders	(0.41)		(0.66)	(0.80)		(0.09)
Net asset value, end of period	$12.72		$12.51	$11.35		$11.69
Total return	5.02%		16.64%	4.16%		2.68%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.91%	0.84%		1.32	%(c)
Total net expenses(d)	0.86	%(c)	0.91%	0.84	%(e)	0.97	%(c)
Net investment income	5.26	%(c)	5.72%	6.03%		7.36	%(c)
Supplemental data
Net assets, end of period (in thousands)	$200,997		$144,687	$35,902		$123
Portfolio turnover	6%		21%	24%		38%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage

Semiannual Report 2013
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Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Semiannual Report 2013
34

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

At April 30, 2013, no collateral had been posted by either the fund or the counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized appreciation on swap contracts	15,864
Credit contracts	Premiums paid on outstanding credit default swap contracts	11,294
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	33,181
Total		60,339
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	27,158
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	59,854
Total		87,012

The effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	(40,886)	(40,886)
Foreign exchange contracts	276,054	—	—	276,054
Interest rate contracts	—	(370,211)	—	(370,211)
Total	276,054	(370,211)	(40,886)	(135,043)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	40,887	40,887
Foreign exchange contracts	(79,607)	—	—	(79,607)
Interest rate contracts	—	89,194	—	89,194
Total	(79,607)	89,194	40,887	50,474

Semiannual Report 2013
35

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended April 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	20
Futures contracts	92

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time,

Semiannual Report 2013
36

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.53% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $1,337.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Beginning November 8, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.20
Class C	0.21
Class K	0.05
Class R	0.21
Class R4	0.22
Class R5	0.05
Class W	0.20
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Semiannual Report 2013
37

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $172,000 and $415,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $462,091 for Class A, $241 for Class B and $3,187 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014		Prior to March 1, 2013
Class A	1.25%		1.28%
Class B	2.00		2.03
Class C	2.00		2.03
Class I	0.83		0.83
Class K	1.13		1.13
Class R	1.50		1.53
Class R4	1.00	*	—
Class R5	0.88		0.88
Class W	1.25		1.28
Class Y	0.83		0.83
Class Z	1.00		1.03

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $815,547,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$85,302,000
Unrealized depreciation	2,886,000
Net unrealized appreciation	$82,416,000

Semiannual Report 2013
38

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $218,992,071 and $49,211,284, respectively, for the six months ended April 30, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds.

The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At April 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 44.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also

Semiannual Report 2013
39

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
40

Columbia Emerging Markets Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Service Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
41

Columbia Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
42

Columbia Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
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Semiannual Report 2013
44

Columbia Emerging Markets Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
45

Columbia Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR141_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia European Equity Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia European Equity Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia European Equity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Approval of Investment Management Services and Subadvisory Agreements	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia European Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia European Equity Fund (the Fund) Class A shares returned 13.78% excluding sales charges for the six months ended April 30, 2013.

>  The Fund outperformed its benchmark, the MSCI Europe Index (Net), which returned 13.04% during the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/26/00
Excluding sales charges		13.78	16.53	2.60	10.10
Including sales charges		7.28	9.90	1.38	9.46
Class B	06/26/00
Excluding sales charges		13.29	15.45	1.78	9.23
Including sales charges		8.29	10.45	1.41	9.23
Class C	06/26/00
Excluding sales charges		13.23	15.61	1.79	9.28
Including sales charges		12.23	14.61	1.79	9.28
Class I*	07/15/04	14.13	17.08	3.18	10.64
Class K	06/26/00	13.90	16.66	2.83	10.38
Class W*	06/18/12	13.59	16.33	2.56	10.08
Class Z*	09/27/10	13.79	16.74	2.78	10.20
MSCI Europe Index (Net)		13.04	18.06	-2.12	8.80

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia European Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2013)
Unilever PLC (United Kingdom)	3.6
Nestlé SA, Registered Shares (Switzerland)	3.5
Allianz SE, Registered Shares (Germany)	2.9
Diageo PLC (United Kingdom)	2.7
Brenntag AG (Germany)	2.7
Novartis AG, Registered Shares (Switzerland)	2.7
Bayer AG, Registered Shares (Germany)	2.6
Swatch Group AG (The), Registered Shares (Switzerland)	2.6
Syngenta AG (Switzerland)	2.5
Fresenius Medical Care AG & Co. KGaA (Germany)	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2013)
Belgium	2.3
Denmark	2.0
Finland	0.9
France	13.3
Germany	22.0
Netherlands	5.0
Norway	0.8
Portugal	0.9
Spain	3.8
Sweden	1.3
Switzerland	17.2
United Kingdom	30.4
United States(a)	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Daniel Ison

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia European Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2013)
Aerospace & Defense	2.3
Airlines	1.2
Auto Components	2.5
Automobiles	0.9
Beverages	5.0
Capital Markets	3.0
Chemicals	7.2
Commercial Banks	3.8
Commercial Services & Supplies	0.8
Diversified Financial Services	1.0
Diversified Telecommunication Services	2.4
Electrical Equipment	1.8
Energy Equipment & Services	1.7
Food Products	7.1
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	1.2
Household Durables	2.4
Household Products	2.7
Insurance	8.5
IT Services	2.4
Machinery	2.2
Media	5.0
Oil, Gas & Consumable Fuels	1.8
Personal Products	1.1
Pharmaceuticals	8.8
Professional Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Software	2.3
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	4.1
Trading Companies & Distributors	4.7
Money Market Funds	0.1
Total	99.3

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
4

Columbia European Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,137.80	1,017.55	7.74	7.30	1.46
Class B	1,000.00	1,000.00	1,132.90	1,013.84	11.69	11.03	2.21
Class C	1,000.00	1,000.00	1,132.30	1,013.84	11.68	11.03	2.21
Class I	1,000.00	1,000.00	1,141.30	1,020.03	5.10	4.81	0.96
Class K	1,000.00	1,000.00	1,139.00	1,018.55	6.68	6.31	1.26
Class W	1,000.00	1,000.00	1,135.90	1,017.41	7.89	7.45	1.49
Class Z	1,000.00	1,000.00	1,137.90	1,018.79	6.41	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
5

Columbia European Equity Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%

Issuer	Shares	Value ($)
Belgium 2.3%
Anheuser-Busch InBev NV	93,432	8,890,024
Denmark 2.0%
Novo Nordisk A/S, Class B	42,827	7,512,182
Finland 0.9%
KONE OYJ, Class B	39,860	3,519,699
France 13.2%
Air Liquide SA	21,298	2,696,013
AtoS	53,228	3,704,713
BNP Paribas SA	99,260	5,530,785
Edenred	91,753	3,054,687
Essilor International SA	35,178	3,958,237
European Aeronautic Defence and Space Co. NV	164,784	8,703,281
Iliad SA	23,529	5,379,261
L'Oreal SA	24,773	4,417,400
Publicis Groupe SA	96,265	6,696,321
Schneider Electric SA	88,699	6,763,426
Total		50,904,124
Germany 19.8%
Allianz SE, Registered Shares	76,377	11,270,518
BASF SE	68,914	6,436,438
Bayer AG, Registered Shares	96,749	10,093,709
Brenntag AG	61,366	10,461,629
Continental AG	40,521	4,811,312
Fresenius Medical Care AG & Co. KGaA	135,269	9,334,671
Kabel Deutschland Holding AG	96,504	9,172,157
Merck KGaA	40,375	6,146,669
SAP AG	111,995	8,895,234
Total		76,622,337
Netherlands 5.0%
Aegon NV	598,313	3,948,411
ASML Holding NV	106,757	7,936,513
ING Groep NV-CVA(a)	474,129	3,891,288
Reed Elsevier NV	221,787	3,598,456
Total		19,374,668
Norway 0.8%
TGS Nopec Geophysical Co., ASA	90,077	3,238,912
Common Stocks (continued)

Issuer	Shares	Value ($)
Portugal 0.7%
Galp Energia SGPS SA	173,328	2,777,978
Spain 3.9%
Amadeus IT Holding SA, Class A	187,353	5,530,556
Banco Bilbao Vizcaya Argentaria SA	435,710	4,228,969
Inditex SA	39,781	5,346,359
Total		15,105,884
Sweden 1.3%
Elekta AB, Class B	320,810	4,919,122
Switzerland 17.1%
Cie Financiere Richemont SA, Class A	72,586	5,862,775
Nestlé SA, Registered Shares	187,922	13,420,113
Novartis AG, Registered Shares	137,455	10,207,860
SGS SA, Registered Shares	1,700	4,108,303
Sika AG	1,506	3,636,234
Swatch Group AG (The), Registered Shares	100,098	10,055,015
Syngenta AG	22,512	9,621,713
UBS AG, Registered Shares	504,948	9,014,989
Total		65,927,002
United Kingdom 30.2%
Ashtead Group PLC	260,569	2,377,934
Barclays PLC	1,073,827	4,771,397
BG Group PLC	252,260	4,249,592
BT Group PLC	918,725	3,941,654
Diageo PLC	343,502	10,479,487
easyJet PLC	255,305	4,429,776
Experian PLC	222,429	3,911,174
GKN PLC	1,159,500	4,949,448
IMI PLC	262,773	5,057,330
Intercontinental Hotels Group PLC	161,847	4,771,667
John Wood Group PLC	282,616	3,402,262
Johnson Matthey PLC	143,103	5,388,286
Legal & General Group PLC	2,546,048	6,703,561
Persimmon PLC	544,195	9,129,512
Prudential PLC	407,776	6,999,277
Reckitt Benckiser Group PLC	86,730	6,326,546
Schroders PLC	71,291	2,585,776
Smith & Nephew PLC	354,582	4,045,551

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia European Equity Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
St. James's Place PLC	469,936	4,044,061
Unilever PLC	321,165	13,898,841
Wolseley PLC	105,753	5,228,759
Total		116,691,891
Total Common Stocks (Cost: $312,065,361)		375,483,823
Preferred Stocks 2.0%
Germany 2.0%
Henkel AG & Co. KGaA	44,709	4,215,775
Volkswagen AG	17,441	3,534,919
Total		7,750,694
Total Preferred Stocks (Cost: $6,412,282)		7,750,694

Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.126%(b)(c)	527,696	527,696
Total Money Market Funds (Cost: $527,696)		527,696
Total Investments (Cost: $319,005,339)		383,762,213
Other Assets & Liabilities, Net		2,795,168
Net Assets		386,557,381

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at April 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,230,027	61,259,055	(64,961,386)	—	527,696	2,107	527,696

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia European Equity Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia European Equity Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	64,393,022	—	64,393,022
Consumer Staples	—	57,432,411	—	57,432,411
Energy	—	13,668,743	—	13,668,743
Financials	—	62,989,032	—	62,989,032
Health Care	—	56,218,000	—	56,218,000
Industrials	—	57,615,998	—	57,615,998
Information Technology	—	26,067,018	—	26,067,018
Materials	—	27,778,684	—	27,778,684
Telecommunication Services	—	9,320,915	—	9,320,915
Preferred Stocks
Consumer Discretionary	—	3,534,919	—	3,534,919
Consumer Staples	—	4,215,775	—	4,215,775
Total Equity Securities	—	383,234,517	—	383,234,517
Other
Money Market Funds	527,696	—	—	527,696
Total Other	527,696	—	—	527,696
Total	527,696	383,234,517	—	383,762,213

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia European Equity Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $318,477,643)	$383,234,517
Affiliated issuers (identified cost $527,696)	527,696
Total investments (identified cost $319,005,339)	383,762,213
Foreign currency (identified cost $567,008)	569,440
Receivable for:
Capital shares sold	52,713
Dividends	1,786,120
Reclaims	709,304
Prepaid expenses	888
Total assets	386,880,678
Liabilities
Payable for:
Capital shares purchased	193,712
Investment management fees	8,365
Distribution and/or service fees	520
Transfer agent fees	13,157
Administration fees	846
Compensation of board members	10,117
Other expenses	96,580
Total liabilities	323,297
Net assets applicable to outstanding capital stock	$386,557,381
Represented by
Paid-in capital	$342,677,632
Undistributed net investment income	2,000,960
Accumulated net realized loss	(22,911,314)
Unrealized appreciation (depreciation) on:
Investments	64,756,874
Foreign currency translations	33,229
Total — representing net assets applicable to outstanding capital stock	$386,557,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia European Equity Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$58,928,771
Shares outstanding	8,893,931
Net asset value per share	$6.63
Maximum offering price per share(a)	$7.03
Class B
Net assets	$1,567,193
Shares outstanding	237,762
Net asset value per share	$6.59
Class C
Net assets	$2,694,662
Shares outstanding	415,222
Net asset value per share	$6.49
Class I
Net assets	$250,512,825
Shares outstanding	37,748,304
Net asset value per share	$6.64
Class K
Net assets	$11,860
Shares outstanding	1,795
Net asset value per share	$6.61
Class W
Net assets	$3,167
Shares outstanding	480
Net asset value per share	$6.60
Class Z
Net assets	$72,838,903
Shares outstanding	11,030,948
Net asset value per share	$6.60

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia European Equity Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,207,791
Dividends — affiliated issuers	2,107
Income from securities lending — net	204
Foreign taxes withheld	(591,044)
Total income	5,619,058
Expenses:
Investment management fees	1,440,715
Distribution and/or service fees
Class A	69,332
Class B	7,656
Class C	12,359
Class W	4
Transfer agent fees
Class A	71,023
Class B	1,958
Class C	3,177
Class K	4
Class W	4
Class Z	83,298
Administration fees	145,523
Plan administration fees
Class K	20
Compensation of board members	10,047
Custodian fees	28,229
Printing and postage fees	24,966
Registration fees	69,470
Professional fees	17,694
Other	6,866
Total expenses	1,992,345
Net investment income	3,626,713
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,142,314
Foreign currency translations	61,415
Net realized gain	8,203,729
Net change in unrealized appreciation (depreciation) on:
Investments	35,969,543
Foreign currency translations	29,925
Net change in unrealized appreciation (depreciation)	35,999,468
Net realized and unrealized gain	44,203,197
Net increase in net assets resulting from operations	$47,829,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia European Equity Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$3,626,713	$6,028,718
Net realized gain (loss)	8,203,729	(200,192)
Net change in unrealized appreciation (depreciation)	35,999,468	26,011,514
Net increase in net assets resulting from operations	47,829,910	31,840,040
Distributions to shareholders
Net investment income
Class A	(841,341)	(146,906)
Class B	(7,782)	—
Class C	(24,712)	—
Class I	(4,821,907)	(2,750,865)
Class K(a)	(321)	(156)
Class W	(54)	—
Class Z	(1,254,063)	(2,120)
Net realized gains
Class A	(225,554)	—
Class B	(6,395)	—
Class C	(9,195)	—
Class I	(972,651)	—
Class K(a)	(75)	—
Class W	(12)	—
Class Z	(258,474)	—
Total distributions to shareholders	(8,422,536)	(2,900,047)
Increase (decrease) in net assets from capital stock activity	(6,434,176)	(58,640,140)
Total increase (decrease) in net assets	32,973,198	(29,700,147)
Net assets at beginning of period	353,584,183	383,284,330
Net assets at end of period	$386,557,381	$353,584,183
Undistributed net investment income	$2,000,960	$5,324,427

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia European Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	903,868	5,702,383	1,015,395	5,676,650
Distributions reinvested	167,217	1,045,109	27,218	140,171
Redemptions	(1,074,702)	(6,736,157)	(3,163,855)	(17,365,536)
Net decrease	(3,617)	11,335	(2,121,242)	(11,548,715)
Class B shares
Subscriptions	22,974	145,880	12,156	68,779
Distributions reinvested	2,231	13,902	—	—
Redemptions(b)	(41,552)	(262,564)	(196,270)	(1,054,046)
Net decrease	(16,347)	(102,782)	(184,114)	(985,267)
Class C shares
Subscriptions	122,414	766,371	198,639	1,125,618
Distributions reinvested	3,290	20,202	—	—
Redemptions	(72,561)	(450,790)	(73,195)	(401,509)
Net increase	53,143	335,783	125,444	724,109
Class I shares
Subscriptions	230,859	1,429,579	18,070,680	101,625,088
Distributions reinvested	927,097	5,794,354	534,136	2,750,802
Redemptions	(3,104,657)	(19,335,277)	(36,955,761)	(211,614,642)
Net decrease	(1,946,701)	(12,111,344)	(18,350,945)	(107,238,752)
Class K shares(c)
Subscriptions	—	—	106	594
Distributions reinvested	51	313	27	136
Redemptions	(1,169)	(7,389)	(2,082)	(11,825)
Net decrease	(1,118)	(7,076)	(1,949)	(11,095)
Class W shares
Subscriptions	—	—	480	2,500
Net increase	—	—	480	2,500
Class Z shares
Subscriptions	943,341	5,923,649	10,229,369	60,852,542
Distributions reinvested	242,971	1,511,281	402	2,066
Redemptions	(320,942)	(1,995,022)	(76,973)	(437,528)
Net increase	865,370	5,439,908	10,152,798	60,417,080
Total net decrease	(1,049,270)	(6,434,176)	(10,379,528)	(58,640,140)

(a) Class W shares are for the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b) Includes conversions of Class B shares to Class A shares, if any.

(c) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia European Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$5.94		$5.47		$5.80		$4.86	$3.88		$6.83
Income from investment operations:
Net investment income	0.05		0.08		0.05		0.03	0.07		0.06
Net realized and unrealized gain (loss)	0.76		0.40		(0.35)		0.98	0.96		(2.96)
Total from investment operations	0.81		0.48		(0.30)		1.01	1.03		(2.90)
Less distributions to shareholders:
Net investment income	(0.09)		(0.01)		(0.03)		(0.07)	(0.06)		(0.05)
Net realized gains	(0.03)		—		—		—	—		—
Total distributions to shareholders	(0.12)		(0.01)		(0.03)		(0.07)	(0.06)		(0.05)
Proceeds from regulatory settlements	—		—		—		—	0.01		—
Net asset value, end of period	$6.63		$5.94		$5.47		$5.80	$4.86		$3.88
Total return	13.78%		8.88%		(5.25%)		21.14%	27.11	%(a)	(42.70%)
Ratios to average net assets(b)(c)
Total gross expenses	1.46	%(e)	1.54	%(d)	1.55%		1.67%	1.93%		1.58%
Total net expenses(f)	1.46	%(e)	1.52	%(d)(g)	1.51	%(g)	1.41%	1.61%		1.58%
Net investment income	1.62	%(e)	1.42%		0.84%		0.63%	1.79%		0.95%
Supplemental data
Net assets, end of period (in thousands)	$58,929		$52,850		$60,295		$69,831	$64,717		$57,916
Portfolio turnover	32%		126%		121%		115%	154%		180%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$5.87		$5.44		$5.78		$4.83		$3.82		$6.73
Income from investment operations:
Net investment income (loss)	0.03		0.04		0.01		(0.00	)(a)	0.05		0.02
Net realized and unrealized gain (loss)	0.75		0.39		(0.35)		0.97		0.95		(2.93)
Total from investment operations	0.78		0.43		(0.34)		0.97		1.00		(2.91)
Less distributions to shareholders:
Net investment income	(0.03)		—		—		(0.02)		—		—
Net realized gains	(0.03)		—		—		—		—		—
Total distributions to shareholders	(0.06)		—		—		(0.02)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.01		—
Net asset value, end of period	$6.59		$5.87		$5.44		$5.78		$4.83		$3.82
Total return	13.29%		7.90%		(5.88%)		20.10%		26.44	%(b)	(43.24%)
Ratios to average net assets(c)(d)
Total gross expenses	2.21	%(f)	2.28	%(e)	2.30%		2.41%		2.74%		2.32%
Total net expenses(g)	2.21	%(f)	2.27	%(e)(h)	2.26	%(h)	2.16%		2.40%		2.32%
Net investment income (loss)	0.82	%(f)	0.78%		0.15%		(0.06%)		1.22%		0.28%
Supplemental data
Net assets, end of period (in thousands)	$1,567		$1,492		$2,382		$4,051		$6,124		$10,080
Portfolio turnover	32%		126%		121%		115%		154%		180%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$5.82		$5.39		$5.72		$4.81	$3.81		$6.71
Income from investment operations:
Net investment income (loss)	0.03		0.04		0.01		(0.01)	0.04		0.01
Net realized and unrealized gain (loss)	0.73		0.39		(0.34)		0.96	0.95		(2.90)
Total from investment operations	0.76		0.43		(0.33)		0.95	0.99		(2.89)
Less distributions to shareholders:
Net investment income	(0.06)		—		—		(0.04)	(0.00	)(a)	(0.01)
Net realized gains	(0.03)		—		—		—	—		—
Total distributions to shareholders	(0.09)		—		—		(0.04)	(0.00	)(a)	(0.01)
Proceeds from regulatory settlements	—		—		—		—	0.01		—
Net asset value, end of period	$6.49		$5.82		$5.39		$5.72	$4.81		$3.81
Total return	13.23%		7.98%		(5.77%)		19.96%	26.39	%(b)	(43.10%)
Ratios to average net assets(c)(d)
Total gross expenses	2.21	%(f)	2.31	%(e)	2.29%		2.43%	2.69%		2.33%
Total net expenses(g)	2.21	%(f)	2.27	%(e)(h)	2.26	%(h)	2.17%	2.37%		2.33%
Net investment income (loss)	0.91	%(f)	0.72%		0.11%		(0.10%)	1.07%		0.25%
Supplemental data
Net assets, end of period (in thousands)	$2,695		$2,106		$1,274		$1,406	$1,157		$954
Portfolio turnover	32%		126%		121%		115%	154%		180%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$5.96		$5.50		$5.80	$4.86	$3.89		$6.84
Income from investment operations:
Net investment income	0.07		0.10		0.11	0.05	0.09		0.09
Net realized and unrealized gain (loss)	0.76		0.41		(0.36)	0.98	0.95		(2.96)
Total from investment operations	0.83		0.51		(0.25)	1.03	1.04		(2.87)
Less distributions to shareholders:
Net investment income	(0.12)		(0.05)		(0.05)	(0.09)	(0.08)		(0.08)
Net realized gains	(0.03)		—		—	—	—		—
Total distributions to shareholders	(0.15)		(0.05)		(0.05)	(0.09)	(0.08)		(0.08)
Proceeds from regulatory settlements	—		—		—	—	0.01		—
Net asset value, end of period	$6.64		$5.96		$5.50	$5.80	$4.86		$3.89
Total return	14.13%		9.36%		(4.36%)	21.61%	27.78	%(a)	(42.38%)
Ratios to average net assets(b)(c)
Total gross expenses	0.96	%(e)	0.97	%(d)	1.00%	1.14%	1.31%		1.08%
Total net expenses(f)	0.96	%(e)	0.97	%(d)	1.00%	0.96%	1.16%		1.08%
Net investment income	2.11	%(e)	1.86%		1.83%	1.07%	2.27%		1.50%
Supplemental data
Net assets, end of period (in thousands)	$250,513		$236,735		$319,236	$8	$6		$5
Portfolio turnover	32%		126%		121%	115%	154%		180%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class K(a)	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$5.93		$5.47		$5.79	$4.86	$3.90		$6.84
Income from investment operations:
Net investment income	0.05		0.08		0.06	0.04	0.07		0.08
Net realized and unrealized gain (loss)	0.77		0.41		(0.34)	0.97	0.97		(2.94)
Total from investment operations	0.82		0.49		(0.28)	1.01	1.04		(2.86)
Less distributions to shareholders:
Net investment income	(0.11)		(0.03)		(0.04)	(0.08)	(0.09)		(0.08)
Net realized gains	(0.03)		—		—	—	—		—
Total distributions to shareholders	(0.14)		(0.03)		(0.04)	(0.08)	(0.09)		(0.08)
Proceeds from regulatory settlements	—		—		—	—	0.01		—
Net asset value, end of period	$6.61		$5.93		$5.47	$5.79	$4.86		$3.90
Total return	13.90%		9.08%		(4.93%)	21.08%	27.57	%(b)	(42.29%)
Ratios to average net assets(c)(d)
Total gross expenses	1.26	%(f)	1.27	%(e)	1.32%	1.49%	1.58%		1.36%
Total net expenses(g)	1.26	%(f)	1.27	%(e)	1.26%	1.27%	1.39%		1.11%
Net investment income	1.48	%(f)	1.43%		1.08%	0.79%	1.79%		1.35%
Supplemental data
Net assets, end of period (in thousands)	$12		$17		$27	$25	$18		$13
Portfolio turnover	32%		126%		121%	115%	154%		180%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class W	(Unaudited)		2012(a)
Per share data
Net asset value, beginning of period	$5.94		$5.21
Income from investment operations:
Net investment income	0.05		0.00	(b)
Net realized and unrealized gain	0.75		0.73
Total from investment operations	0.80		0.73
Less distributions to shareholders:
Net investment income	(0.11)		—
Net realized gains	(0.03)		—
Total distributions to shareholders	(0.14)		—
Net asset value, end of period	$6.60		$5.94
Total return	13.59%		14.01%
Ratios to average net assets(c)(d)
Total gross expenses	1.49	%(e)	1.64	%(e)
Total net expenses	1.49	%(e)	1.52	%(e)
Net investment income	1.59	%(e)	0.11	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	32%		126%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$5.94		$5.49		$5.80		$5.52
Income from investment operations:
Net investment income	0.06		0.02		0.10		0.00	(b)
Net realized and unrealized gain (loss)	0.75		0.47		(0.36)		0.28
Total from investment operations	0.81		0.49		(0.26)		0.28
Less distributions to shareholders:
Net investment income	(0.12)		(0.04)		(0.05)		—
Net realized gains	(0.03)		—		—		—
Total distributions to shareholders	(0.15)		(0.04)		(0.05)		—
Net asset value, end of period	$6.60		$5.94		$5.49		$5.80
Total return	13.79%		9.09%		(4.57%)		5.07%
Ratios to average net assets(c)(d)
Total gross expenses	1.21	%(e)	1.49	%(f)	1.24%		1.96	%(e)
Total net expenses(g)	1.21	%(e)	1.27	%(f)(h)	1.24	%(h)	1.27	%(e)
Net investment income	1.93	%(e)	0.34%		1.72%		0.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$72,839		$60,380		$70		$3
Portfolio turnover	32%		126%		121%		115%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia European Equity Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia European Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Semiannual Report 2013
22

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2013
23

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $886.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives

Semiannual Report 2013
24

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.26
Class C	0.26
Class K	0.05
Class W	0.27
Class Z	0.26

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $127,000 and $48,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $43,700 for Class A and $10 for Class B shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014	Prior to March 1, 2013
Class A	1.51%	1.52%
Class B	2.26	2.27
Class C	2.26	2.27
Class I	1.09	1.07
Class K	1.39	1.37
Class W	1.51	1.52
Class Z	1.26	1.27

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage

Semiannual Report 2013
25

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $319,005,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$66,412,000
Unrealized depreciation	(1,655,000)
Net unrealized appreciation	$64,757,000

The following capital loss carryforward, determined as of October 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	4,272,956
2017	18,724,480
Unlimited short-term	3,925,293
Total	26,922,729

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $115,166,560 and $127,150,276, respectively, for the six months ended April 30, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six month ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

At April 30, 2013, the Fund did not have any securities on loan.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

Affiliated shareholder accounts owned 83.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency

Semiannual Report 2013
26

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.The Fund had no borrowings during the six months ended April 30, 2013.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors' debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
27

Columbia European Equity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia European Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

Semiannual Report 2013
28

Columbia European Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Service Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment, noting that appropriate steps are contemplated (such as the "global asset management initiative") in seeking to improve performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or

Semiannual Report 2013
29

Columbia European Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
30

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Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia European Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia European Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR147_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Global Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Global Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Global Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	7
Statement of Assets and Liabilities	25
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	39
Approval of Investment Management Services Agreement	47
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Global Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Global Bond Fund (the Fund) Class A shares returned -0.18% excluding sales charges for the six months ended April 30, 2013.

>  The Fund outperformed its benchmark, the Barclays Global Aggregate Bond Index which returned -1.07% during the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	03/20/89
Excluding sales charges		-0.18	2.68	4.69	5.36
Including sales charges		-4.92	-2.18	3.67	4.85
Class B	03/20/95
Excluding sales charges		-0.65	1.87	3.91	4.55
Including sales charges		-5.32	-2.92	3.58	4.55
Class C	06/26/00
Excluding sales charges		-0.50	1.91	3.92	4.56
Including sales charges		-1.43	0.96	3.92	4.56
Class I*	03/04/04	-0.10	3.09	5.13	5.77
Class K	03/20/95	-0.25	2.83	4.86	5.55
Class R*	03/15/10	-0.29	2.43	4.36	5.01
Class W*	12/01/06	-0.47	2.53	4.62	5.32
Class Y*	11/08/12	-0.10	2.76	4.70	5.36
Class Z*	09/27/10	-0.06	2.94	4.84	5.43
Barclays Global Aggregate Bond Index		-1.07	1.46	4.34	5.48

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Barclays Global Aggregate Bond Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	33.8
AA rating	19.3
A rating	13.3
BBB rating	23.2
BB rating	3.3
B rating	3.3
Non-investment grade	—	(a)
Non rated	3.8
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Nicholas Pifer, CFA

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at April 30, 2013)
Argentina	0.3
Australia	1.7
Belgium	0.5
Bermuda	0.6
Brazil	2.6
Canada	5.0
Cayman Islands	0.0	(a)
Colombia	0.4
Czech Republic	0.2
Denmark	0.5
Finland	1.9
France	0.8
Germany	7.2
Greece	0.0	(a)
Indonesia	2.1
Israel	0.0	(a)
Japan	6.1
Kazakhstan	0.2
Lithuania	0.5
Luxembourg	0.1
Malaysia	0.6
Mexico	2.2
Netherlands	1.7
New Zealand	1.0
Norway	2.8
Peru	0.1
Philippines	0.2
Poland	3.8
Romania	0.3
Russian Federation	0.6
Singapore	0.0	(a)
South Africa	0.4
South Korea	0.7
Supra-National	0.2
Sweden	1.3
Turkey	0.7
United Kingdom	6.6
United States(b)	45.2
Uruguay	0.2
Venezuela	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Semiannual Report 2013

Columbia Global Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2013

Columbia Global Bond Fund

Understanding Your Fund's Expenses (continued)

(Unaudited)

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	998.20		1,019.24	5.55		5.61	1.12
Class B	1,000.00	1,000.00	993.50		1,015.52	9.24		9.35	1.87
Class C	1,000.00	1,000.00	995.00		1,015.52	9.25		9.35	1.87
Class I	1,000.00	1,000.00	999.00		1,021.47	3.32		3.36	0.67
Class K	1,000.00	1,000.00	997.50		1,019.98	4.80		4.86	0.97
Class R	1,000.00	1,000.00	997.10		1,018.00	6.78		6.85	1.37
Class W	1,000.00	1,000.00	995.30		1,019.19	5.59		5.66	1.13
Class Y	1,000.00	1,000.00	996.20	*	1,021.47	3.15	*	3.36	0.67 *
Class Z	1,000.00	1,000.00	999.40		1,020.53	4.26		4.31	0.86

*For the period November 8, 2012 through April 30, 2013. Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses; subject to applicable exclusions, will not exceed 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.62% for Class I, 0.92% for Class K, 1.32% for Class R, 1.07% for Class W and 0.62% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2013. If this change had been in place for the entire six month period ended April 30, 2013, the actual expenses paid would have been $5.30 for Class A, $9.00 for Class B, $9.00 for Class C, $3.07 for Class I, $4.56 for Class K, $6.54 for Class R, $5.29 for Class W and $2.92 for Class Y; the hypothetical expenses paid would have been $5.36 for Class A, $9.10 for Class B, $9.10 for Class C, $3.11 for Class I, $4.61 for Class K, $6.61 for Class R, $5.36 for Class W and $3.11 for Class Y.

Other share classes may have had expense waiver changes; however, the changes were not considered significant.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 23.8%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Australia 0.3%
Woodside Finance Ltd.(b) 05/10/21	4.600%		605,000	684,574
Belgium —%
Calcipar SA Senior Secured(b) 05/01/18	6.875%		75,000	80,156
Bermuda 0.1%
Bacardi Ltd.(b) 04/01/14	7.450%		245,000	259,702
Canada 1.6%
Bank of Nova Scotia Senior Unsecured 04/25/18	1.450%		940,000	940,989
Bombardier, Inc. Senior Notes(b) 01/15/23	6.125%		20,000	21,600
Cogeco Cable, Inc.(b) 05/01/20	4.875%		7,000	7,131
Inmet Mining Corp.(b) 06/01/20	8.750%		36,000	38,880
06/01/21	7.500%		20,000	20,900
MDC Partners, Inc.(b) 04/01/20	6.750%		31,000	32,240
Petro-Canada Senior Unsecured 05/15/18	6.050%		305,000	368,283
Quebecor Media, Inc. Senior Unsecured(b) 01/15/23	5.750%		18,000	18,765
Toronto-Dominion Bank (The) Senior Unsecured 05/14/15	5.375%	EUR	350,000	506,550
04/30/18	1.400%		360,000	362,117
TransAlta Corp. Senior Unsecured 01/15/15	4.750%		900,000	949,222
Videotron Ltd. 07/15/22	5.000%		16,000	16,480
Total				3,283,157
France 0.2%
France Telecom SA Senior Unsecured 02/21/17	4.750%	EUR	205,000	307,654

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Veolia Environnement SA Senior Unsecured 01/16/17	4.375%	EUR	110,000	161,930
Total				469,584
Germany 0.2%
E.ON International Finance BV 10/02/17	5.500%	EUR	275,000	429,768
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b) 01/15/23	5.500%		20,000	20,625
Total				450,393
Italy —%
Wind Acquisition Finance SA Senior Secured(b) 02/15/18	7.250%		5,000	5,275
Japan —%
Softbank Corp. Senior Unsecured(b) 04/15/20	4.500%		30,000	31,078
Luxembourg 0.1%
Intelsat Jackson Holdings SA 10/15/20	7.250%		162,000	179,820
Wind Acquisition Finance SA Senior Secured(b) 04/30/20	6.500%		15,000	15,713
Total				195,533
Netherlands 1.2%
Allianz Finance II BV 11/23/16	4.000%	EUR	400,000	585,832
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured 07/03/14	6.750%	AUD	300,000	322,994
Deutsche Telekom International Finance BV 01/19/15	4.000%	EUR	275,000	382,740
Heineken NV Senior Unsecured(b) 04/01/22	3.400%		325,000	342,247
ING Groep NV Senior Unsecured 05/31/17	4.750%	EUR	505,000	749,122
NXP BV/Funding LLC(b) 02/15/21	5.750%		30,000	31,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Schaeffler Finance BV(b) Senior Secured 02/15/19	8.500%		25,000	28,563
05/15/21	4.750%		20,000	20,250
Total				2,463,548
Singapore —%
Flextronics International Ltd.(b) 02/15/20	4.625%		27,000	27,608
02/15/23	5.000%		21,000	21,420
Total				49,028
Supra-National 0.2%
Council of Europe Development Bank Senior Unsecured 09/16/14	5.750%	AUD	425,000	455,020
United Kingdom 0.8%
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%		670,000	678,303
Diageo Capital PLC 04/29/23	2.625%		315,000	316,083
HSBC Holdings PLC Senior Unsecured 03/30/22	4.000%		275,000	304,627
Jaguar Land Rover Automotive PLC(b) 02/01/23	5.625%		45,000	47,025
SABMiller PLC Senior Unsecured(b) 07/15/18	6.500%		225,000	279,042
Total				1,625,080
United States 19.1%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%		70,000	69,825
AES Corp. (The) Senior Unsecured 07/01/21	7.375%		56,000	66,640
AMC Entertainment, Inc. 06/01/19	8.750%		28,000	30,835
AMC Networks, Inc. 07/15/21	7.750%		60,000	68,700
12/15/22	4.750%		21,000	21,578
ARAMARK Corp.(b) 03/15/20	5.750%		24,000	25,140
AT&T, Inc. Senior Unsecured(b) 06/15/45	4.350%		770,000	754,894
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	23,000	23,748
Actuant Corp. 06/15/22	5.625%	36,000	37,530
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	215,000	214,194
Air Lease Corp. 03/01/20	4.750%	55,000	56,925
Alliance Data Systems Corp.(b) 12/01/17	5.250%	25,000	26,063
04/01/20	6.375%	33,000	35,640
Ally Financial, Inc. 09/15/20	7.500%	111,000	137,085
Alpha Natural Resources, Inc. 04/15/18	9.750%	46,000	49,910
American Axle & Manufacturing, Inc. 03/15/21	6.250%	13,000	13,699
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b) 04/15/21	5.625%	12,000	12,480
Amkor Technology, Inc. Senior Unsecured 06/01/21	6.625%	19,000	19,618
Amsurg Corp.(b) 11/30/20	5.625%	15,000	15,825
Antero Resources Finance Corp. 08/01/19	7.250%	19,000	20,615
Apex Tool Group LLC(b) 02/01/21	7.000%	9,000	9,675
Appalachian Power Co. Senior Unsecured 03/30/21	4.600%	370,000	425,577
Apple, Inc. Senior Unsecured(c) 05/04/43	3.850%	220,000	218,720
Arch Coal, Inc.(b) 06/15/19	9.875%	20,000	20,800
Ashland, Inc.(b) 08/15/22	4.750%	22,000	22,990
08/15/22	4.750%	6,000	6,270
Ashtead Capital, Inc. Secured(b) 07/15/22	6.500%	9,000	9,923
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	112,000	122,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AutoNation, Inc. 02/01/20	5.500%	19,000	20,805
Avis Budget Car Rental LLC/Finance, Inc. 03/15/20	9.750%	22,000	26,153
B/E Aerospace, Inc. Senior Unsecured 04/01/22	5.250%	58,000	61,625
Ball Corp. 09/15/20	6.750%	44,000	48,565
Bank of America Corp. Senior Unsecured 01/11/23	3.300%	345,000	349,426
Burlington Northern Santa Fe LLC Senior Unsecured 06/01/41	5.400%	115,000	135,883
03/15/43	4.450%	335,000	351,834
CBRE Services, Inc. 03/15/23	5.000%	9,000	9,214
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	41,000	45,100
CCO Holdings LLC/Capital Corp.(b) 03/15/21	5.250%	50,000	51,000
CHS/Community Health Systems, Inc. 11/15/19	8.000%	30,000	34,013
07/15/20	7.125%	15,000	16,763
Senior Secured 08/15/18	5.125%	43,000	46,010
CIT Group, Inc. Senior Unsecured 05/15/20	5.375%	65,000	73,287
CIT Group, Inc.(b) Senior Secured 04/01/18 6.625% 70,000 81,550 Senior Unsecured 02/15/19	5.500%	43,000	48,590
CMS Energy Corp. Senior Unsecured 12/15/15	6.875%	320,000	364,339
03/31/43	4.700%	110,000	114,479
CNH Capital LLC 11/01/16	6.250%	109,000	120,717
CONSOL Energy, Inc. 03/01/21	6.375%	25,000	26,125
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	89,000	101,460
CSX Corp. Senior Unsecured 03/15/18	6.250%	1,000,000	1,218,009
03/15/44	4.100%	30,000	29,472

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Calpine Corp. Senior Secured(b) 02/15/21	7.500%		41,000	46,227
Cardinal Health, Inc. Senior Unsecured 12/15/20	4.625%		380,000	432,148
Cardtronics, Inc. 09/01/18	8.250%		90,000	98,550
Carolina Power & Light Co. 1st Mortgage 05/15/42	4.100%		100,000	104,310
Carrizo Oil & Gas, Inc. 10/15/18	8.625%		40,000	44,300
Case New Holland, Inc. 12/01/17	7.875%		65,000	77,350
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.(b) 03/15/21	5.250%		15,000	15,338
Celanese U.S. Holdings LLC 06/15/21	5.875%		69,000	77,280
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b) 09/15/20	6.375%		49,000	52,185
Chesapeake Energy Corp. 08/15/20	6.625%		132,000	149,490
Choice Hotels International, Inc. 07/01/22	5.750%		14,000	15,680
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/21	8.250%		26,000	29,835
Cimarex Energy Co. 05/01/22	5.875%		17,000	18,530
Cinemark USA, Inc.(b) 12/15/22	5.125%		14,000	14,490
Citigroup, Inc. Senior Unsecured 08/02/19	5.000%	EUR	195,000	307,237
Clean Harbors, Inc. 08/01/20	5.250%		33,000	34,898
Clean Harbors, Inc.(b) 06/01/21	5.125%		75,000	78,375
Clear Channel Worldwide Holdings, Inc.(b) 11/15/22	6.500%		22,000	23,375
11/15/22	6.500%		60,000	64,350
Cleveland Electric Illuminating Co. (The) 1st Mortgage 11/15/18	8.875%		750,000	1,002,154

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	265,000	269,122
Colorado Interstate Gas Co. LLC Senior Unsecured 11/15/15	6.800%	1,620,000	1,856,170
Comstock Resources, Inc. 06/15/20	9.500%	37,000	41,625
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	630,000	646,655
Concho Resources, Inc. 01/15/21	7.000%	109,000	122,625
Constellation Brands Inc.(c) Senior Unsecured 05/01/21	3.750%	9,000	9,000
05/01/23	4.250%	15,000	15,000
Continental Resources, Inc. 10/01/20	7.375%	10,000	11,550
04/01/21	7.125%	29,000	33,495
09/15/22	5.000%	139,000	151,162
Corrections Corp. of America(b) 04/01/20	4.125%	15,000	15,488
05/01/23	4.625%	15,000	15,638
Cott Beverages, Inc. 09/01/18	8.125%	34,000	37,315
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	39,000	40,852
CyrusOne LLP/Finance Corp.(b) 11/15/22	6.375%	25,000	26,625
DISH DBS Corp. 06/01/21	6.750%	81,000	87,480
07/15/22	5.875%	34,000	34,680
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	31,000	33,015
DigitalGlobe, Inc.(b) 02/01/21	5.250%	14,000	14,140
Dow Chemical Co. (The) Senior Unsecured 11/15/22	3.000%	590,000	590,239
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	28,000	30,100
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b) 12/15/17	8.125%	19,000	20,235

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22 7.750% 6,000 6,885 Senior Secured 05/01/19	6.875%		44,000	48,180
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%		28,000	32,620
ERAC U.S.A. Finance LLC(b) 03/15/42	5.625%		480,000	549,561
Eagle Spinco, Inc.(b) 02/15/21	4.625%		18,000	18,900
El Paso LLC Senior Secured 09/15/20	6.500%		168,000	189,630
01/15/32	7.750%		10,000	11,397
Enterprise Products Operating LLC 03/15/44	4.850%		425,000	456,705
Equinix, Inc. Senior Unsecured 07/15/21	7.000%		120,000	136,200
FTI Consulting, Inc.(b) 11/15/22	6.000%		11,000	11,743
First Data Corp. Senior Secured(b) 06/15/19	7.375%		73,000	79,387
Fresenius Medical Care U.S. Finance II, Inc.(b) 01/31/22	5.875%		20,000	22,900
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%		16,000	18,520
Frontier Communications Corp. Senior Unsecured 07/01/21	9.250%		10,000	11,675
04/15/22	8.750%		27,000	30,375
01/15/23	7.125%		37,000	38,295
04/15/24	7.625%		11,000	11,468
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%		383,000	437,719
01/09/23	3.100%		715,000	725,466
General Electric Co. Senior Unsecured 10/09/42	4.125%		355,000	375,848
Gibraltar Industries, Inc.(b) 02/01/21	6.250%		9,000	9,653
Goldman Sachs Group, Inc. (The) Senior Unsecured 05/02/18	6.375%	EUR	350,000	563,937
Graphic Packaging International, Inc. 10/01/18	7.875%		38,000	42,180
04/15/21	4.750%		20,000	20,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc. 09/01/22	7.000%	24,000	26,580
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	45,000	49,275
HCA, Inc. Senior Secured 05/01/23	4.750%	15,000	15,638
HJ Heinz Co. Secured(b) 10/15/20	4.250%	59,000	59,737
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	54,000	60,075
Hologic, Inc. 08/01/20	6.250%	7,000	7,560
Huntington Ingalls Industries, Inc. 03/15/21	7.125%	17,000	18,913
Huntsman International LLC 11/15/20	4.875%	24,000	25,140
Indiana Michigan Power Co. Senior Unsecured 03/15/23	3.200%	360,000	369,358
03/15/37	6.050%	255,000	317,553
Interface, Inc. 12/01/18	7.625%	43,000	46,709
Interline Brands, Inc. 11/15/18	7.500%	129,000	139,320
International Lease Finance Corp. Senior Unsecured 04/15/18	3.875%	6,000	6,090
12/15/20	8.250%	98,000	122,500
04/15/21	4.625%	11,000	11,193
Ipalco Enterprises, Inc. Senior Secured 05/01/18	5.000%	60,000	64,800
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	80,000	92,100
JMC Steel Group, Inc. Senior Notes(b) 03/15/18	8.250%	42,000	43,942
KB Home 03/15/20	8.000%	13,000	15,308
09/15/22	7.500%	11,000	12,595
Kinder Morgan Energy Partners LP Senior Unsecured 08/15/42	5.000%	560,000	599,988
Kraft Foods Group, Inc. Senior Unsecured 06/04/42	5.000%	245,000	277,638

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%		55,000	60,637
L Brands, Inc. 04/01/21	6.625%		65,000	74,669
L-3 Communications Corp. 11/15/16	3.950%		510,000	549,732
02/15/21	4.950%		205,000	231,266
Lamar Media Corp. 02/01/22	5.875%		18,000	19,688
Laredo Petroleum, Inc. 05/01/22	7.375%		60,000	66,000
Level 3 Financing, Inc. 04/01/19	9.375%		52,000	58,630
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%		24,000	26,310
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%		355,000	395,150
Lockheed Martin Corp. Senior Unsecured(b) 12/15/42	4.070%		295,000	284,131
Lynx I Corp. Senior Secured(b) 04/15/21	5.375%		27,000	28,924
Lynx II Corp. Senior Unsecured(b) 04/15/23	6.375%		11,000	11,908
MGM Resorts International 12/15/21	6.625%		17,000	18,466
MGM Resorts International(b) 10/01/20	6.750%		5,000	5,488
Manitowoc Co., Inc. (The) 11/01/20	8.500%		30,000	34,200
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%		73,000	81,212
02/15/23	5.500%		39,000	42,802
Meritage Homes Corp. 04/01/22	7.000%		22,000	24,805
Meritage Homes Corp.(b) 03/01/18	4.500%		12,000	12,060
MetroPCS Wireless, Inc.(b) 04/01/23	6.625%		14,000	14,980
Molson Coors Brewing Co. 05/01/22	3.500%		135,000	142,743
Morgan Stanley Senior Unsecured 10/02/17	5.500%	EUR	395,000	602,325

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC 04/01/21	4.375%	275,000	317,236
01/15/43	4.450%	305,000	323,112
National CineMedia LLC Senior Secured 04/15/22	6.000%	38,000	41,420
News America, Inc. 09/15/22	3.000%	1,300,000	1,318,582
NiSource Finance Corp. 09/15/17	5.250%	2,000,000	2,300,039
Nielsen Finance LLC/Co.(b) 10/01/20	4.500%	59,000	60,254
Northwest Pipeline GP Senior Unsecured 04/15/17	5.950%	460,000	532,418
Nuance Communications, Inc.(b) 08/15/20	5.375%	54,000	55,620
Oasis Petroleum, Inc. 01/15/23	6.875%	51,000	56,610
Oil States International, Inc.(b) 01/15/23	5.125%	18,000	18,495
Omnicare, Inc. 06/01/20	7.750%	64,000	72,160
Oshkosh Corp. 03/01/17	8.250%	41,000	44,690
Pacific Gas & Electric Co. Senior Unsecured 10/01/20	3.500%	305,000	335,811
Peabody Energy Corp. 11/15/18	6.000%	70,000	75,600
Penske Automotive Group, Inc.(b) 10/01/22	5.750%	11,000	11,646
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	62,000	70,835
Pinnacle Foods Finance LLC/Corp.(b) 05/01/21	4.875%	12,000	12,345
Plains Exploration & Production Co. 11/15/20	6.500%	61,000	68,015
02/15/23	6.875%	116,000	132,095
Polypore International, Inc. 11/15/17	7.500%	20,000	21,600
Progress Energy, Inc. Senior Unsecured 04/01/22	3.150%	1,325,000	1,373,521
Prudential Financial, Inc. Senior Unsecured 05/12/41	5.625%	115,000	136,477

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Colorado 1st Mortgage 03/15/43	3.950%	265,000	276,812
QEP Resources, Inc. Senior Unsecured 10/01/22	5.375%	57,000	60,562
05/01/23	5.250%	20,000	21,250
Reed Elsevier Capital, Inc.(b) 10/15/22	3.125%	570,000	564,001
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	94,000	105,280
04/15/23	5.500%	17,000	18,615
Regency Energy Partners LP/Finance Corp.(b) 11/01/23	4.500%	15,000	15,525
Revlon Consumer Products Corp.(b) 02/15/21	5.750%	35,000	36,050
Reynolds Group Issuer, Inc./LLC Senior Secured 08/15/19	7.875%	83,000	92,960
SBA Telecommunications, Inc. 08/15/19	8.250%	20,000	22,150
SBA Telecommunications, Inc.(b) 07/15/20	5.750%	23,000	24,495
SM Energy Co. Senior Unsecured 11/15/21	6.500%	68,000	74,800
STHI Holding Corp. Secured(b) 03/15/18	8.000%	51,000	55,845
Sabine Pass Liquefaction LLC(b) Senior Secured 02/01/21	5.625%	50,000	51,750
04/15/23	5.625%	18,000	18,495
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	21,000	23,494
Sealed Air Corp.(b) 09/15/21	8.375%	3,000	3,510
Shearer's Foods, Inc. LLC Senior Secured(b) 11/01/19	9.000%	24,000	26,700
Southern California Edison Co. 1st Refunding Mortgage 03/15/43	3.900%	470,000	484,984
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	2,131,000	2,492,219
Spectrum Brands Escrow Corp.(b) 11/15/20	6.375%	45,000	49,162

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc. Senior Secured 06/15/18	9.500%	41,000	46,074
Sprint Nextel Corp.(b) 11/15/18	9.000%	115,000	141,450
03/01/20	7.000%	35,000	39,812
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	89,000	102,572
TRW Automotive, Inc.(b) 03/01/21	4.500%	19,000	19,618
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/20	7.750%	67,000	75,207
Tempur-Pedic International, Inc.(b) 12/15/20	6.875%	5,000	5,456
Tenet Healthcare Corp. Senior Secured(b) 06/01/20	4.750%	31,000	32,240
Tesoro Logistics LP/Finance Corp. Senior Unsecured(b) 10/01/20	5.875%	25,000	26,813
Time Warner Cable, Inc. 02/01/20	5.000%	175,000	202,402
09/15/42	4.500%	310,000	294,859
Time Warner, Inc. 03/29/41	6.250%	250,000	311,608
Toledo Edison Co. (The) Senior Secured 05/15/37	6.150%	165,000	208,943
TransDigm, Inc.(b) 10/15/20	5.500%	26,000	27,755
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 04/15/16	6.400%	2,255,000	2,582,665
United Rentals North America, Inc. 05/15/20	7.375%	41,000	46,432
04/15/22	7.625%	68,000	78,030
06/15/23	6.125%	4,000	4,310
Secured 07/15/18	5.750%	49,000	53,410
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	165,000	179,121
Universal Hospital Services, Inc. Secured 08/15/20	7.625%	20,000	21,650
Universal Hospital Services, Inc.(b) Secured 08/15/20	7.625%	23,000	24,984

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Univision Communications, Inc.(b) Senior Secured 05/15/19	6.875%		37,000	40,422
09/15/22	6.750%		38,000	42,180
Vail Resorts, Inc. 05/01/19	6.500%		46,000	49,507
Valeant Pharmaceuticals International(b) 10/15/20	6.375%		35,000	38,762
VeriSign, Inc.(b) 05/01/23	4.625%		14,000	14,350
Verizon Communications, Inc. Senior Unsecured 11/01/42	3.850%		655,000	598,645
Visteon Corp. 04/15/19	6.750%		38,000	40,992
Vivint, Inc. Senior Secured(b) 12/01/19	6.375%		67,000	67,502
Waste Management, Inc. 06/30/20	4.750%		535,000	613,623
Wells Fargo & Co. Senior Unsecured 11/03/16	4.125%	EUR	330,000	483,931
Whiting Petroleum Corp. 10/01/18	6.500%		5,000	5,388
Windstream Corp. 03/15/19	7.000%		40,000	40,950
10/15/20	7.750%		45,000	49,387
Zayo Group LLC/Capital, Inc. Senior Secured 01/01/20	8.125%		44,000	49,610
tw telecom holdings, Inc. 03/01/18	8.000%		106,000	115,010
Total				40,390,703
Total Corporate Bonds & Notes (Cost: $46,968,404)				50,442,831

Residential Mortgage-Backed Securities — Agency 5.8%

United States 5.8%
Federal Home Loan Mortgage Corp.(d) 05/01/42	3.500%	2,638,337	2,833,868
10/01/18	5.000%	159,650	170,045
09/01/17- 08/01/33	6.500%	152,640	170,694

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d) 06/01/27	2.500%	2,408,349	2,526,397
08/01/18	4.500%	334,969	359,228
12/01/18- 06/01/33	5.000%	1,429,303	1,575,173
11/01/18- 06/01/33	5.500%	923,484	1,021,329
03/01/17- 04/01/33	6.000%	346,939	379,296
04/01/17- 11/01/33	6.500%	675,916	762,621
05/01/32- 06/01/32	7.000%	465,339	553,689
05/01/32- 11/01/32	7.500%	334,869	397,192
Federal National Mortgage Association(d)(e) 09/01/40	4.500%	327,238	362,950
01/01/37	5.500%	570,984	638,987
Government National Mortgage Association(d) 10/15/33	5.500%	454,794	526,175
Total			12,277,644
Total Residential Mortgage-Backed Securities — Agency (Cost: $11,545,253)			12,277,644

Residential Mortgage-Backed Securities — Non-Agency 0.1%

United States 0.1%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(d)(f) 04/19/34	4.484%	298,192	295,901
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $268,822)			295,901

Commercial Mortgage-Backed Securities — Agency 2.1%

United States 2.1%
Government National Mortgage Association(d) Series 2013-13 Class AC 04/16/46	1.700%	2,090,037	2,085,177

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-33 Class AC 05/16/46	1.744%	2,292,607	2,304,272
Total			4,389,449
Total Commercial Mortgage-Backed Securities — Agency (Cost: $4,348,887)			4,389,449

Commercial Mortgage-Backed Securities — Non-Agency 3.1%

United States 3.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(d) 12/11/49	5.322%	250,000	282,936
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(d) 05/15/36	3.819%	143,971	145,427
Extended Stay America Trust Series 2013-ESH5 Class A25(b)(d) 12/05/31	1.830%	1,000,000	1,001,431
General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(d)(f) 05/12/35	5.254%	133,093	140,441
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(d) 03/10/39	5.444%	800,000	914,350
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3 Class ASB(d)(f) 08/15/42	4.893%	486,453	506,632
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3(d) 03/15/29	3.973%	197,730	199,136
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A(b)(d)(f) 08/15/45	5.982%	1,500,000	1,728,760
Rialto Real Estate Fund Series 2013-LT2 Class A(b)(d) 05/22/28	2.833%	1,495,621	1,495,873
S2 Hospitality LLC Series 2012-LV1 Class A(b)(d) 04/15/25	4.500%	207,203	207,154
Total			6,622,140
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $6,412,950)			6,622,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency 2.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.5%
Cronos Containers Program Ltd. Series 2013-1A Class A(b) 04/18/28	3.080%	1,000,000	1,000,019
United States 2.3%
American Credit Acceptance Receivables Trust Series 2013-1 Class A(b) 04/16/18	1.450%	1,740,000	1,740,520
CLI Funding V LLC Series 2013-1A(b) 03/18/28	2.830%	595,000	593,038
Centre Point Funding LLC Series 2012-2A Class 1(b) 08/20/21	2.610%	731,621	743,389
GTP Towers Issuer LLC(b) 02/15/15	4.436%	450,000	470,034
SBA Tower Trust Secured(b) 04/15/18	2.240%	900,000	904,552
TAL Advantage V LLC Series 2013-1A Class A(b) 02/22/38	2.830%	516,250	517,891
Total			4,969,424
Total Asset-Backed Securities — Non-Agency (Cost: $5,944,590)			5,969,443

Inflation-Indexed Bonds(a) 0.9%

Japan 0.9%
Japanese Government CPI-Linked Bond Senior Unsecured 03/10/18	1.400%	JPY	166,940	1,957,351
Total Inflation-Indexed Bonds (Cost: $1,554,268)				1,957,351

U.S. Treasury Obligations 5.3%

United States 5.3%
U.S. Treasury 03/15/14	1.250%	200,000	201,937
03/31/17	1.000%	4,165,000	4,249,599
02/15/22	2.000%	1,080,000	1,125,732
08/15/22	1.625%	355,000	356,026
02/15/23	2.000%	300,000	308,766

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/41	3.125%	2,855,000	3,002,210
02/15/42	3.125%	275,000	288,922
05/15/42	3.000%	680,000	696,256
11/15/42	2.750%	945,000	916,650
Total			11,146,098
Total U.S. Treasury Obligations (Cost: $10,823,855)			11,146,098

Foreign Government Obligations(a) 45.3%

Argentina 0.3%
Argentina Bonar Bonds 09/12/13	7.000%		383,000	386,830
04/17/17	7.000%		194,000	158,110
Total				544,940
Australia 1.3%
Australia Government Bond Senior Unsecured 05/15/13	6.500%	AUD	2,600,000	2,699,252
Belgium 0.5%
Belgium Government Bond 03/28/14	4.000%	EUR	750,000	1,022,283
Brazil 2.5%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b) 06/10/19	6.500%		210,000	250,878
Brazil Notas do Tesouro Nacional Senior Notes 01/01/17	10.000%	BRL	7,908,000	4,209,281
Brazilian Government International Bond Senior Unsecured 01/07/41	5.625%		270,000	337,500
Petrobras International Finance Co. 01/27/21	5.375%		420,000	464,249
Total				5,261,908
Canada 3.2%
Canadian Government Bond 06/01/18	4.250%	CAD	180,000	205,560
06/01/19	3.750%	CAD	1,052,000	1,193,450
Province of British Columbia 06/18/14	5.300%	CAD	960,000	997,592
Province of Ontario 03/08/14	5.000%	CAD	1,640,000	1,681,429
Senior Unsecured 05/26/15	0.950%		1,050,000	1,060,977

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Province of Quebec 12/01/17	4.500%	CAD	1,458,000	1,625,574
Total				6,764,582
Colombia 0.4%
Colombia Government International Bond Senior Unsecured 01/18/41	6.125%		235,000	314,491
Corporación Andina de Fomento 06/15/22	4.375%		432,000	470,958
Total				785,449
Czech Republic 0.2%
Czech Republic Government Bond 06/16/13	3.700%	CZK	7,230,000	370,673
Denmark 0.5%
Realkredit Danmark A/S 01/01/19	4.000%	DKK	5,330,000	1,080,850
Finland 1.8%
Finland Government Bond Senior Unsecured 04/15/21	3.500%	EUR	2,531,000	3,934,511
France 0.5%
Cie de Financement Foncier SA(b) 09/16/15	2.500%		600,000	622,434
Electricite de France SA Senior Unsecured 02/05/18	5.000%	EUR	350,000	541,117
Total				1,163,551
Germany 6.7%
Bundesrepublik Deutschland 07/04/14	4.250%	EUR	1,365,000	1,885,722
01/04/15	3.750%	EUR	723,000	1,011,560
07/04/19	3.500%	EUR	1,082,000	1,683,781
07/04/27	6.500%	EUR	1,702,001	3,616,647
07/04/28	4.750%	EUR	875,000	1,608,367
07/04/34	4.750%	EUR	1,706,000	3,309,145
07/04/44	2.500%	EUR	710,000	1,021,774
Total				14,136,996
Greece —%
Hellenic Republic Government Bond Senior Unsecured(f) 10/15/42	0.000%	EUR	488,200	5,111

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Indonesia 2.0%
Indonesia Government International Bond(b) Senior Unsecured 01/17/18	6.875%		500,000	603,750
10/12/35	8.500%		190,000	295,213
01/17/38	7.750%		140,000	207,900
Indonesia Treasury Bond Senior Unsecured 05/15/16	10.750%	IDR	3,620,000,000	436,942
11/15/20	11.000%	IDR	10,840,000,000	1,503,324
07/15/22	10.250%	IDR	8,394,000,000	1,151,402
Total				4,198,531
Italy —%
Italy Buoni Poliennali Del Tesoro 11/01/26	7.250%	EUR	283	488
Japan 4.8%
Japan Government 20-Year Bond Senior Unsecured 12/20/26	2.100%	JPY	338,500,000	3,981,873
09/20/29	2.100%	JPY	126,000,000	1,466,612
12/20/32	1.700%	JPY	253,000,000	2,701,529
Japan Government 30-Year Bond Senior Unsecured 12/20/34	2.400%	JPY	124,000,000	1,479,596
03/20/39	2.300%	JPY	55,500,000	657,012
Total				10,286,622
Kazakhstan 0.1%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		250,000	319,375
Lithuania 0.4%
Lithuania Government International Bond Senior Unsecured 02/07/18	4.850%	EUR	470,000	695,254
Lithuania Government International Bond(b) Senior Unsecured 09/14/17	5.125%		210,000	236,034
Total				931,288
Malaysia 0.5%
Petronas Capital Ltd.(b) 08/12/19	5.250%		970,000	1,142,169
Mexico 2.1%
Mexican Bonos 12/19/13	8.000%	MXN	1,677,600	1,416,419
12/17/15	8.000%	MXN	2,238,260	2,024,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico Government International Bond Senior Unsecured 09/27/34	6.750%		270,000	377,325
Petroleos Mexicanos 01/24/22	4.875%		500,000	568,750
Total				4,387,371
Netherlands 0.5%
Bank Nederlandse Gemeenten Senior Unsecured(b) 03/23/15	1.375%		960,000	976,781
New Zealand 1.0%
New Zealand Government Bond Senior Unsecured 03/15/19	5.000%	NZD	2,150,000	2,056,277
Norway 1.8%
Norway Government Bond 05/22/19	4.500%	NOK	19,000,000	3,861,087
Peru 0.1%
Peruvian Government International Bond Senior Unsecured 07/21/25	7.350%		150,000	217,875
Philippines 0.2%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b) 05/27/19	7.250%		290,000	366,125
Poland 3.6%
Poland Government Bond 10/24/13	5.000%	PLN	3,410,000	1,090,173
04/25/14	5.750%	PLN	3,250,000	1,058,871
10/25/17	5.250%	PLN	7,705,000	2,696,634
10/25/21	5.750%	PLN	7,310,000	2,757,574
Total				7,603,252
Romania 0.3%
Romanian Government International Bond Senior Unsecured 06/17/16	5.250%	EUR	480,000	686,310
Russian Federation 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b) 08/07/18	8.700%		100,000	127,625

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 11/22/16	6.212%		100,000	112,250
08/16/37	7.288%		230,000	285,200
Russian Foreign Bond - Eurobond Senior Unsecured(b)(f) 03/31/30	7.500%		592,275	745,082
Total				1,270,157
South Africa 0.4%
South Africa Government Bond 12/21/14	8.750%	ZAR	7,375,000	869,039
South Korea 0.7%
Export-Import Bank of Korea Senior Unsecured 01/21/14	8.125%		360,000	378,238
01/14/15	5.875%		450,000	484,027
04/11/22	5.000%		500,000	578,950
Total				1,441,215
Sweden 1.2%
Nordea Hypotek AB 06/19/13	4.250%	SEK	7,300,000	1,130,611
Sweden Government Bond 08/12/17	3.750%	SEK	4,530,000	778,223
06/01/22	3.500%	SEK	4,000,000	720,660
Total				2,629,494
Turkey 0.7%
Turkey Government International Bond Senior Unsecured 02/16/17	5.500%	EUR	480,000	708,435
03/17/36	6.875%		540,000	707,400
Total				1,415,835
United Kingdom 5.5%
United Kingdom Gilt 09/07/16	4.000%	GBP	1,780,000	3,099,634
03/07/19	4.500%	GBP	680,000	1,273,512
09/07/21	3.750%	GBP	190,000	349,178
03/07/25	5.000%	GBP	430,000	884,006
12/07/27	4.250%	GBP	810,000	1,565,658
03/07/36	4.250%	GBP	572,000	1,104,194
12/07/38	4.750%	GBP	684,000	1,421,858
12/07/40	4.250%	GBP	540,000	1,040,631
12/07/49	4.250%	GBP	475,000	923,571
Total				11,662,242

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.2%
Uruguay Government International Bond Senior Unsecured 03/21/36	7.625%	275,000	414,838
Venezuela 0.7%
Petroleos de Venezuela SA 04/12/17	5.250%	590,000	511,825
Venezuela Government International Bond Senior Unsecured 02/26/16	5.750%	20,000	18,950
05/07/23	9.000%	931,000	885,847
Total			1,416,622
Total Foreign Government Obligations (Cost: $88,375,638)			95,923,099

Senior Loans 0.3%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Australia —%
FMG Resources August 2006 Proprietary Ltd. Term Loan(f)(g) 10/18/17	5.250%	96,515	98,204
United Kingdom —%
Vantage Drilling Co. 2nd Lien Term Loan(c)(f)(g) 03/28/19	5.750%	6,000	6,079
United States 0.3%
Affinia Group, Inc. Tranche B2 Term Loan(c)(f)(g) 04/25/20	4.750%	8,000	8,090
Alliant Holdings I, Inc. Term Loan(f)(g) 12/20/19	5.000%	12,967	13,113
Ancestry.com, Inc. Term Loan(f)(g) 12/28/18	7.000%	54,862	55,480
Apex Tool Group LLC Term Loan(f)(g) 01/31/20	4.500%	6,000	6,077
Asurion LLC Tranche B1 Term Loan(f)(g) 05/24/19	4.500%	4,988	5,043

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Blue Coat Systems, Inc. Term Loan(f)(g) 02/15/18	5.750%	14,887	15,009
ConvaTec, Inc. Term Loan(f)(g) 12/22/16	5.000%	6,000	6,104
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(f)(g) 09/16/19	7.500%	24,704	25,610
Dupont Performance Coatings, Inc. Tranche B Term Loan(f)(g) 02/01/20	4.750%	9,000	9,112
Hostess Brands, Inc. 1st Lien Term Loan(c)(f)(g) 02/25/20	6.750%	12,000	12,270
Integra Telecom Holdings, Inc. Term Loan(f)(g) 02/22/19	6.000%	8,000	8,160
Lonestar Intermediate Super Holdings LLC Term Loan(f)(g) 09/02/19	11.000%	95,000	101,947
New Breed, Inc. Term Loan(f)(g) 10/01/19	6.000%	85,785	86,214
PQ Corp. Term Loan(f)(g) 08/07/17	4.500%	44,887	45,362
ROC Finance LLC Tranche B Term Loan(c)(f)(g) 03/28/19	5.000%	14,000	14,122
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(f)(g) 08/21/20	5.750%	20,000	20,733
Serta Simmons Holdings LLC Term Loan(f)(g) 10/01/19	5.000%	64,837	65,678
Spectrum Brands, Inc. Term Loan(f)(g) 12/17/19	4.500%	4,988	5,058
Sun Products Corp. (The) Tranche B Term Loan(f)(g) 03/23/20	5.500%	16,000	16,120
United Surgical Partners International, Inc. Tranche B Term Loan(c)(f)(g) 04/03/19	5.030%	6,983	7,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WideOpenWest Finance LLC Tranche B Term Loan(f)(g) 04/01/19	4.750%	12,903	13,068
Total			539,387
Total Senior Loans (Cost: $621,332)			643,670

Treasury Bills(a) 0.8%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Norway 0.8%
Norway Treasury Bills 12/18/13	1.500%	NOK	10,300,000	1,769,298
Total Treasury Bills (Cost: $1,834,978)				1,769,298

Money Market Funds 5.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.126%(h)(i)	10,604,611	10,604,611
Total Money Market Funds (Cost: $10,604,611)		10,604,611
Total Investments (Cost: $189,303,588)		202,041,535
Other Assets & Liabilities, Net		9,988,996
Net Assets		212,030,531

Investments in Derivatives

Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, $584,851 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Australian Government Bond, 10-year	(124)	(12,458,503)	June 2013	—	(441,895)
Canadian Government Bond, 10-year	117	15,880,272	June 2013	4,790	—
Euro-Bobl, 5-year	32	5,340,708	June 2013	36,423	—
U.S. Treasury Note, 5-year	(66)	(8,226,282)	June 2013	—	(66,057)
U.S. Treasury Note, 10-year	(134)	(17,870,157)	June 2013	—	(225,905)
U.S. Treasury Ultra Bond, 30-year	(5)	(821,719)	June 2013	—	(29,960)
Total				41,213	(763,817)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	May 15, 2013	570,000 (AUD)	583,275 (USD)	—	(7,026)
Standard Chartered Bank	May 15, 2013	239,000 (CAD)	232,631 (USD)	—	(4,525)
Standard Chartered Bank	May 15, 2013	2,766,000 (CHF)	2,975,585 (USD)	378	—
State Street Bank & Trust Co.	May 15, 2013	8,958,000 (CHF)	9,636,714 (USD)	1,171	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	May 15, 2013	18,236,000 (EUR)	23,863,630 (USD)	—	(154,335)
Standard Chartered Bank	May 15, 2013	1,081,000 (EUR)	1,408,792 (USD)	—	(14,954)
Citigroup Global Markets, Inc.	May 15, 2013	9,230,000 (GBP)	14,183,077 (USD)	—	(153,019)
Standard Chartered Bank	May 15, 2013	456,000 (GBP)	695,026 (USD)	—	(13,236)
Standard Chartered Bank	May 15, 2013	288,148,000 (JPY)	2,941,595 (USD)	—	(14,415)
Standard Chartered Bank	May 15, 2013	3,422,000 (NOK)	583,392 (USD)	—	(9,732)
Standard Chartered Bank	May 15, 2013	689,000 (NZD)	578,774 (USD)	—	(11,229)
Standard Chartered Bank	May 15, 2013	3,851,000 (SEK)	589,574 (USD)	—	(4,443)
Deutsche Bank	May 15, 2013	9,585,730 (USD)	9,243,000 (AUD)	—	(13,525)
Deutsche Bank	May 15, 2013	4,767,893 (USD)	4,615,000 (AUD)	11,478	—
J.P. Morgan Securities, Inc.	May 15, 2013	23,837,985 (USD)	2,334,941,000 (JPY)	115,363	—
Barclays Bank PLC	May 15, 2013	9,538,283 (USD)	54,668,000 (NOK)	—	(62,869)
Barclays Bank PLC	May 15, 2013	137,242 (USD)	803,000 (NOK)	1,939	—
J.P. Morgan Securities, Inc.	May 15, 2013	1,300,411 (USD)	1,615,000 (SGD)	10,789	—
UBS Securities	May 23, 2013	2,944,000 (NZD)	2,478,112 (USD)	—	(41,381)
Standard Chartered Bank	May 24, 2013	4,140,000 (BRL)	2,060,727 (USD)	—	(3,094)
J.P. Morgan Securities, Inc.	May 30, 2013	5,535,852 (USD)	550,200,000 (JPY)	108,880	—
J.P. Morgan Securities, Inc.	May 31, 2013	15,325,000 (ILS)	4,225,080 (USD)	—	(44,955)
UBS Securities	May 31, 2013	17,045,000 (MXN)	1,400,281 (USD)	—	(6)
Goldman, Sachs & Co.	May 31, 2013	6,688,000 (PLN)	2,127,802 (USD)	15,936	—
Standard Chartered Bank	May 31, 2013	7,640,000 (TRY)	4,243,266 (USD)	—	(4,648)
Citigroup Global Markets, Inc.	May 31, 2013	4,221,376 (USD)	230,065,000 (INR)	48,972	—
J.P. Morgan Securities, Inc.	May 31, 2013	2,131,732 (USD)	2,377,947,000 (KRW)	26,728	—
Deutsche Bank	May 31, 2013	2,026,762 (USD)	6,210,000 (MYR)	11,085	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	May 31, 2013	4,170,099 (USD)	131,772,000 (RUB)	41,201	—
State Street Bank & Trust Co.	June 5, 2013	7,764,212 (USD)	5,966,000 (EUR)	94,481	—
State Street Bank & Trust Co.	June 13, 2013	133,000 (GBP)	206,799 (USD)	262
J.P. Morgan Securities, Inc.	June 14, 2013	4,432,000 (PLN)	1,397,666 (USD)		(218)
HSBC Securities (USA), Inc.	June 14, 2013	1,320,232 (USD)	1,277,000 (AUD)	—	(951)
HSBC Securities (USA), Inc.	June 14, 2013	1,289,091 (USD)	1,299,000 (CAD)		(1,097)
Citigroup Global Markets, Inc.	June 20, 2013	2,037,096 (USD)	2,251,500,000 (KRW)	5,637
Total				494,300	(559,658)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $27,006,603 or 12.74% of net assets.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  At April 30, 2013, investments in securities included securities valued at $330,742 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)  Variable rate security.

(g)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)  The rate shown is the seven-day current annualized yield at April 30, 2013.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,776,932	48,419,109	(51,591,430)	10,604,611	9,849	10,604,611

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	50,442,831	—	50,442,831
Residential Mortgage-Backed Securities — Agency	—	12,277,644	—	12,277,644
Residential Mortgage-Backed Securities — Non-Agency	—	295,901	—	295,901
Commercial Mortgage-Backed Securities — Agency	—	4,389,449	—	4,389,449
Commercial Mortgage-Backed Securities — Non-Agency	—	6,622,140	—	6,622,140
Asset-Backed Securities — Non-Agency	—	5,969,443	—	5,969,443
Inflation-Indexed Bonds	—	1,957,351	—	1,957,351
U.S. Treasury Obligations	11,146,098	—	—	11,146,098
Foreign Government Obligations	—	95,923,099	—	95,923,099
Total Bonds	11,146,098	177,877,858	—	189,023,956
Short-Term Securities
Treasury Bills	—	1,769,298	—	1,769,298
Total Short-Term Securities	—	1,769,298	—	1,769,298
Other
Senior Loans	—	643,670	—	643,670
Money Market Funds	10,604,611	—	—	10,604,611
Total Other	10,604,611	643,670	—	11,248,281
Investments in Securities	21,750,709	180,290,826	—	202,041,535
Derivatives
Assets
Futures Contracts	41,213	—	—	41,213
Forward Foreign Currency Exchange Contracts	—	494,300	—	494,300
Liabilities
Futures Contracts	(763,817)	—	—	(763,817)
Forward Foreign Currency Exchange Contracts	—	(559,658)	—	(559,658)
Total	21,028,105	180,225,468	—	201,253,573

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $178,698,977)	$191,436,924
Affiliated issuers (identified cost $10,604,611)	10,604,611
Total investments (identified cost $189,303,588)	202,041,535
Cash	36,626
Foreign currency (identified cost $6,239,587)	6,261,682
Margin deposits on futures contracts	584,851
Unrealized appreciation on forward foreign currency exchange contracts	494,300
Receivable for:
Investments sold	2,274,061
Capital shares sold	93,270
Dividends	1,438
Interest	2,321,097
Reclaims	151,725
Expense reimbursement due from Investment Manager	1,437
Prepaid expenses	871
Total assets	214,262,893
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	559,658
Payable for:
Investments purchased	779,290
Investments purchased on a delayed delivery basis	289,617
Capital shares purchased	337,244
Variation margin on futures contracts	1,525
Investment management fees	3,309
Distribution and/or service fees	1,703
Foreign capital gains taxes deferred	116,728
Transfer agent fees	50,178
Administration fees	464
Plan administration fees	2
Compensation of board members	21,960
Other expenses	70,684
Total liabilities	2,232,362
Net assets applicable to outstanding capital stock	$212,030,531
Represented by
Paid-in capital	$204,285,519
Excess of distributions over net investment income	(7,560,057)
Accumulated net realized gain	3,437,283
Unrealized appreciation (depreciation) on:
Investments	12,737,947
Foreign currency translations	34,529
Forward foreign currency exchange contracts	(65,358)
Futures contracts	(722,604)
Foreign capital gains tax	(116,728)
Total — representing net assets applicable to outstanding capital stock	$212,030,531

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$194,155,367
Shares outstanding	28,775,879
Net asset value per share	$6.75
Maximum offering price per share(a)	$7.09
Class B
Net assets	$4,963,616
Shares outstanding	729,988
Net asset value per share	$6.80
Class C
Net assets	$8,651,996
Shares outstanding	1,288,317
Net asset value per share	$6.72
Class I
Net assets	$9,713
Shares outstanding	1,447
Net asset value per share	$6.71
Class K
Net assets	$325,402
Shares outstanding	48,186
Net asset value per share	$6.75
Class R
Net assets	$4,822
Shares outstanding	716
Net asset value per share	$6.73
Class W
Net assets	$188,841
Shares outstanding	27,999
Net asset value per share	$6.74
Class Y
Net assets	$2,328
Shares outstanding	347
Net asset value per share(b)	$6.70
Class Z
Net assets	$3,728,446
Shares outstanding	552,391
Net asset value per share	$6.75

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$9,849
Interest	3,959,776
Income from securities lending — net	53
Foreign taxes withheld	(28,973)
Total income	3,940,705
Expenses:
Investment management fees	670,000
Distribution and/or service fees
Class A	250,304
Class B	26,846
Class C	43,118
Class R	12
Class W	21,387
Transfer agent fees
Class A	341,645
Class B	9,167
Class C	14,715
Class K	90
Class R	9
Class W	29,297
Class Z	5,780
Administration fees	94,035
Plan administration fees
Class K	451
Compensation of board members	10,920
Custodian fees	21,488
Printing and postage fees	56,246
Registration fees	54,940
Professional fees	17,362
Other	7,223
Total expenses	1,675,035
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(311,250)
Total net expenses	1,363,785
Net investment income	2,576,920
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,148,391
Foreign currency translations	4,283
Forward foreign currency exchange contracts	(1,071,072)
Futures contracts	939,376
Net realized gain	5,020,978
Net change in unrealized appreciation (depreciation) on:
Investments	(7,994,081)
Foreign currency translations	(116,162)
Forward foreign currency exchange contracts	203,433
Futures contracts	(773,711)
Foreign capital gains tax	11,323
Net change in unrealized appreciation (depreciation)	(8,669,198)
Net realized and unrealized loss	(3,648,220)
Net decrease in net assets from operations	$(1,071,300)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a) (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$2,576,920	$6,595,684
Net realized gain	5,020,978	6,579,763
Net change in unrealized appreciation (depreciation)	(8,669,198)	(30,803)
Net increase (decrease) in net assets resulting from operations	(1,071,300)	13,144,644
Distributions to shareholders
Net investment income
Class A	(12,636,940)	(13,525,752)
Class B	(324,525)	(525,693)
Class C	(508,118)	(333,562)
Class I	(659)	(205,049)
Class K	(25,365)	(24,475)
Class R	(310)	(314)
Class W	(1,885,172)	(2,978,760)
Class Y	(158)	—
Class Z	(146,335)	(57,642)
Net realized gains
Class A	(610,804)	(905,617)
Class B	(16,571)	(39,090)
Class C	(25,863)	(24,734)
Class I	(31)	(13,695)
Class K	(1,218)	(1,586)
Class R	(15)	(22)
Class W	(93,323)	(205,051)
Class Y	(7)	—
Class Z	(6,056)	(3,453)
Total distributions to shareholders	(16,281,470)	(18,844,495)
Increase (decrease) in net assets from capital stock activity	(28,525,122)	(32,579,444)
Total decrease in net assets	(45,877,892)	(38,279,295)
Net assets at beginning of period	257,908,423	296,187,718
Net assets at end of period	$212,030,531	$257,908,423
Undistributed (excess of distributions over) net investment income	$(7,560,057)	$5,390,605

(a) Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,720,180	11,817,886	3,431,960	24,203,233
Distributions reinvested	1,852,947	12,648,970	1,875,892	12,870,895
Redemptions	(3,856,785)	(26,385,472)	(6,634,315)	(46,770,836)
Net decrease	(283,658)	(1,918,616)	(1,326,463)	(9,696,708)
Class B shares
Subscriptions	31,101	214,451	42,599	301,284
Distributions reinvested	47,674	328,477	75,354	520,694
Redemptions(b)	(148,535)	(1,019,934)	(644,810)	(4,565,242)
Net decrease	(69,760)	(477,006)	(526,857)	(3,743,264)
Class C shares
Subscriptions	277,446	1,886,782	534,165	3,767,227
Distributions reinvested	77,063	524,032	47,828	326,664
Redemptions	(245,239)	(1,647,868)	(210,878)	(1,479,741)
Net increase	109,270	762,946	371,115	2,614,150
Class I shares
Subscriptions	—	—	99,977	701,945
Distributions reinvested	—	—	31,795	217,943
Redemptions	—	—	(588,039)	(4,093,918)
Net increase (decrease)	—	—	(456,267)	(3,174,030)
Class K shares
Subscriptions	1,885	13,405	15,229	111,009
Distributions reinvested	3,894	26,583	3,797	26,061
Redemptions	(14,355)	(97,611)	(1,782)	(12,945)
Net increase (decrease)	(8,576)	(57,623)	17,244	124,125
Class W shares
Subscriptions	373,626	2,616,627	1,856,591	13,263,151
Distributions reinvested	290,053	1,978,163	464,964	3,183,456
Redemptions	(4,956,596)	(33,216,498)	(5,150,963)	(36,493,728)
Net decrease	(4,292,917)	(28,621,708)	(2,829,408)	(20,047,121)
Class Y shares
Subscriptions	347	2,500	—	—
Net increase	347	2,500	—	—
Class Z shares
Subscriptions	395,437	2,713,319	268,955	1,910,003
Distributions reinvested	22,075	150,590	8,786	60,408
Redemptions	(158,953)	(1,079,524)	(88,272)	(627,007)
Net increase	258,559	1,784,385	189,469	1,343,404
Total net decrease	(4,286,735)	(28,525,122)	(4,561,167)	(32,579,444)

(a) Class Y shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$7.22		$7.35		$7.47		$7.10	$6.16	$6.89
Income from investment operations:
Net investment income	0.08		0.18		0.22		0.23	0.17	0.22
Net realized and unrealized gain (loss)	(0.09)		0.17		(0.05)		0.31	1.15	(0.73)
Total from investment operations	(0.01)		0.35		0.17		0.54	1.32	(0.51)
Less distributions to shareholders:
Net investment income	(0.44)		(0.45)		(0.29)		(0.17)	(0.38)	(0.22)
Net realized gains	(0.02)		(0.03)		—		—	—	—
Total distributions to shareholders	(0.46)		(0.48)		(0.29)		(0.17)	(0.38)	(0.22)
Net asset value, end of period	$6.75		$7.22		$7.35		$7.47	$7.10	$6.16
Total return	(0.18%)		5.20%		2.46%		7.70%	22.12%	(7.66%)
Ratios to average net assets(a)
Total gross expenses	1.38	%(b)	1.33%		1.35%		1.34%	1.36%	1.32%
Total net expenses(c)	1.12	%(b)	1.15	%(d)	1.21	%(d)	1.25%	1.25%	1.25%
Net investment income	2.22	%(b)	2.51%		2.95%		3.31%	2.72%	3.26%
Supplemental data
Net assets, end of period (in thousands)	$194,155		$209,873		$223,462		$246,929	$252,773	$248,748
Portfolio turnover	31%		34%		57%		62%	69%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$7.28		$7.41		$7.52		$7.14	$6.23	$6.96
Income from investment operations:
Net investment income	0.05		0.13		0.16		0.18	0.13	0.17
Net realized and unrealized gain (loss)	(0.09)		0.18		(0.04)		0.31	1.15	(0.73)
Total from investment operations	(0.04)		0.31		0.12		0.49	1.28	(0.56)
Less distributions to shareholders:
Net investment income	(0.42)		(0.41)		(0.23)		(0.11)	(0.37)	(0.17)
Net realized gains	(0.02)		(0.03)		—		—	—	—
Total distributions to shareholders	(0.44)		(0.44)		(0.23)		(0.11)	(0.37)	(0.17)
Net asset value, end of period	$6.80		$7.28		$7.41		$7.52	$7.14	$6.23
Total return	(0.65%)		4.50%		1.72%		6.89%	21.14%	(8.28%)
Ratios to average net assets(a)
Total gross expenses	2.13	%(b)	2.10%		2.12%		2.10%	2.13%	2.09%
Total net expenses(c)	1.87	%(b)	1.90	%(d)	1.96	%(d)	2.02%	2.01%	2.01%
Net investment income	1.47	%(b)	1.79%		2.22%		2.58%	2.00%	2.49%
Supplemental data
Net assets, end of period (in thousands)	$4,964		$5,819		$9,836		$18,513	$29,977	$42,400
Portfolio turnover	31%		34%		57%		62%	69%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$7.19		$7.33		$7.45		$7.08	$6.18	$6.91
Income from investment operations:
Net investment income	0.05		0.12		0.16		0.18	0.13	0.17
Net realized and unrealized gain (loss)	(0.08)		0.18		(0.04)		0.31	1.14	(0.73)
Total from investment operations	(0.03)		0.30		0.12		0.49	1.27	(0.56)
Less distributions to shareholders:
Net investment income	(0.42)		(0.41)		(0.24)		(0.12)	(0.37)	(0.17)
Net realized gains	(0.02)		(0.03)		—		—	—	—
Total distributions to shareholders	(0.44)		(0.44)		(0.24)		(0.12)	(0.37)	(0.17)
Net asset value, end of period	$6.72		$7.19		$7.33		$7.45	$7.08	$6.18
Total return	(0.50%)		4.42%		1.70%		6.95%	21.15%	(8.27%)
Ratios to average net assets(a)
Total gross expenses	2.13	%(b)	2.09%		2.10%		2.10%	2.12%	2.08%
Total net expenses(c)	1.87	%(b)	1.90	%(d)	1.95	%(d)	2.01%	2.01%	2.01%
Net investment income	1.47	%(b)	1.73%		2.21%		2.58%	1.94%	2.51%
Supplemental data
Net assets, end of period (in thousands)	$8,652		$8,481		$5,926		$6,162	$5,557	$4,295
Portfolio turnover	31%		34%		57%		62%	69%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class I	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$7.19		$7.36	$7.48	$7.11	$6.14	$6.87
Income from investment operations:
Net investment income	0.09		0.21	0.25	0.26	0.20	0.25
Net realized and unrealized gain (loss)	(0.09)		0.17	(0.05)	0.31	1.15	(0.73)
Total from investment operations	—		0.38	0.20	0.57	1.35	(0.48)
Less distributions to shareholders:
Net investment income	(0.46)		(0.52)	(0.32)	(0.20)	(0.38)	(0.25)
Net realized gains	(0.02)		(0.03)	—	—	—	—
Total distributions to shareholders	(0.48)		(0.55)	(0.32)	(0.20)	(0.38)	(0.25)
Net asset value, end of period	$6.71		$7.19	$7.36	$7.48	$7.11	$6.14
Total return	(0.10%)		5.63%	2.94%	8.16%	22.83%	(7.30%)
Ratios to average net assets(a)
Total gross expenses	0.79	%(b)	0.77%	0.82%	0.86%	0.86%	0.85%
Total net expenses(c)	0.67	%(b)	0.71%	0.76%	0.82%	0.82%	0.82%
Net investment income	2.66	%(b)	3.02%	3.40%	3.70%	3.16%	3.68%
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$3,369	$195,613	$169,717	$205,798
Portfolio turnover	31%		34%	57%	62%	69%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class K	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$7.23		$7.36	$7.48	$7.11	$6.16	$6.89
Income from investment operations:
Net investment income	0.08		0.19	0.23	0.24	0.18	0.25
Net realized and unrealized gain (loss)	(0.09)		0.18	(0.05)	0.31	1.15	(0.72)
Total from investment operations	(0.01)		0.37	0.18	0.55	1.33	(0.47)
Less distributions to shareholders:
Net investment income	(0.45)		(0.47)	(0.30)	(0.18)	(0.38)	(0.26)
Net realized gains	(0.02)		(0.03)	—	—	—	—
Total distributions to shareholders	(0.47)		(0.50)	(0.30)	(0.18)	(0.38)	(0.26)
Net asset value, end of period	$6.75		$7.23	$7.36	$7.48	$7.11	$6.16
Total return	(0.25%)		5.39%	2.60%	7.85%	22.42%	(7.19%)
Ratios to average net assets(a)
Total gross expenses	1.09	%(b)	1.08%	1.12%	1.18%	1.16%	1.14%
Total net expenses(c)	0.97	%(b)	1.00%	1.06%	1.12%	1.06%	0.87%
Net investment income	2.38	%(b)	2.65%	3.10%	3.35%	2.86%	3.64%
Supplemental data
Net assets, end of period (in thousands)	$325		$410	$291	$407	$169	$118
Portfolio turnover	31%		34%	57%	62%	69%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013	Year Ended October 31,
Class R	(Unaudited)	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.20	$7.34	$7.46	$6.98
Income from investment operations:
Net investment income	0.07	0.16	0.20	0.16
Net realized and unrealized gain (loss)	(0.09)	0.17	(0.05)	0.40
Total from investment operations	(0.02)	0.33	0.15	0.56
Less distributions to shareholders:
Net investment income	(0.43)	(0.44)	(0.27)	(0.08)
Net realized gains	(0.02)	(0.03)	—	—
Total distributions to shareholders	(0.45)	(0.47)	(0.27)	(0.08)
Net asset value, end of period	$6.73	$7.20	$7.34	$7.46
Total return	(0.29%)	4.83%	2.21%	8.15%
Ratios to average net assets(b)

Total gross expenses	1.66	%(c)	1.60%	1.59%	1.66	%(c)

Total net expenses(d)	1.37	%(c)	1.40%	1.46%	1.59	%(c)
Net investment income	1.98	%(c)	2.26%	2.69%	3.58	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5		$5	$5	$5
Portfolio turnover	31%		34%	57%	62%

Notes to Financial Highlights

(a)  For the period from March 15, 2010 (commencement of operations) to October 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class W	(Unaudited)		2012		2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$7.22		$7.35		$7.46		$7.09	$6.15	$6.88
Income from investment operations:
Net investment income	0.08		0.18		0.22		0.22	0.17	0.22
Net realized and unrealized gain (loss)	(0.11)		0.17		(0.04)		0.31	1.14	(0.73)
Total from investment operations	(0.03)		0.35		0.18		0.53	1.31	(0.51)
Less distributions to shareholders:
Net investment income	(0.43)		(0.45)		(0.29)		(0.16)	(0.37)	(0.22)
Net realized gains	(0.02)		(0.03)		—		—	—	—
Total distributions to shareholders	(0.45)		(0.48)		(0.29)		(0.16)	(0.37)	(0.22)
Net asset value, end of period	$6.74		$7.22		$7.35		$7.46	$7.09	$6.15
Total return	(0.47%)		5.18%		2.59%		7.66%	22.04%	(7.62%)
Ratios to average net assets(a)
Total gross expenses	1.37	%(b)	1.34%		1.36%		1.31%	1.30%	1.30%
Total net expenses(c)	1.13	%(b)	1.16	%(d)	1.21	%(d)	1.27%	1.27%	1.27%
Net investment income	2.37	%(b)	2.56%		2.95%		3.15%	2.70%	3.27%
Supplemental data
Net assets, end of period (in thousands)	$189		$31,187		$52,531		$69,842	$60,278	$135,157
Portfolio turnover	31%		34%		57%		62%	69%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

Class Y	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.20
Income from investment operations:
Net investment income	0.09
Net realized and unrealized loss	(0.11)
Total from investment operations	(0.02)
Less distributions to shareholders:
Net investment income	(0.46)
Net realized gains	(0.02)
Total distributions to shareholders	(0.48)
Net asset value, end of period	$6.70
Total return	(0.38%)
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)
Total net expenses(d)	0.67	%(c)
Net investment income	2.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	31%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.22		$7.36		$7.48		$7.33
Income from investment operations:
Net investment income	0.08		0.19		0.23		0.01
Net realized and unrealized gain (loss)	(0.08)		0.17		(0.03)		0.14
Total from investment operations	—		0.36		0.20		0.15
Less distributions to shareholders:
Net investment income	(0.45)		(0.47)		(0.32)		—
Net realized gains	(0.02)		(0.03)		—		—
Total distributions to shareholders	(0.47)		(0.50)		(0.32)		—
Net asset value, end of period	$6.75		$7.22		$7.36		$7.48
Total return	(0.06%)		5.34%		2.83%		2.05%
Ratios to average net assets(a)
Total gross expenses	1.15	%(b)	1.08%		0.96%		1.13	%(b)
Total net expenses(c)	0.86	%(b)	0.89	%(d)	0.94	%(d)	0.95	%(b)
Net investment income	2.52	%(b)	2.70%		3.19%		2.31	%(b)
Supplemental data
Net assets, end of period (in thousands)	$3,728		$2,123		$768		$8
Portfolio turnover	31%		34%		57%		62%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Global Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are available only to certain retirement plans and other eligible investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange
rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio and to create long and short currency exposures.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates and to create long and short positions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	494,300
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	41,213	*
Total		535,513
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	559,658
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	763,817	*
Total		1,323,475

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange	(1,071,072)	—	(1,071,072) contracts
Interest rate contracts	—	939,376	939,376
Total	(1,071,072)	939,376	(131,696)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	203,433	—	203,433
Interest rate contracts	—	(773,711)	(773,711)
Total	203,433	(773,711)	(570,278)

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended April 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	553
Futures contracts	2,187

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.57% to 0.47% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.57% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were $761.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares. Beginning November 8, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.34%
Class B	0.34
Class C	0.34
Class K	0.05
Class R	0.35
Class W	0.34
Class Z	0.34

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $782,000 and $101,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $105,183 for Class A, $405 for Class B and $3,144 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014	Prior to March 1, 2013
Class A	1.07%	1.14%
Class B	1.82	1.89
Class C	1.82	1.89
Class I	0.62	0.69
Class K	0.92	0.99
Class R	1.32	1.39
Class W	1.07	1.14
Class Y	0.62	0.69
Class Z	0.82	0.89

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program,

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $189,304,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,294,000
Unrealized depreciation	(556,000)
Net unrealized appreciation	$12,738,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $66,891,082 and $107,061,858, respectively, for the six months ended April 30, 2013, of which $1,421,876 and $6,151,934, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 24.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee

Semiannual Report 2013

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Global Bond Fund

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Service Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to

Semiannual Report 2013

Columbia Global Bond Fund

Approval of Investment Management Services
Agreement (continued)

be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps are contemplated (such as the "global asset management initiative") in seeking to improve performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013

Columbia Global Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Global Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR153_10_C01_(06/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2013